PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders for Automated Cash Management Trust for the six-month period ended January 31, 1996. The report begins with an investment review on the short-term market from the fund's portfolio manager. Following the investment review, you will find the fund's portfolio of investments and its financial statements.

In Automated Cash Management Trust, your ready cash is at work pursuing daily income, along with a high level of liquidity and a stable net asset value of $1.00.* At the end of the reporting period, the fund's assets were invested in commercial paper (58.9%), variable rate instruments (20.4%), repurchase agreements (10.8%), bank notes (4.3%), certificates of deposit (3.7%), and corporate notes (2.3%).

During the six-month reporting period, dividends paid to shareholders totaled $0.03 per share. At the end of the reporting period, net assets stood at $1.3 billion.

Thank you for participating in the daily earning power of Automated Cash Management Trust. As always, we welcome your questions, comments, or suggestions.

Sincerely,

J. Christopher Donahue
President
March 15, 1996
* Although money market mutual funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so. Investments in mutual funds are neither insured nor guaranteed by the U.S. government.

INVESTMENT REVIEW
--------------------------------------------------------------------------------

Automated Cash Management Trust invests in high quality money market instruments maturing in thirteen months or less. The average maturity of these securities, computed on a dollar weighted basis, is restricted to 90 days or less. Portfolio securities must be rated in the highest short-term rating category by one or more of the nationally recognized statistical rating organizations or, if unrated, be of comparable quality to securities having such ratings. Typical security types include, but are not limited to, commercial paper, certificates of deposit, time deposits, variable rate instruments, and repurchase agreements.

Interest rates held steady for the third quarter of 1995 before continuing to decline modestly in the last several months of the year. The Federal Reserve Board (the "Fed") took action on December 19, 1995, and lowered the Federal Funds target rate from 5.75% to 5.50%, precisely the level at which 1995 began. Finally, after market anticipation throughout January 1996, the Fed again lowered the Federal Funds target rate by 25 basis points from 5.50% to 5.25% on January 31, 1996.

The money market yield curve kept a consistent shape throughout the reporting period. One-month commercial paper rates declined 39 basis points while six-month rates dropped 36 basis points, continuing a modestly inverted money market yield curve.

The target average maturity range for the fund began the reporting period at 35-45 days but was subsequently lengthened to a 40-50 day range, reflecting the changing economic and monetary sentiment. In structuring the fund, there is continued emphasis placed on positioning 30-35% of the fund's core assets in variable rate demand notes and accomplishing a modest barbell structure.

During the six-months ended January 31, 1996, the net assets of the fund increased from $1.141 billion to $1.270 billion while the 7-day net yield decreased from 5.42% to 5.07%.* The effective average maturity of the fund on January 31, 1996, was 58 days.

*Performance quoted represents past performance and is not indicative of future results. Yield will vary.

AUTOMATED CASH MANAGEMENT TRUST
PORTFOLIO OF INVESTMENTS
JANUARY 31, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                                                            VALUE
-------------  -------------------------------------------------------------------------------  ----------------
BANK NOTES--4.3%
----------------------------------------------------------------------------------------------
               BANKING--4.3%
               -------------------------------------------------------------------------------
$  10,000,000  Bank of America, Illinois, 5.300%, 4/26/1996                                     $     10,000,609
               -------------------------------------------------------------------------------
    5,000,000  Bank of New York, New York, 5.570%, 5/30/1996                                           4,999,196
               -------------------------------------------------------------------------------
   13,000,000  Mellon Bank NA, Pittsburgh, 5.750%-5.810%, 2/28/1996-10/16/1996                        12,999,005
               -------------------------------------------------------------------------------
   26,000,000  Seattle-First Bank, Seattle, 5.330%-5.370%, 4/24/1996-7/9/1996                         26,000,000
               -------------------------------------------------------------------------------  ----------------
               TOTAL BANK NOTES                                                                       53,998,810
               -------------------------------------------------------------------------------  ----------------
CERTIFICATES OF DEPOSIT--3.7%
----------------------------------------------------------------------------------------------
               BANKING--3.7%
               -------------------------------------------------------------------------------
   13,000,000  Bayerische Hypotheken-Und Wechsel-Bank Ag, 5.750%, 4/12/1996                           13,000,633
               -------------------------------------------------------------------------------
    7,000,000  Lloyds Bank PLC, London, 5.720%, 8/16/1996                                              7,008,089
               -------------------------------------------------------------------------------
   27,000,000  Swiss Bank Corp., Basle, 5.770%, 2/2/1996                                              27,000,000
               -------------------------------------------------------------------------------  ----------------
               TOTAL CERTIFICATES OF DEPOSIT                                                          47,008,722
               -------------------------------------------------------------------------------  ----------------
(A) COMMERCIAL PAPER--58.9%
----------------------------------------------------------------------------------------------
               BANKING--15.8%
               -------------------------------------------------------------------------------
   15,000,000  ABN AMRO N.A., Finance, Inc., (Guaranteed by ABN AMRO Bank N.V., Amsterdam),
               5.640%-5.785%, 4/25/1996                                                               14,806,100
               -------------------------------------------------------------------------------
   30,400,000  Barclays Bank of Canada, (Guaranteed by Barclays Bank PLC, London),
               5.767%-5.837%, 2/12/1996-3/1/1996                                                      30,294,916
               -------------------------------------------------------------------------------
   16,700,000  City of Cleveland, (Union Bank of Switzerland, Zurich LOC), 5.606%, 4/3/1996           16,700,000
               -------------------------------------------------------------------------------
   12,000,000  Paribas Finance, Inc., (Guaranteed by Banque Paribas, Paris), 5.381%, 4/22/1996        11,856,630
               -------------------------------------------------------------------------------
    9,651,000  Queensland Alumina Ltd., (Credit Suisse, Zurich LOC), 5.315%,
               4/23/1996                                                                               9,535,590
               -------------------------------------------------------------------------------
   10,000,000  Royal Bank of Canada, Montreal, 5.516%, 6/7/1996                                        9,810,558
               -------------------------------------------------------------------------------
   10,000,000  Societe Generale North America, Inc., (Guaranteed by Societe Generale, Paris),
               5.287%, 7/17/1996                                                                       9,761,097
               -------------------------------------------------------------------------------



AUTOMATED CASH MANAGEMENT TRUST
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                                                            VALUE
-------------  -------------------------------------------------------------------------------  ----------------
(A) COMMERCIAL PAPER--CONTINUED
----------------------------------------------------------------------------------------------
               BANKING--CONTINUED
               -------------------------------------------------------------------------------
$  57,000,000  Svenska Handelsbanken, Inc., (Guaranteed by Svenska Handelsbanken, Stockholm),
               5.233%-5.860%, 2/6/1996-7/22/1996                                                $     56,233,670
               -------------------------------------------------------------------------------
   30,000,000  UBS Finance (Delaware), Inc., (Guaranteed by Union Bank of Switzerland,
               Zurich), 5.951%, 2/1/1996                                                              30,000,000
               -------------------------------------------------------------------------------
   12,000,000  Westpac Capital Corp., (Guaranteed by Westpac Banking, Corp., Sydney), 5.309%,
               7/18/1996                                                                              11,710,480
               -------------------------------------------------------------------------------  ----------------
               Total                                                                                 200,709,041
               -------------------------------------------------------------------------------  ----------------
               FINANCE-COMMERCIAL--23.5%
               -------------------------------------------------------------------------------
   58,000,000  Asset Securitization Cooperative Corp., 5.345%-5.757%,
               2/2/1996-4/30/1996                                                                     57,630,894
               -------------------------------------------------------------------------------
   55,800,000  Beta Finance, Inc., 5.288%-5.851%, 2/2/1996-7/17/1996                                  55,466,795
               -------------------------------------------------------------------------------
   29,100,000  CIESCO, Inc., 5.409%-5.820%, 2/8/1996-4/11/1996                                        28,943,798
               -------------------------------------------------------------------------------
   12,000,000  CIT Group Holdings, Inc., 5.453%-5.693%, 3/19/1996-4/8/1996                            11,893,355
               -------------------------------------------------------------------------------
   23,200,000  CAFCO, 5.397%-5.791%, 4/22/1996-5/10/1996                                              22,877,477
               -------------------------------------------------------------------------------
   40,325,000  Falcon Asset Securitization Corp., 5.741%-5.753%, 2/8/1996-
               4/18/1996                                                                              40,176,204
               -------------------------------------------------------------------------------
   40,000,000  General Electric Capital Corp., 5.327%-5.845%, 2/5/1996-7/9/1996                       39,472,267
               -------------------------------------------------------------------------------
   25,000,000  Greenwich Funding Corp., 5.740%-5.749%, 2/15/1996-2/28/1996                            24,914,275
               -------------------------------------------------------------------------------
   12,575,000  PREFCO, 5.235%-5.730%, 2/26/1996-7/25/1996                                             12,400,452
               -------------------------------------------------------------------------------
    5,000,000  Sheffield Receivables Corp., 5.744%, 2/16/1996                                          4,988,208
               -------------------------------------------------------------------------------  ----------------
               Total                                                                                 298,763,725
               -------------------------------------------------------------------------------  ----------------
               FINANCE-RETAIL--13.6%
               -------------------------------------------------------------------------------
   53,000,000  American Express Credit Corp., 5.253%-5.779%, 3/4/1996-10/9/1996                       52,077,299
               -------------------------------------------------------------------------------
   31,000,000  Associates Corp. of North America, 5.321%-5.680%, 3/11/1996-
               9/24/1996                                                                              30,430,818
               -------------------------------------------------------------------------------
   16,000,000  Budget Funding Corp., 5.352%, 4/12/1996                                                15,833,071
               -------------------------------------------------------------------------------
    7,000,000  Ford Credit Receivables Funding, Inc., 5.494%, 4/1/1996                                 6,936,767
               -------------------------------------------------------------------------------
   15,000,000  McKenna Triangle National Corp., 5.467%, 4/2/1996                                      14,862,750
               -------------------------------------------------------------------------------



AUTOMATED CASH MANAGEMENT TRUST
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                                                            VALUE
-------------  -------------------------------------------------------------------------------  ----------------
(A) COMMERCIAL PAPER--CONTINUED
----------------------------------------------------------------------------------------------
               FINANCE-RETAIL--CONTINUED
               -------------------------------------------------------------------------------
$  45,000,000  New Center Asset Trust, A1+/P1 Series, 5.351%-5.752%, 2/28/1996-
               4/22/1996                                                                        $     44,601,208
               -------------------------------------------------------------------------------
    8,000,000  Norwest Financial, Inc., 5.314%, 9/17/1996                                              7,739,449
               -------------------------------------------------------------------------------  ----------------
               Total                                                                                 172,481,362
               -------------------------------------------------------------------------------  ----------------
               INSURANCE--0.8%
               -------------------------------------------------------------------------------
   10,000,000  CXC, Inc., 5.346%, 5/2/1996                                                             9,866,786
               -------------------------------------------------------------------------------  ----------------
               OIL & OIL FINANCE--4.4%
               -------------------------------------------------------------------------------
   21,000,000  Chevron Transport Corp., (Guaranteed by Chevron Corp.), 5.338%-5.802%,
               2/5/1996-7/1/1996                                                                      20,869,776
               -------------------------------------------------------------------------------
   35,000,000  Koch Industries, Inc., 5.951%, 2/1/1996                                                35,000,000
               -------------------------------------------------------------------------------  ----------------
               Total                                                                                  55,869,776
               -------------------------------------------------------------------------------  ----------------
               TELECOMMUNICATIONS--0.8%
               -------------------------------------------------------------------------------
   10,000,000  AT&T Corp., 5.598%, 5/10/1996                                                           9,849,850
               -------------------------------------------------------------------------------  ----------------
               TOTAL COMMERCIAL PAPER                                                                747,540,540
               -------------------------------------------------------------------------------  ----------------
CORPORATE NOTES--2.3%
----------------------------------------------------------------------------------------------
               FINANCE-EQUIPMENT--1.5%
               -------------------------------------------------------------------------------
    4,198,175  Case Equipment Loan Trust 1995-B Class A-1, 5.825%, 9/15/1996                           4,198,175
               -------------------------------------------------------------------------------
    2,946,263  Caterpillar Financial Asset Trust 1995-A Class A-1, 5.850%,
               8/25/1996                                                                               2,946,263
               -------------------------------------------------------------------------------
   12,323,525  Navistar Financial 1995-A Owner Trust, 5.750%, 11/15/1996                              12,323,368
               -------------------------------------------------------------------------------  ----------------
               Total                                                                                  19,467,806
               -------------------------------------------------------------------------------  ----------------
               FOOD & BEVERAGE--0.8%
               -------------------------------------------------------------------------------
   10,000,000  PepsiCo, Inc., 5.750%-5.830%, 8/27/1996-9/6/1996                                        9,999,965
               -------------------------------------------------------------------------------  ----------------
               TOTAL CORPORATE NOTES                                                                  29,467,771
               -------------------------------------------------------------------------------  ----------------
(B) VARIABLE RATE INSTRUMENTS--20.4%
----------------------------------------------------------------------------------------------
               BANKING--10.2%
               -------------------------------------------------------------------------------
    7,000,000  American Seaway Foods, Inc., (Society National Bank, Cleveland, OH LOC),
               5.585%, 2/2/1996                                                                        7,000,000
               -------------------------------------------------------------------------------



AUTOMATED CASH MANAGEMENT TRUST
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                                                            VALUE
-------------  -------------------------------------------------------------------------------  ----------------
(B) VARIABLE RATE INSTRUMENTS--CONTINUED
----------------------------------------------------------------------------------------------
               BANKING--CONTINUED
               -------------------------------------------------------------------------------
$   8,400,000  Associated Materials, Inc., (Society National Bank, Cleveland, OH LOC), 5.585%,
               2/2/1996                                                                         $      8,400,000
               -------------------------------------------------------------------------------
    6,000,000  Beverly California Corp., (PNC Bank, N.A. LOC), 5.591%, 2/5/1996                        6,000,000
               -------------------------------------------------------------------------------
    1,525,000  Denver Urban Renewal Authority, Series 1992-B, (Banque Paribas, Paris LOC),
               5.850%, 2/1/1996                                                                        1,525,000
               -------------------------------------------------------------------------------
    6,000,000  Development Authority of Richmond County, GA, (PNC Bank, N.A. LOC), 5.591%,
               2/5/1996                                                                                6,000,000
               -------------------------------------------------------------------------------
    5,000,000  Kentucky Rural Economic Development Authority, (PNC Bank, N.A. LOC), 5.591%,
               2/5/1996                                                                                5,000,000
               -------------------------------------------------------------------------------
    7,000,000  Massachusetts, IFA, Kendell Square, (PNC Bank, N.A. LOC), 5.616%, 2/1/1996              7,000,000
               -------------------------------------------------------------------------------
    7,533,000  Medic Funding Corp. Series 1993-A, (Bank One, Akron, N.A. LOC), 5.616%,
               2/1/1996                                                                                7,533,000
               -------------------------------------------------------------------------------
   13,250,000  Merit Care, Inc., (PNC Bank, N.A. LOC), 5.591%, 2/5/1996                               13,250,000
               -------------------------------------------------------------------------------
   12,000,000  National Funding Corp., Series 1994-A, (American National Bank, Chicago LOC),
               5.585%, 2/1/1996                                                                       12,000,000
               -------------------------------------------------------------------------------
    7,500,000  (c)SMM Trust, Series 1995-L, (Morgan Guaranty Trust Co., New York LOC), 5.645%,
               2/15/1996                                                                               7,499,174
               -------------------------------------------------------------------------------
    7,500,000  (c)SMM Trust, Series 1995-B, (Morgan Guaranty Trust Co., New York LOC), 5.688%,
               2/1/1996                                                                                7,500,000
               -------------------------------------------------------------------------------
   27,000,000  (c)SMM Trust, Series 1995-I, (Morgan Guaranty Trust Co., New York LOC), 5.520%,
               2/1/1996                                                                               26,997,466
               -------------------------------------------------------------------------------
   14,000,000  (c)SMM Trust, Series 1995-N, (Morgan Guaranty Trust Co., New York LOC), 5.925%,
               2/15/1996                                                                              14,000,000
               -------------------------------------------------------------------------------  ----------------
               Total                                                                                 129,704,640
               -------------------------------------------------------------------------------  ----------------
               ELECTRICAL EQUIPMENT--2.0%
               -------------------------------------------------------------------------------
    4,551,056  Marta Leasing Ltd., (Guaranteed by General Electric Co.), 5.591%, 2/5/1996              4,551,056
               -------------------------------------------------------------------------------



AUTOMATED CASH MANAGEMENT TRUST
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                                                            VALUE
-------------  -------------------------------------------------------------------------------  ----------------
(B) VARIABLE RATE INSTRUMENTS--CONTINUED
----------------------------------------------------------------------------------------------
               ELECTRICAL EQUIPMENT--CONTINUED
               -------------------------------------------------------------------------------
$  20,889,046  Northwest Airlines, Inc., (Guaranteed by General Electric Co.), 5.691%,
               2/5/1996                                                                         $     20,889,046
               -------------------------------------------------------------------------------  ----------------
               Total                                                                                  25,440,102
               -------------------------------------------------------------------------------  ----------------
               FINANCE-COMMERCIAL--1.1%
               -------------------------------------------------------------------------------
   13,500,000  Money Market Auto Loan Trust, (Guaranteed by Cap MAC), 5.825%, 2/15/1996               13,500,000
               -------------------------------------------------------------------------------  ----------------
               FINANCE-RETAIL--2.4%
               -------------------------------------------------------------------------------
   30,000,000  Carco Auto Loan Master Trust 1993-2, Series 1993-2 Class A1, 5.685%, 2/15/1996         30,000,000
               -------------------------------------------------------------------------------  ----------------
               INSURANCE--4.7%
               -------------------------------------------------------------------------------
   25,000,000  (c)People's Security Life Insurance, 6.030%, 2/1/1996                                  25,000,000
               -------------------------------------------------------------------------------
   12,500,000  Sun Life Insurance Co. of America, 5.670%, 2/1/1996                                    12,500,000
               -------------------------------------------------------------------------------
   12,500,000  (c)Sun Life Insurance Co. of America, 5.775%, 2/1/1996                                 12,500,000
               -------------------------------------------------------------------------------
   10,000,000  Sun Life Insurance Co. of America, 5.779%, 2/1/1996                                    10,000,000
               -------------------------------------------------------------------------------  ----------------
               Total                                                                                  60,000,000
               -------------------------------------------------------------------------------  ----------------
               TOTAL VARIABLE RATE INSTRUMENTS                                                       258,644,742
               -------------------------------------------------------------------------------  ----------------
(D) REPURCHASE AGREEMENTS--10.8%
----------------------------------------------------------------------------------------------
   25,700,000  First Union Capital Markets Corp., 5.900%, dated 1/31/1996,
               due 2/1/1996                                                                           25,700,000
               -------------------------------------------------------------------------------
   46,900,000  Sanwa Securities USA Co., L.P., 5.900%, dated 1/31/1996,
               due 2/1/1996                                                                           46,900,000
               -------------------------------------------------------------------------------
   64,000,000  Swiss Bank Capital Markets, 5.900%, dated 1/31/1996, due 2/1/1996                      64,000,000
               -------------------------------------------------------------------------------  ----------------
               TOTAL REPURCHASE AGREEMENTS                                                           136,600,000
               -------------------------------------------------------------------------------  ----------------
               TOTAL INVESTMENTS, AT AMORTIZED COST (E)                                         $  1,273,260,585
               -------------------------------------------------------------------------------  ----------------


 (a) Each issue shows the rate of discount at the time of purchase.

 (b) Current rate and next reset date shown.


AUTOMATED CASH MANAGEMENT TRUST
--------------------------------------------------------------------------------

 (c) Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At the end of the period, these securities amounted to $93,496,640 which represents 7.4% of net assets.

(d) The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

 (e) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($1,270,150,123) at January 31, 1996.

The following acronyms are used throughout this portfolio:

CAFCO--Corporate Asset Funding Co., Inc.
IFA--Industrial Finance Authority
LOC--Letter of Credit
PLC--Public Limited Company
PREFCO--Preferred Receivables Funding Co.

(See Notes which are an integral part of the Financial Statements)

AUTOMATED CASH MANAGEMENT TRUST
STATEMENT OF ASSETS AND LIABILITIES
JANUARY 31, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
-----------------------------------------------------------------------------------------------
Investments in repurchase agreements                                           $    136,600,000
-----------------------------------------------------------------------------
Investments in securities                                                         1,136,660,585
-----------------------------------------------------------------------------  ----------------
Total investments in securities, at amortized cost and value                                     $  1,273,260,585
-----------------------------------------------------------------------------------------------
Cash                                                                                                       38,280
-----------------------------------------------------------------------------------------------
Income receivable                                                                                       3,196,382
-----------------------------------------------------------------------------------------------
Receivable for shares sold                                                                                    797
-----------------------------------------------------------------------------------------------  ----------------
     Total assets                                                                                   1,276,496,044
-----------------------------------------------------------------------------------------------
LIABILITIES:
-----------------------------------------------------------------------------------------------
Income distribution payable                                                           5,719,223
-----------------------------------------------------------------------------
Accrued expenses                                                                        626,698
-----------------------------------------------------------------------------  ----------------
     Total liabilities                                                                                  6,345,921
-----------------------------------------------------------------------------------------------  ----------------
NET ASSETS for 1,270,150,123 shares outstanding                                                  $  1,270,150,123
-----------------------------------------------------------------------------------------------  ----------------
NET ASSET VALUE, Offering Price and Redemption Proceeds Per Share:
$1,270,150,123 / 1,270,150,123 shares outstanding                                                           $1.00
-----------------------------------------------------------------------------------------------  ----------------


(See Notes which are an integral part of the Financial Statements)


AUTOMATED CASH MANAGEMENT TRUST
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JANUARY 31, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
---------------------------------------------------------------------------------------------------
Interest                                                                                             $  36,604,490
---------------------------------------------------------------------------------------------------
EXPENSES:
------------------------------------------------------------------------------------
Investment advisory fee                                                               $   3,119,314
------------------------------------------------------------------------------------
Administrative personnel and services fee                                                   472,054
------------------------------------------------------------------------------------
Custodian fees                                                                               89,212
------------------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                                     70,470
------------------------------------------------------------------------------------
Directors'/Trustees' fees                                                                    13,728
------------------------------------------------------------------------------------
Auditing fees                                                                                 4,492
------------------------------------------------------------------------------------
Legal fees                                                                                    3,200
------------------------------------------------------------------------------------
Portfolio accounting fees                                                                    65,506
------------------------------------------------------------------------------------
Shareholder services fee                                                                  1,559,657
------------------------------------------------------------------------------------
Share registration costs                                                                     32,752
------------------------------------------------------------------------------------
Printing and postage                                                                         16,680
------------------------------------------------------------------------------------
Insurance premiums                                                                           16,304
------------------------------------------------------------------------------------
Taxes                                                                                        11,040
------------------------------------------------------------------------------------
Miscellaneous                                                                                 5,336
------------------------------------------------------------------------------------  -------------
     Total expenses                                                                       5,479,745
------------------------------------------------------------------------------------
Waivers--
------------------------------------------------------------------------------------
  Waiver of investment advisory fee                                    $  (1,843,551)
---------------------------------------------------------------------
  Waiver of shareholder services fee                                         (52,725)
---------------------------------------------------------------------  -------------
     Total waivers                                                                       (1,896,276)
------------------------------------------------------------------------------------  -------------
          Net expenses                                                                                   3,583,469
---------------------------------------------------------------------------------------------------  -------------
               Net investment income                                                                 $  33,021,021
---------------------------------------------------------------------------------------------------  -------------


(See Notes which are an integral part of the Financial Statements)


AUTOMATED CASH MANAGEMENT TRUST
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                           SIX MONTHS
                                                              ENDED           THREE MONTHS
                                                           (UNAUDITED)            ENDED            YEAR ENDED
                                                        JANUARY 31, 1996      JULY 31, 1995      APRIL 30, 1995
INCREASE (DECREASE) IN NET ASSETS:
-----------------------------------------------------
OPERATIONS--
-----------------------------------------------------
Net investment income                                   $      33,021,021   $      15,102,380  $       48,731,991
-----------------------------------------------------  -------------------  -----------------  ------------------
DISTRIBUTIONS TO SHAREHOLDERS--
-----------------------------------------------------
Distributions from net investment income                      (33,021,021)        (15,102,380)        (48,731,991)
-----------------------------------------------------  -------------------  -----------------  ------------------
SHARE TRANSACTIONS--
-----------------------------------------------------
Proceeds from sale of shares                                4,066,748,031       2,064,434,014      10,099,261,708
-----------------------------------------------------
Net asset value of shares issued to shareholders in
payment of distributions declared                              16,076,151           9,139,140          27,788,873
-----------------------------------------------------
Cost of shares redeemed                                    (3,953,717,242)     (1,915,628,903)    (10,119,404,536)
-----------------------------------------------------  -------------------  -----------------  ------------------
     Change in net assets resulting from share
       transactions                                           129,106,940         157,944,251           7,646,045
-----------------------------------------------------  -------------------  -----------------  ------------------
          Change in net assets                                129,106,940         157,944,251           7,646,045
-----------------------------------------------------
NET ASSETS:
-----------------------------------------------------
Beginning of period                                         1,141,043,183         983,098,932         975,452,887
-----------------------------------------------------  -------------------  -----------------  ------------------
End of period                                           $   1,270,150,123   $   1,141,043,183  $      983,098,932
-----------------------------------------------------  -------------------  -----------------  ------------------


(See Notes which are an integral part of the Financial Statements)


AUTOMATED CASH MANAGEMENT TRUST
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                          SIX MONTHS
                             ENDED         THREE
                          (UNAUDITED)     MONTHS
                          JANUARY 31,    JULY 31,                               YEAR ENDED APRIL 30,
                             1996         1995(A)      1995       1994       1993       1992       1991       1990       1989
NET ASSET VALUE,
BEGINNING OF PERIOD        $    1.00     $    1.00   $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00
-----------------------
INCOME FROM INVESTMENT
OPERATIONS
-----------------------
 Net investment income          0.03          0.01        0.05       0.03       0.03       0.05       0.07       0.08       0.08
-----------------------
LESS DISTRIBUTIONS
-----------------------
 Distributions from net
 investment income             (0.03)        (0.01)      (0.05)     (0.03)     (0.03)     (0.05)     (0.07)     (0.08)     (0.08)
-----------------------        -----         -----   ---------  ---------  ---------  ---------  ---------  ---------  ---------
NET ASSET VALUE,
END OF PERIOD              $    1.00     $    1.00   $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00
-----------------------        -----         -----   ---------  ---------  ---------  ---------  ---------  ---------  ---------
TOTAL RETURN (B)                2.69%         1.42%       4.82%      2.84%      3.11%      5.02%      7.52%      8.69%      8.20%
-----------------------
RATIOS TO AVERAGE NET
ASSETS
-----------------------
 Expenses                       0.57%*        0.57%*      0.57%      0.57%      0.56%      0.56%      0.55%      0.55%      0.55%
-----------------------
 Net investment income          5.29%*        5.60%*      4.71%      2.80%      3.07%      4.88%      7.23%      8.32%      7.93%
-----------------------
 Expense waiver/
 reimbursement (c)              0.30%*        0.40%*      0.33%      0.07%      0.04%      0.03%      0.12%      0.09%      0.10%
-----------------------
SUPPLEMENTAL DATA
-----------------------
 Net assets, end of
 period (000 omitted)       $1,270,150   $1,141,043   $983,099   $975,453  $1,172,170 $1,220,212 $1,464,710 $1,164,013  $943,136
-----------------------

                           1988
NET ASSET VALUE,
BEGINNING OF PERIOD      $    1.00
-----------------------
INCOME FROM INVESTMENT
OPERATIONS
-----------------------
 Net investment income        0.07
-----------------------
LESS DISTRIBUTIONS
-----------------------
 Distributions from net
 investment income           (0.07)
-----------------------  ---------
NET ASSET VALUE,
END OF PERIOD            $    1.00
-----------------------  ---------
TOTAL RETURN (B)              6.72%
-----------------------
RATIOS TO AVERAGE NET
ASSETS
-----------------------
 Expenses                     0.55%
-----------------------
 Net investment income        6.53%
-----------------------
 Expense waiver/
 reimbursement (c)            0.04%
-----------------------
SUPPLEMENTAL DATA
-----------------------
 Net assets, end of
 period (000 omitted)     $924,558
-----------------------


 * Computed on an annualized basis.

 (a) The Fund was reorganized into Money Market Obligations Trust effective July 30, 1994. The Fund has changed its fiscal year-end from April 30, to July 31, effective October 27, 1994.

 (b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

 (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


AUTOMATED CASH MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS
JANUARY 31, 1996
(UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION

Effective July 30, 1994, Automated Cash Management Trust (the "Fund") was reorganized into an investment portfolio of Money Market Obligations Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of the Fund, a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

     REPURCHASE AGREEMENTS--It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

     The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     RESTRICTED SECURITIES--Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Investment Company Act of 1940. Additional information on each restricted security held at January 31, 1996 is as follows:

                                                                                       FUND
                                                                                    ACQUISITION      ACQUISITION
     SECURITY                                                                          DATE              COST
     People's Security Life Insurance                                                     7/6/1995   $ 25,000,000
     --------------------------------------------------------------------
     SMM Trust                                                                 5/26/1995-11/3/1995   $ 55,996,640
     --------------------------------------------------------------------
     Sun Life Insurance Co. of America                                                   9/20/1993   $ 12,500,000
     --------------------------------------------------------------------


     OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At January 31, 1996, capital paid-in aggregated $1,270,150,123. Transactions in shares were as follows:


AUTOMATED CASH MANAGEMENT FUND
--------------------------------------------------------------------------------

                                                SIX MONTHS ENDED        THREE MONTHS ENDED         YEAR ENDED
                                                  JANUARY 31,                JULY 31,               APRIL 30,
                                                      1996                     1995                   1995
Shares sold                                        4,066,748,031             2,064,434,014         10,099,261,708
-------------------------------------------
Shares issued to shareholders in payment of
distributions declared                                16,076,151                 9,139,140             27,788,873
-------------------------------------------
Shares redeemed                                   (3,953,717,242)           (1,915,628,903)       (10,119,404,536)
-------------------------------------------  ----------------------  -------------------------  -----------------
     Net change resulting from share
       transactions                                  129,106,940               157,944,251              7,646,045
-------------------------------------------  ----------------------  -------------------------  -----------------


4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     INVESTMENT ADVISORY FEE--Federated Management, the Fund's investment adviser, (the "Adviser"), receives for its services an annual investment advisory fee equal to .50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

     ADMINISTRATIVE FEE--Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

     SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to .25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

     TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--FServ, through its registered transfer and dividend disbursing agent, Federated Shareholder Services Company, maintains all necessary shareholder records and receives a fee based on the size, type, and number of accounts made by shareholders.
     PORTFOLIO ACCOUNTING FEES--FServ also maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

     GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

TRUSTEES                                                  OFFICERS
--------------------------------------------------------------------------------

John F. Donahue                                           John F. Donahue
Thomas G. Bigley                                          Chairman
John T. Conroy, Jr.                                       J. Christopher Donahue
William J. Copeland                                       President
J. Christopher Donahue                                    Edward C. Gonzales
James E. Dowd                                             Executive Vice President
Lawrence D. Ellis, M.D.                                   John W. McGonigle
Edward L. Flaherty, Jr.                                   Executive Vice President and Secretary
Peter E. Madden                                           Richard B. Fisher
Gregor F. Meyer                                           Vice President
John E. Murray, Jr.                                       David M. Taylor
Wesley W. Posvar                                          Treasurer
Marjorie P. Smuts                                         J. Crilley Kelly
                                                          Assistant Secretary


Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.




                                                                  AUTOMATED
                                                                       CASH
                                                                 MANAGEMENT
                                                                      TRUST


                                                         SEMI-ANNUAL REPORT
                                                            TO SHAREHOLDERS
                                                           JANUARY 31, 1996




[LOGO]
FEDERATED SECURITIES CORP.
--------------------------
Distributor

A Subsidiary of Federated Investors

Federated Investors Tower
Pittsburgh, PA 15222-3779

Cusip 60934N864
8112802 (3/96)






PRESIDENT'S MESSAGE

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders for Government Obligations Fund, which covers the six-month period ended January 31, 1996. The report begins with an investment review on the short-term government market from the fund's portfolio manager. Following the investment review, you will find the fund's portfolio of investments and its financial statements.

In Government Obligations Fund, your ready cash is at work pursuing daily income, along with the additional advantages of daily liquidity and stability of principal.* At the end of the reporting period, the fund's portfolio was invested in repurchase agreements fully collateralized by U.S. government securities, and in short-term U.S government obligations.
During the six-month reporting period, dividends paid to shareholders totaled $0.03 per share. At the end of the reporting period, net assets stood at $2.6 billion.

Thank you for your confidence in the daily earning power of Government Obligations Fund. As always, your questions and comments are welcome.

Sincerely,


J. Christopher Donahue
President
March 15, 1996

* Although money market mutual funds seek to maintain a stable net asset value of $1.00 per share, there is no guarantee that they will be able to do so. Investments in mutual funds are neither insured nor guaranteed by the U.S. government.


INVESTMENT REVIEW

Government Obligations Fund is invested in direct U.S. Treasury and agency obligations and in repurchase agreements which have these securities as collateral. The fund continued to emphasize issues of the Federal National Mortgage Association, Student Loan Marketing Association, Farm Credit System, Federal Home Loan Banks, and Federal Home Loan Mortgage Corporation, and maintains a small Treasury position for liquidity purposes. Recently, the fund has been managed within a 40-50 day average maturity range.

The semi-annual reporting period brought continued signs of moderation in the economy, as softening in the manufacturing, housing, and consumer sectors restrained growth. Gross Domestic Product came in below the 2-21/2% pace generally considered to be the potential, noninflationary rate of growth for the economy. The monthly National Association of Purchasing Manager's Index* has registered readings of below 50 since July 1995, levels thought to be indicative of a contracting economy. Inflation remained quite friendly, with prices at the consumer level rising less than 3%. Against this backdrop, the Federal Reserve Board (the "Fed") eased monetary policy in December 1995 and again in January 1996, each time by 25 basis points to lower the Federal Funds target rate from 5.75% to 5.25% by the end of the reporting period. In July of 1995, the Fed had reversed course in monetary policy by lowering the Federal Funds target rate from 6% to 5.75%, after seven consecutive tightenings throughout 1994 and early 1995.

The combination of a sluggish economy and benign inflation drove short-term interest rates downward over the reporting period, as the market anticipated the easings by the Fed in an attempt to move monetary policy closer to a neutral stance. The yield on the three-month Treasury bill fell by more than 50 basis points over the reporting period, from 5.57% to close to 5%. Yields on the six-month and one-year Treasury bills declined even more, by 63 and 75 basis points, respectively. The front end of the yield curve ended the reporting period inverted, with the one-year Treasury bill trading roughly 15 basis points below the three-month Treasury bill at the end of January 1996. Aside from the underlying fundamental factors, movements in market rates were also influenced by the budget negotiations in Washington and the disruption to the Treasury auction schedule in October and November 1995.

Throughout the reporting period the fund was targeted in a 40-50 day average maturity target range, a modestly bullish stance, as we expected to see additional easings from the Fed. However, with short-term interest rates often anticipating a more aggressive forecast regarding future easing in monetary policy than was consistent with our own outlook, we felt that a yield advantage continued to exist for investments in repurchase agreements versus direct investments in short-term Treasury securities. The fund reinforced its barbell structure by combining its position in repurchase agreements collateralized by U.S. government mortgage-backed securities with short-term agency floating rate notes, with purchases in an area of the yield curve that offered relative value-securities with longer maturities of six to twelve months. This portfolio structure provided a competitive yield for the fund.

With harsh winter weather likely to be a drag on the economy and inflation remaining under control, we would anticipate additional easings in monetary policy by the Fed in the future. Without a notable change in the underlying economic fundamentals, we would look to reinforce the fund's barbelled structure should market opportunities permit, and will attempt to continue to maximize performance through ongoing relative value analysis. However, changing economic and market developments are continuously monitored to best serve our clients attracted to the short-term U.S. government market.

* The National Association of Purchasing Manager's Index is a diffusion index that measures the economic activity of the largest manufacturers in the United States.


GOVERNMENT OBLIGATIONS FUND
PORTFOLIO OF INVESTMENTS
JANUARY 31, 1996 (UNAUDITED)

    PRINCIPAL
    AMOUNT                                                                                                VALUE
SHORT-TERM OBLIGATIONS-40.4%
               (A)FEDERAL FARM CREDIT BANK, DISCOUNT NOTES-0.4%
$    11,000,000   6.57%, 2/23/1996                                                                 $    10,958,524
                  FEDERAL HOME LOAN BANK NOTES-2.5%
     63,500,000   6.015%-6.85%, 2/28/1996-6/13/1996                                                      63,518,537
               (A)FEDERAL HOME LOAN BANK, DISCOUNT NOTES-1.2%
     32,500,000   5.61%, 2/22/1996                                                                       32,395,160
               (B)FEDERAL HOME LOAN BANK, FLOATING RATE NOTES-5.2%
    135,500,000   5.315%-5.59%, 2/1/1996                                                                135,454,946
               (A)FEDERAL HOME LOAN MORTGAGE CORP., DISCOUNT NOTES-2.4%
     62,375,000   5.61%-7.04%, 2/8/1996-2/20/1996                                                        62,252,299
                  FEDERAL NATIONAL MORTGAGE ASSOCIATION-3.3%
     84,400,000   5.41%-5.91%, 6/12/1996-12/6/1996                                                       84,343,670
               (A)FEDERAL NATIONAL MORTGAGE ASSOCIATION, DISCOUNT NOTES-9.6%
    254,210,000   5.22%-5.93%, 2/6/1996-12/23/1996                                                      250,767,337
               (B)FEDERAL NATIONAL MORTGAGE ASSOCIATION, FLOATING RATE NOTES-1.9%
     50,000,000   5.06%-5.63%, 2/1/1996-2/6/1996                                                         49,966,013
                  STUDENT LOAN MARKETING ASSOCIATION NOTES-0.3%
      8,000,000   6.943%, 2/21/1996                                                                       8,000,761
               (B)STUDENT LOAN MARKETING ASSOCIATION, FLOATING RATE NOTES-3.9%
    100,230,000   5.12%-5.56%, 2/6/1996                                                                 100,146,629
               (B)HOUSING URBAN DEVELOPMENT, FLOATING RATE NOTES-1.9%
     50,025,000   5.762%, 2/1/1996                                                                       50,025,000


GOVERNMENT OBLIGATIONS FUND

   PRINCIPAL
    AMOUNT                                                                                               VALUE
SHORT-TERM OBLIGATIONS-CONTINUED
               (A)U.S TREASURY BILLS-2.9%
$    78,500,000   4.80%-5.27%, 6/27/1996-11/14/1996                                                 $    76,149,343
                  U.S. TREASURY NOTES-4.9%
    127,000,000   4.375%-7.625%, 5/15/1996-9/30/1996                                                    127,585,225
                     TOTAL SHORT-TERM OBLIGATIONS                                                     1,051,563,444
(C)REPURCHASE AGREEMENTS-59.7%
    151,000,000   Bear, Stearns & Co., Inc. 5.90%, dated 1/31/1996, due 2/1/1996                        151,000,000
    100,000,000   BT Securities Corp., 5.930%, dated 1/31/1996, due 2/1/1996                            100,000,000
    125,000,000   Chemical Securities, Inc., 5.90%, dated 1/31/1996, due 2/1/1996                       125,000,000
     35,000,000   Deutsche Bank Government Securities, Inc., 5.95%, dated 1/31/1996,
                  due 2/1/1996                                                                           35,000,000
    300,000,000   Goldman, Sachs and Co., 5.91%, dated 1/31/1996, due 2/1/1996                          300,000,000
    125,000,000   HSBC Securities, Inc., 5.95%, dated 1/31/1996, due 2/1/1996                           125,000,000
     90,000,000   Lehman Government Securities, Inc., 6.02%, dated 1/31/1996,
                  due 2/1/1996                                                                           90,000,000
    125,000,000   Morgan Stanley & Co., Inc., 5.95%, dated 1/31/1996, due 2/1/1996                      125,000,000
    125,000,000   Nomura Securities Intenational, Inc., 5.95%, dated 1/31/1996,
                  due 2/1/1996                                                                          125,000,000
    100,000,000   Smith Barney, Inc., 5.96%, dated 1/31/1996, due 2/1/1996                              100,000,000
    125,000,000   UBS Securities, Inc., 5.94%, dated 1/31/1996, due 2/1/1996                            125,000,000
     50,000,000(d)Goldman, Sachs and Co., 5.505%,  dated 1/24/1996, due 2/15/1996                        50,000,000


GOVERNMENT OBLIGATIONS FUND

    PRINCIPAL
    AMOUNT                                                                                                VALUE
(C)REPURCHASE AGREEMENTS-CONTINUED
$    73,000,000(d)Goldman, Sachs and Co., 5.505%, dated 1/24/1996, due 2/14/1996                    $    73,000,000
     30,000,000(d)Lehman Government Securities, Inc., 5.60%, dated 12/21/1995,
                  due 2/20/1996                                                                          30,000,000
                      TOTAL REPURCHASE AGREEMENTS                                                     1,554,000,000
                      TOTAL INVESTMENTS, AT AMORTIZED COST(E)                                       $ 2,605,563,444


(a)  Discount rate at time of purchase.

(b)  Floating rate note with current rate and next reset date shown.

(c) The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

(d) Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days if the creditworthiness of the issuer is downgraded.

(e)  Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($2,603,049,185) at January 31, 1996.

(See Notes which are an integral part of the Financial Statements)

GOVERNMENT OBLIGATIONS FUND
STATEMENT OF ASSETS AND LIABILITIES
JANUARY 31, 1996 (UNAUDITED)

ASSETS:
Investments in repurchase agreements                                      $1,554,000,000
Investments in securities                                                  1,051,563,444
Total investments in securities, at amortized cost and value                                         $2,605,563,444
Cash                                                                                                        182,875
Income receivable                                                                                         9,026,701
  Total assets                                                                                        2,614,773,020
LIABILITIES:
Income distribution payable                                                   11,523,104
Accrued expenses                                                                 200,731
  Total liabilities                                                                                      11,723,835
NET ASSETS for 2,603,049,185 shares outstanding                                                      $2,603,049,185
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PROCEEDS PER SHARE:
INSTITUTIONAL SHARES:
$2,045,481,521 / 2,045,481,521 shares outstanding                                                             $1.00
INSTITUTIONAL SERVICE SHARES:
$557,567,664 / 557,567,664 shares outstanding                                                                 $1.00


(See Notes which are an integral part of the Financial Statements)

GOVERNMENT OBLIGATIONS FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JANUARY 31, 1996 (UNAUDITED)

INVESTMENT INCOME:
Interest                                                                                                $69,746,094
EXPENSES:
Investment advisory fee                                                         $ 2,385,909
Administrative personnel and services fee                                           902,663
Custodian fees                                                                       96,629
Transfer and dividend disbursing agent fees and expenses                             32,210
Directors'/Trustees' fees                                                             3,680
Auditing fees                                                                         6,072
Legal fees                                                                            2,760
Portfolio accounting fees                                                           102,594
Shareholder services fee-Institutional Shares                                     2,445,087
Shareholder services fee-Institutional Service Shares                               537,299
Share registration costs                                                            108,744
Printing and postage                                                                 13,616
Insurance premiums                                                                    8,648
Taxes                                                                                 3,128
Miscellaneous                                                                         2,761
  Total expenses                                                                  6,651,800
Waivers-
  Waiver of investment advisory fee                            $(1,231,014)
  Waiver of shareholder services fee-Institutional Shares       (2,445,087)
    Total waivers                                                                (3,676,101)
      Net expenses                                                                                        2,975,699
        Net investment income                                                                           $66,770,395


(See Notes which are an integral part of the Financial Statements)

GOVERNMENT OBLIGATIONS FUND
STATEMENT OF CHANGES IN NET ASSETS

        SIX MONTHS
        ENDED
        (UNAUDITED)
        JANUARY 31,        YEAR ENDED
         1996          JULY 31, 1995
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS-
Net investment income                                                       $     66,770,395        $    79,342,312
DISTRIBUTIONS TO SHAREHOLDERS-
Distributions from net investment income
  Institutional Shares                                                           (55,128,976)           (71,018,165)
  Institutional Service Shares                                                   (11,641,419)            (8,324,147)
    Change in net assets resulting from distributions to
shareholders                                                                     (66,770,395)           (79,342,312)
SHARE TRANSACTIONS-
Proceeds from sale of shares                                                   7,337,041,909          8,123,000,879
Net asset value of shares issued to shareholders in payment
of distributions declared                                                         17,370,180             19,779,451
Cost of shares redeemed                                                       (7,016,984,132)        (6,641,037,966)
  Change in net assets resulting from share transactions                         337,427,957          1,501,742,364
    Change in net assets                                                         337,427,957          1,501,742,364
NET ASSETS:
Beginning of period                                                            2,265,621,228            763,878,864
End of period                                                               $  2,603,049,185        $ 2,265,621,228


(See Notes which are an integral part of the Financial Statements)

GOVERNMENT OBLIGATIONS FUND
FINANCIAL HIGHLIGHTS-INSTITUTIONAL SHARES
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                SIX MONTHS
                                                   ENDED
                                                (UNAUDITED)
                                                 JANUARY 31,                         YEAR ENDED JULY 31,
                                                   1996         1995       1994        1993      1992       1991      1990(A)
NET ASSET VALUE, BEGINNING OF PERIOD              $ 1.00       $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                             0.03         0.05       0.03       0.03       0.05       0.07       0.03
LESS DISTRIBUTIONS
  Distributions from net investment income         (0.03)       (0.05)     (0.03)     (0.03)     (0.05)     (0.07)     (0.03)
NET ASSETS VALUE, END OF PERIOD                   $ 1.00       $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
TOTAL RETURN(B)                                     2.87%        5.57%      3.41%      3.22%      4.70%      7.20%      2.80%
RATIOS TO AVERAGE NET ASSETS
  Expenses                                          0.20%*       0.20%      0.20%      0.20%      0.20%      0.20%      0.20%*
  Net investment income                             5.64%*       5.58%      3.38%      3.16%      4.55%      6.77%      8.24%*
  Expense waiver/reimbursement(c)                   0.35%*       0.40%      0.15%      0.11%      0.12%      0.22%      0.34%*
SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)     $2,045,482   $1,926,516   $763,879   $707,146   $679,533   $331,454   $148,598


  *  Computed on an annualized basis.

(a) Reflects operations for the period from March 31, 1990 (date of initial public investment) to July 31, 1990.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

GOVERNMENT OBLIGATIONS FUND
FINANCIAL HIGHLIGHTS-INSTITUTIONAL SERVICE SHARES
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.)

                                                                     SIX MONTHS
                                                                        ENDED
                                                                     (UNAUDITED)        YEAR ENDED
                                                                      JANUARY 31,        JULY 31,
                                                                          1996           1995(A)
NET ASSET VALUE, BEGINNING OF PERIOD                                     $ 1.00          $ 1.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                                    0.03            0.05
LESS DISTRIBUTIONS
  Distributions from net investment income                                (0.03)          (0.05)
NET ASSET VALUE, END OF PERIOD                                           $ 1.00          $ 1.00
TOTAL RETURN(B)                                                            2.74%           5.31%
RATIOS TO AVERAGE NET ASSETS
  Expenses                                                                 0.45%*          0.45%*
  Net investment income                                                    5.39%*          5.63%*
  Expense waiver/reimbursement(c)                                          0.10%*          0.15%*
SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)                              $557,568        $339,105
  *  Computed on an annualized basis.


(a) Reflects operations for the period from August 1, 1994, (date of initial public investment) to July 31, 1995. For the period from the effective date, July 5, 1994 to July 31, 1994, all net investment income was distributed to the Fund's adviser.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

GOVERNMENT OBLIGATIONS FUND
NOTES TO FINANCIAL STATEMENTS

JANUARY 31, 1996 (UNAUDITED)

(1)    ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of Government Obligations Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares.

(2)    SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

       INVESTMENT VALUATIONS-The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

       REPURCHASE AGREEMENTS-It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

       The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

       INVESTMENT INCOME, EXPENSES, AND DISTRIBUTIONS-Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.
       FEDERAL TAXES-It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

GOVERNMENT OBLIGATIONS FUND

       WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS-The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

       OTHER-Investment transactions are accounted for on the trade date.

(3)  SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At January 31, 1996, capital paid-in aggregated $2,603,049,185.

Transactions in shares were as follows:

                                                                                SIX MONTHS                   YEAR
                                                                                  ENDED                      ENDED
                                                                                JANUARY 31,                 JULY 31,
INSTITUTIONAL SHARES                                                               1996                       1995
Shares sold                                                                   6,128,400,638              7,200,004,553
Shares issued to shareholders in payment of distributions declared               12,696,801                 16,152,849
Shares redeemed                                                              (6,022,131,751)            (6,053,520,182)
  Net change resulting from Institutional Share transactions                    118,965,688              1,162,637,220

                                                                               SIX MONTHS                    YEAR
                                                                                  ENDED                      ENDED
                                                                               JANUARY 31,                  JULY 31,
INSTITUTIONAL SERVICE SHARES                                                      1996                      1995(A)
Shares sold                                                                   1,208,641,271                922,996,326
Shares issued to shareholders in payment of distributions declared                4,673,379                  3,626,602
Shares redeemed                                                                (994,852,381)              (587,517,784)
  Net change resulting from Institutional Service Share
  transactions                                                                  218,462,269                339,105,144
    Net change resulting from Fund share transactions                           337,427,957              1,501,742,364


(a) Reflects operations for the period from August 1, 1994 (date of initial public investment) to July 31, 1995.


GOVERNMENT OBLIGATIONS FUND

(4)  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE-Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.20% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE-Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE-Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 1996, Institutional Shares fully waived its shareholder services fee.
TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES-FServ, through its registered transfer and dividend disbursing agent, Federated Shareholder Services Company, maintains all necessary shareholder records and receives a fee based on the size, type and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES-FServ also maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL-Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

TRUSTEES                                      OFFICERS

John F. Donahue                               John F. Donahue
Thomas G. Bigley                                 Chairman
John T. Conroy, Jr.                           J. Christopher Donahue
William J. Copeland                              President
J. Christopher Donahue                        Edward C. Gonzales
James E. Dowd                                    Executive Vice President
Lawrence D. Ellis, M.D.                       John W. McGonigle
Edward L. Flaherty, Jr.                          Executive Vice President and Secretary
Peter E. Madden                               Richard B. Fisher
Gregor F. Meyer                                  Vice President
John E. Murray, Jr.                           David M. Taylor
Wesley W. Posvar                                 Treasurer
Marjorie P. Smuts                             J. Crilley Kelly
                                                 Assistant Secretary



Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.






PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders for Government Obligations Tax-Managed Fund for the six-month period ended January 31, 1996. The report begins with an investment review on the short-term government market from the fund's portfolio manager. Following the investment review, you will find the fund's portfolio of investments and its financial statements.

The fund is designed to pursue daily dividends, a high level of liquidity, and a stable net asset value of $1.00 per share.* In addition, the fund's portfolio of U.S. government securities is managed so that dividends are exempt from state and local income taxes.**

During the six-month reporting period, dividends paid to shareholders totaled $0.03 per share. At the end of the reporting period, net assets of the fund stood at $391.3 million.

Thank you for participating in the daily earning power of Government Obligations Tax-Managed Fund. As always, we welcome your comments, or suggestions.

Sincerely,

J. Christopher Donahue
President
March 15, 1996

 *Although money market mutual funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so. Investments in mutual funds are neither insured nor guaranteed by the U.S. government.

**Income may be subject to the federal alternative minimum tax.

INVESTMENT REVIEW
--------------------------------------------------------------------------------

Government Obligations Tax-Managed Fund, which is rated AAAm by Standard & Poor's Ratings Group and Aaa by Moody's Investors Service, Inc.,* is invested in U.S. Treasury and U.S. government agency obligations only. The inception date for this fund was May 7, 1995. The fund invests in issues of the Student Loan Marketing Association, Farm Credit System, Federal Home Loan Banks, and Tennessee Valley Authority, and maintains a small Treasury position for liquidity purposes. The fund does not invest in repurchase agreements, and is managed to provide distributions which may be exempt from state and local taxes.

The semi-annual reporting period brought continued signs of moderation in the economy, as softening in the manufacturing, housing, and consumer sectors restrained growth. Gross Domestic Product came in below the 2-2-1/2% pace generally considered to be the potential, noninflationary rate of growth for the economy. The monthly National Association of Purchasing Manager's Index** has registered readings of below 50 since July 1995, levels thought to be indicative of a contracting economy. Inflation remained quite friendly, with prices at the consumer level rising less than 3%. Against this backdrop, the Federal Reserve Board (the "Fed") eased monetary policy in December 1995 and again in January 1996, each time by 25 basis points to lower the Federal Funds target rate from 5.75% to 5.25% by the end of the reporting period. In July of 1995, the Fed had reversed course in monetary policy by lowering the Federal funds target rate from 6% to 5.75%, after seven consecutive tightenings throughout 1994 and early 1995.

The combination of a sluggish economy and benign inflation drove short-term interest rates downward over the reporting period, as the market anticipated the easings by the Fed in an attempt to move monetary policy closer to a neutral stance. The yield on the three-month Treasury bill fell by more than 50 basis points over the reporting period, from 5.57% to close to 5.00%. Yields on the six-month and one-year Treasury bills declined even more, by 63 and 75 basis points, respectively. The front end of the yield curve ended the reporting period inverted, with the one-year Treasury bill trading roughly 15 basis points below the three-month Treasury bill at the end of January 1996. Aside from the underlying fundamental factors, movements in market rates were also influenced by the budget negotiations in Washington and the disruption to the Treasury auction schedule in October and November of 1995.

The fund was managed somewhat conservatively over the reporting period due to its relatively recent inception, uncertainty of cash flow, and a market at expensive levels. However, the fund's portfolio was barbelled in structure, combining a position in short-term agency discount notes and government agency floating rate notes with Treasury and agency securities having longer maturities of six to thirteen months.

 *These ratings are obtained after Standard & Poor's Ratings Group evaluates a number of factors, including credit quality, market price exposure and management. Standard & Poor's Ratings Group monitors the portfolio weekly for developments that could cause changes in the ratings. Money market funds and bond funds rated Aaa by Moody's Investors Service, Inc. are judged to be of an investment quality similar to Aaa-rated fixed income obligations, that is, they are judged to be of the best quality. Ratings are subject to change and do not remove market risks.

**The National Association of Purchasing Manager's Index is a diffusion index that measures the economic activity of the largest manufacturers in the United States.


With harsh winter weather likely to be a drag on the economy and inflation remaining under control, we would anticipate additional easings in monetary policy by the Fed in the future. Without a notable change in the underlying economic fundamentals, we would look to reinforce the fund's barbelled structure should market opportunities permit, and will attempt to continue to maximize performance through ongoing relative value analysis. However, changing economic and market developments are continuously monitored to best serve our clients attracted to the short-term U.S. government market.

GOVERNMENT OBLIGATIONS TAX-MANAGED FUND
PORTFOLIO OF INVESTMENTS
JANUARY 31, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                                                             VALUE
--------------  ---------------------------------------------------------------------------------  --------------
GOVERNMENT AGENCIES--95.8%
-------------------------------------------------------------------------------------------------
$    6,000,000  Federal Farm Credit Bank, 5.40%-5.63%, 3/1/1996-12/2/1996                          $    5,999,247
                ---------------------------------------------------------------------------------
   108,370,000  (a)Federal Farm Credit Bank, Discount Notes, 5.35%-5.49%, 2/6/1996-
                3/6/1996                                                                              108,094,572
                ---------------------------------------------------------------------------------
    14,600,000  Federal Home Loan Bank, 5.37%-6.01%, 5/15/1996-11/13/1996                              14,616,327
                ---------------------------------------------------------------------------------
   196,195,000  (a)Federal Home Loan Bank, Discount Notes, 5.15%-5.80%, 2/1/1996-
                7/12/1996                                                                             195,579,259
                ---------------------------------------------------------------------------------
     6,000,000  (b)Federal Home Loan Bank, Floating Rate Note, 5.75%, 2/1/1996                          6,000,067
                ---------------------------------------------------------------------------------
    10,900,000  Student Loan Marketing Association, 5.52%, 2/7/1996                                    10,897,623
                ---------------------------------------------------------------------------------
    33,700,000  (b)Student Loan Marketing Association, Floating Rate Master Notes, 5.36%,
                2/6/1996                                                                               33,700,000
                ---------------------------------------------------------------------------------  --------------
                TOTAL GOVERNMENT AGENCIES                                                             374,887,095
                ---------------------------------------------------------------------------------  --------------
U.S. TREASURY OBLIGATIONS--4.4%
-------------------------------------------------------------------------------------------------
                (A)U.S. TREASURY BILLS--3.2%
                ---------------------------------------------------------------------------------
    13,000,000  4.80%-5.03%, 7/5/1996--11/14/1996                                                      12,614,162
                ---------------------------------------------------------------------------------  --------------
                U.S. TREASURY NOTES--1.2%
                ---------------------------------------------------------------------------------
     4,750,000  6.50%, 9/30/1996                                                                        4,787,882
                ---------------------------------------------------------------------------------  --------------
                TOTAL U.S. TREASURY OBLIGATIONS                                                        17,402,044
                ---------------------------------------------------------------------------------  --------------
                TOTAL INVESTMENTS, AT AMORTIZED COST(C)                                            $  392,289,139
                ---------------------------------------------------------------------------------  --------------


(a) Each issue shows the rate of discount at the time of purchase.

(b) Current rate and next reset date shown.

(c) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($391,250,696) at January 31, 1996.

(See Notes which are an integral part of the Financial Statements)

GOVERNMENT OBLIGATIONS TAX-MANAGED FUND
STATEMENT OF ASSETS AND LIABILITIES
JANUARY 31, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
-------------------------------------------------------------------------------------------------
Total investments in securities, at amortized cost and value                                       $  392,289,139
-------------------------------------------------------------------------------------------------
Cash                                                                                                      117,437
-------------------------------------------------------------------------------------------------
Income receivable                                                                                         710,894
-------------------------------------------------------------------------------------------------
Deferred expenses                                                                                          28,667
-------------------------------------------------------------------------------------------------  --------------
     Total assets                                                                                     393,146,137
-------------------------------------------------------------------------------------------------
LIABILITIES:
-------------------------------------------------------------------------------------------------
Income distribution payable                                                          $  1,793,206
-----------------------------------------------------------------------------------
Accrued expenses                                                                          102,235
-----------------------------------------------------------------------------------  ------------
     Total liabilities                                                                                  1,895,441
-------------------------------------------------------------------------------------------------  --------------
NET ASSETS for 391,250,696 shares outstanding                                                      $  391,250,696
-------------------------------------------------------------------------------------------------  --------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
-------------------------------------------------------------------------------------------------
Institutional Shares:
($153,750,012 / 153,750,012 shares outstanding)                                                    $         1.00
-------------------------------------------------------------------------------------------------  --------------
Institutional Service Shares:
($237,500,684 / 237,500,684 shares outstanding)                                                    $         1.00
-------------------------------------------------------------------------------------------------  --------------


(See Notes which are an integral part of the Financial Statements)

GOVERNMENT OBLIGATIONS TAX-MANAGED FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JANUARY 31, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
----------------------------------------------------------------------------------------------------
Interest                                                                                              $  5,805,730
----------------------------------------------------------------------------------------------------
EXPENSES:
----------------------------------------------------------------------------------------------------
Investment advisory fee                                                                  $   203,365
---------------------------------------------------------------------------------------
Administrative personnel and services fee                                                     77,924
---------------------------------------------------------------------------------------
Custodian fees                                                                                13,616
---------------------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                                      13,800
---------------------------------------------------------------------------------------
Directors'/Trustees' fees                                                                        368
---------------------------------------------------------------------------------------
Auditing fees                                                                                  6,624
---------------------------------------------------------------------------------------
Legal fees                                                                                       920
---------------------------------------------------------------------------------------
Portfolio accounting fees                                                                     28,704
---------------------------------------------------------------------------------------
Shareholder services fee--Institutional Shares                                               100,686
---------------------------------------------------------------------------------------
Shareholder services fee--Institutional Service Shares                                       153,520
---------------------------------------------------------------------------------------
Share registration costs                                                                      11,040
---------------------------------------------------------------------------------------
Printing and postage                                                                           3,680
---------------------------------------------------------------------------------------
Insurance premiums                                                                             2,944
---------------------------------------------------------------------------------------
Taxes                                                                                          1,288
---------------------------------------------------------------------------------------
Miscellaneous                                                                                  1,472
---------------------------------------------------------------------------------------  -----------
     Total expenses                                                                          619,951
---------------------------------------------------------------------------------------
Waivers and reimbursements--
--------------------------------------------------------------------------
  Waiver of investment advisory fee                                         $  (203,365)
--------------------------------------------------------------------------
  Waiver of shareholder services fee--Institutional Shares                     (100,686)
--------------------------------------------------------------------------
  Reimbursement of other operating expenses                                     (54,500)
--------------------------------------------------------------------------  -----------
     Total waivers and reimbursements                                                       (358,551)
---------------------------------------------------------------------------------------  -----------
          Net expenses                                                                                     261,400
----------------------------------------------------------------------------------------------------  ------------
               Net investment income                                                                  $  5,544,330
----------------------------------------------------------------------------------------------------  ------------


(See Notes which are an integral part of the Financial Statements)


GOVERNMENT OBLIGATIONS TAX-MANAGED FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                            SIX MONTHS ENDED
                                                                          (UNAUDITED) JANUARY      PERIOD ENDED
                                                                                31, 1996          JULY 31, 1995*
INCREASE (DECREASE) IN NET ASSETS:
-----------------------------------------------------------------------
OPERATIONS--
-----------------------------------------------------------------------
Net investment income                                                       $      5,544,330      $      679,985
-----------------------------------------------------------------------  ----------------------  ----------------
DISTRIBUTIONS TO SHAREHOLDERS--
-----------------------------------------------------------------------
Distributions from net investment income
-----------------------------------------------------------------------
  Institutional Shares                                                            (2,255,410)            (22,005)
-----------------------------------------------------------------------
  Institutional Service Shares                                                    (3,288,920)           (657,980)
-----------------------------------------------------------------------  ----------------------  ----------------
     Change in net assets resulting from distributions to shareholders            (5,544,330)           (679,985)
-----------------------------------------------------------------------  ----------------------  ----------------
SHARE TRANSACTIONS--
-----------------------------------------------------------------------
Proceeds from sale of shares                                                     650,326,367          95,754,802
-----------------------------------------------------------------------
Net asset value of shares issued to shareholders in payment of
distributions declared                                                               225,917             304,922
-----------------------------------------------------------------------
Cost of shares redeemed                                                         (338,536,695)        (16,824,617)
-----------------------------------------------------------------------  ----------------------  ----------------
     Change in net assets resulting from share transactions                      312,015,589          79,235,107
-----------------------------------------------------------------------  ----------------------  ----------------
          Change in net assets                                                   312,015,589          79,235,107
-----------------------------------------------------------------------
NET ASSETS:
-----------------------------------------------------------------------
Beginning of period                                                               79,235,107                   0
-----------------------------------------------------------------------  ----------------------  ----------------
End of period                                                               $    391,250,696      $   79,235,107
-----------------------------------------------------------------------  ----------------------  ----------------


* For the period from May 30, 1995 (date of initial public investment) to July 31, 1995.

(See Notes which are an integral part of the Financial Statements)


GOVERNMENT OBLIGATIONS TAX-MANAGED FUND
FINANCIAL HIGHLIGHTS--INSTITUTIONAL SHARES
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                         SIX MONTHS ENDED
                                                                            (UNAUDITED)            YEAR ENDED
                                                                         JANUARY 31, 1996       JULY 31, 1995(A)
NET ASSET VALUE, BEGINNING OF PERIOD                                         $    1.00              $    1.00
--------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------
  Net investment income                                                           0.03                   0.01
--------------------------------------------------------------------
LESS DISTRIBUTIONS
--------------------------------------------------------------------
  Distributions from net investment income                                       (0.03)                 (0.01)
--------------------------------------------------------------------        -------                -------
NET ASSET VALUE, END OF PERIOD                                               $    1.00              $    1.00
--------------------------------------------------------------------        -------                -------
TOTAL RETURN (B)                                                              2.85%                          0.94%
--------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
--------------------------------------------------------------------
  Expenses                                                                             0.10%*               0.20%*
--------------------------------------------------------------------
  Net investment income                                                                5.60%*               5.78%*
--------------------------------------------------------------------
  Expense waiver/reimbursement (c)                                                     0.49%*               0.64%*
--------------------------------------------------------------------
SUPPLEMENTAL DATA
--------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                            $153,750               $3,070
--------------------------------------------------------------------


 * Computed on an annualized basis.

(a) Reflects operations for the period from June 2, 1995 (date of initial public investment) to July 31, 1995.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


GOVERNMENT OBLIGATIONS TAX-MANAGED FUND
FINANCIAL HIGHLIGHTS--INSTITUTIONAL SERVICE SHARES
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                         SIX MONTHS ENDED
                                                                            (UNAUDITED)            YEAR ENDED
                                                                         JANUARY 31, 1996       JULY 31, 1995(A)
NET ASSET VALUE, BEGINNING OF PERIOD                                           $  1.00                $  1.00
--------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------
  Net investment income                                                           0.03                   0.01
--------------------------------------------------------------------
LESS DISTRIBUTIONS
--------------------------------------------------------------------
  Distributions from net investment income                                       (0.03)                 (0.01)
--------------------------------------------------------------------           -------                -------
NET ASSET VALUE, END OF PERIOD                                                 $  1.00                $  1.00
--------------------------------------------------------------------           -------                -------
TOTAL RETURN (B)                                                                  2.72%                  0.95%
--------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
--------------------------------------------------------------------
  Expenses                                                                        0.36%*                 0.45%*
--------------------------------------------------------------------
  Net investment income                                                           5.34%*                 5.55%*
--------------------------------------------------------------------
  Expense waiver/reimbursement (c)                                                0.26%*                 0.39%*
--------------------------------------------------------------------
SUPPLEMENTAL DATA
--------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                         $237,501             $76,165
--------------------------------------------------------------------


 * Computed on an annualized basis.

(a) Reflects operations for the period from May 30, 1995 (date of initial public investment) to July 31, 1995.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)



GOVERNMENT OBLIGATIONS TAX-MANAGED FUND
NOTES TO FINANCIAL STATEMENTS
JANUARY 31, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

(1) ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of Government Obligations Tax-Managed Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares; Institutional Shares and Institutional Service Shares.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--The Fund's use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     DEFERRED EXPENSES--The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized using the straight-line method not to exceed a period of five years from the Fund's commencement date.

     OTHER--Investment transactions are accounted for on the trade date.


(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At January 31, 1996, capital paid-in aggregated $391,250,696.

Transactions in shares were as follows:

                                                                                       SIX MONTHS       PERIOD
                                                                                         ENDED           ENDED
                                                                                      JANUARY 31,      JULY 31,
                                                                                          1996           1995*
INSTITUTIONAL SHARES
-----------------------------------------------------------------------------------
Shares sold                                                                             329,112,371      4,997,518
-----------------------------------------------------------------------------------
Shares issued to shareholders in payment of distributions declared                          219,093              2
-----------------------------------------------------------------------------------
Shares redeemed                                                                        (178,651,594)    (1,927,378)
-----------------------------------------------------------------------------------  --------------  -------------
     Net change resulting from Institutional Shares transactions                        150,679,870      3,070,142
-----------------------------------------------------------------------------------  --------------  -------------


*For the period from June 2, 1995 (date of initial public investment) to July
 31, 1995.

                                                                                       SIX MONTHS       PERIOD
                                                                                         ENDED           ENDED
                                                                                      JANUARY 31,      JULY 31,
                                                                                          1996          1995**
 INSTITUTIONAL SERVICE SHARES
-----------------------------------------------------------------------------------
 Shares sold                                                                            321,213,996     90,757,284
-----------------------------------------------------------------------------------
 Shares issued to shareholders in payment of distributions declared                           6,824        304,920
-----------------------------------------------------------------------------------
 Shares redeemed                                                                       (159,885,101)   (14,897,239)
-----------------------------------------------------------------------------------  --------------  -------------
 Net change resulting from Institutional Service Shares
 transactions                                                                           161,335,719     76,164,965
-----------------------------------------------------------------------------------  --------------  -------------
 Net change resulting from share transactions                                           312,015,589     79,235,107
-----------------------------------------------------------------------------------  --------------  -------------


 **For the period from May 30, 1995 (date of initial public investment) to July 31, 1995.

 (4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Federated Administrative Services ("FAS"), the Fund's investment adviser, (the "Adviser"), receives for its services an annual advisory fee equal to 0.20% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive a portion of its fee and reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and reimbursement at any time at its sole discretion.

ADMINISTRATIVE FEE--Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of daily average net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended January 31, 1996, Institutional Shares fully waived its shareholder services fee.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--FServ, through its registered transfer and dividend disbursing agent, Federated Shareholder Services Company, maintains all necessary shareholder records and receives a fee based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--FServ also maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES--Organizational expenses of $26,061 were initially borne by the adviser. The Fund has agreed to reimburse the adviser for the organizational expenses during the five year period following May 7, 1995 (the date the Fund first became effective). For the period ended January 31, 1996, the Fund paid $0 pursuant to this agreement.

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.


TRUSTEES                                               OFFICERS
--------------------------------------------------------------------------------

John F. Donahue                                           John F. Donahue
Thomas G. Bigley                                          Chairman
John T. Conroy, Jr.                                       J. Christopher Donahue
William J. Copeland                                       President
J. Christopher Donahue                                    Edward C. Gonzales
James E. Dowd                                             Executive Vice President
Lawrence D. Ellis, M.D.                                   John W. McGonigle
Edward L. Flaherty, Jr.                                   Executive Vice President and Secretary
Peter E. Madden                                           Richard B. Fisher
Gregor F. Meyer                                           Vice President
John E. Murray, Jr.                                       David M. Taylor
Wesley W. Posvar                                          Treasurer
Marjorie P. Smuts                                         J. Crilley Kelly
                                                          Assistant Secretary


Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

GOVERNMENT
OBLIGATIONS
TAX-MANAGED
FUND

SEMI-ANNUAL REPORT
TO SHAREHOLDERS
JANUARY 31, 1996


[LOGO]
Federated Securities Corp.
--------------------------
Distributor

A Subsidiary of Federated Investors

Federated Investors Tower
Pittsburgh, PA 15222-3779

Cusip 60934N856
Cusip 60934N849


PRESIDENT'S MESSAGE

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders for Prime Obligations Fund, which covers the six-month period ended January 31, 1996. The report begins with an investment review on the short-term market from the fund's portfolio manager. Following the investment review, you will find the fund's portfolio of investments and its financial statements.

In Prime Obligations Fund, your ready cash is at work pursuing daily income along with the additional advantages of daily liquidity and stability of principal.* At the end of the reporting period, the fund's portfolio was invested in high-quality, short-term money market securities including commercial paper (54.4%), variable rate instruments (20.5%), repurchase agreements (11.3%), certificates of deposit (5.9%), and bank notes (3.3%).

During the six-month reporting period, dividends paid to shareholders totaled $0.03 per share. At the end of the reporting period, net assets of the fund stood at $3.7 billion.

Thank you for your confidence in the daily earning power of Prime Obligations Fund. As always, your questions and comments are welcome.

Sincerely,


J. Christopher Donahue
President
March 15, 1996


* Although money market mutual funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so. Investments in mutual funds are neither insured nor guaranteed by the U.S. government.


INVESTMENT REVIEW

Prime Obligations Fund invests in money market instruments maturing in thirteen months or less. The average maturity of these securities, computed on a dollar weighted basis, will be 90 days or less. Portfolio securities must be rated in the highest short-term rating category by one or more of the nationally recognized statistical rating organizations or be of comparable quality to securities having such ratings. The fund is currently rated AAA by Standard & Poor's Ratings Group, Fitch Investors Service, and Duff & Phelps and Aaa by Moody's Investors Service, Inc.* thus restricting the fund to an average maturity of 60 days or less. Typical security types include, but are not limited to, commercial paper, certificates of deposit, time deposits, variable rate instruments and repurchase agreements.

Interest rates held steady for the third quarter of 1995 before continuing to decline modestly in the last several months of the year. The Federal Reserve Board (the "Fed") took action on December 19, 1995, and lowered the Federal Funds target rate from 5.75% to 5.50%, precisely the level at which 1995 began. Finally, after market anticipation throughout January 1996, the Fed lowered the Federal Funds target rate one more time by 25 basis points from 5.50% to 5.25% on January 31, 1996.

The money market yield curve kept a consistent shape throughout the reporting period. One-month commercial paper rates declined 39 basis points while six-month rates dropped 36 basis points, continuing a modestly inverted money market yield curve.

The target average maturity range for Prime Obligations Fund began the reporting period at 35-45 days but was subsequently lengthened to a 40-50 day range, reflecting the changing economic and monetary sentiment. In structuring the fund, there is continued emphasis placed on positioning 30-35% of the fund's core assets in variable rate demand notes and accomplishing a modest barbell structure.

During the six months ended January 31, 1996, the net assets of Prime Obligations Fund increased from $2.959 billion to $3.726 billion while the 7-day net yield decreased from 5.76% to 5.45%.** The effective average maturity of the fund on January 31, 1996, was 54 days.

 * This rating is obtained after Standard & Poor's evaluates a number of factors, including credit quality, market price exposure and management. Standard & Poor's monitors the portfolio weekly for developments that could cause changes in the ratings. Money market funds rated Aaa by Moody's are judged to be of an investment quality similar to Aaa-rated fixed income obligations, that is, they are judged to be of the best quality. Fitch's money market fund ratings are an assessment of the safety of invested principal and the ability to maintain a stable market value of the fund's shares. Ratings are based on an evaluation of several factors, including credit quality, diversification, and maturity of assets in the portfolio, as well as management strength and operational capabilities. An AAA rating from Duff & Phelps is given to funds for their "credit analysis, ability to evaluate market risk, experienced portfolio management and sound internal control systems." These ratings are subject to change and do not remove market risk.

** Performance quoted is based on past performance and is not indicative of future results. Yield will vary.


PRIME OBLIGATIONS FUND
PORTFOLIO OF INVESTMENTS
JANUARY 31, 1996 (UNAUDITED)

  PRINCIPAL
   AMOUNT                                                                                             VALUE
BANK NOTES-3.3%
                  BANKING-3.3%
$    10,000,000   Bank of New York, New York, 5.570%, 5/30/1996                                  $    9,998,393
     16,000,000   Comerica Bank, Detroit, MI, 5.650%, 9/23/1996                                      15,994,078
     98,000,000   Mellon Bank NA, Pittsburgh, 5.750% - 5.810%,
                  2/28/1996 - 10/16/1996                                                             97,993,505
                      TOTAL BANK NOTES                                                              123,985,976
CERTIFICATES OF DEPOSIT-5.9%
                  BANKING-5.9%
    100,000,000   Bayerische Hypotheken-Und Wechsel-Bank Ag, 5.740% - 5.770%,
                  4/12/1996                                                                         100,003,002
    25,000,000    Commerzbank AG, Frankfurt, 5.650%, 3/5/1996                                        25,000,658
    60,000,000    Royal Bank of Canada, Montreal, 5.766% - 5.770%, 2/5/1996                          59,999,971
    36,000,000    Swiss Bank Corp., Basle, 5.770%, 2/2/1996                                          36,000,000
                      TOTAL CERTIFICATES OF DEPOSIT                                                 221,003,631
(A)COMMERCIAL PAPER-54.4%
                  BANKING-16.9%
    102,300,000   ABN AMRO N.A., Finance, Inc., (Guaranteed by ABN AMRO Bank
                  N.V., Amsterdam), 5.267% - 5.860%, 2/16/1996 - 7/18/1996                          101,365,576
    15,000,000    Banque Nationale de Paris (Canada), (Guaranteed by Banque
                  Nationale de Paris), 5.784%, 5/1/1996                                              14,789,250
     4,145,000    Benedictine Health System, (Lasalle National Bank, Chicago LOC),
                  5.525%, 4/17/1996                                                                   4,097,309
     8,000,000    City of Cleveland, (Union Bank of Switzerland, Zurich LOC), 5.606%,
                  4/3/1996                                                                            8,000,000
    13,500,000    National Australia Funding, Inc., (Guaranteed by National Australia
                  Bank, Ltd., Melbourne), 5.369%, 4/18/1996                                          13,346,963


PRIME OBLIGATIONS FUND

   PRINCIPAL
    AMOUNT                                                                                            VALUE
(A)COMMERCIAL PAPER-CONTINUED
                  BANKING-CONTINUED
$    30,000,000   PEMEX Capital, Inc., (Swiss Bank Corp., Basle LOC), 5.350% - 5.412%,
                  4/16/1996 - 4/23/1996                                                         $    29,657,233
    10,000,000    Queensland Alumina Ltd., (Credit Suisse, Zurich LOC), 5.755%,
                  2/16/1996                                                                           9,976,375
   121,000,000    Royal Bank of Canada, Montreal, 5.259% - 5.620%,
                  4/26/1996 - 7/8/1996                                                              118,765,046
    95,000,000    Societe Generale North America, Inc., (Guaranteed by Societe
                  Generale, Paris), 5.463% - 5.744%, 3/18/1996 - 4/16/1996                           94,058,517
   191,000,000    Svenska Handelsbanken, Inc., (Guaranteed by Svenska
                  Handelsbanken, Stockholm), 5.233% - 5.475%, 4/9/1996 - 7/22/1996                  187,760,258
    48,800,000    UBS Finance (Delaware), Inc., (Guaranteed by Union Bank of
                  Switzerland, Zurich), 5.951%, 2/1/1996                                             48,800,000
                      Total                                                                         630,616,527
                  FINANCE - COMMERCIAL-20.4%
   157,750,000    Asset Securitization Cooperative Corp., 5.307% - 5.790%,
                  2/9/1996 - 5/9/1996                                                               156,395,696
    71,850,000    Beta Finance, Inc., 5.262% - 5.822%, 2/5/1996 - 7/12/1996                          71,518,357
     2,000,000    CIESCO, Inc., 5.399%, 4/12/1996                                                     1,978,976
    59,000,000    CIT Group Holdings, Inc., 5.696% - 5.783%, 2/12/1996 - 3/22/1996                   58,722,194
    73,000,000    Corporate Asset Funding Co., Inc. (CAFCO), 5.397%, 4/10/1996                       72,254,244
    33,775,000    Falcon Asset Securitization Corp., 5.701% - 5.773%,
                  2/5/1996 - 5/3/1996                                                                33,571,728
   176,300,000    General Electric Capital Corp., 5.128% - 5.772%, 2/5/1996 - 9/27/1996             173,729,614
   170,062,000    Greenwich Funding Corp., 5.349% - 5.778%, 2/2/1996 - 4/23/1996                    169,313,682
    22,500,000    PREFCO-Preferred Receivables Funding Co., 5.671% - 5.681%,
                  3/7/1996 - 3/25/1996                                                               22,350,833
                      Total                                                                         759,835,324


PRIME OBLIGATIONS FUND

   PRINCIPAL
    AMOUNT                                                                                             VALUE
(A)COMMERCIAL PAPER-CONTINUED
                  FINANCE - RETAIL-12.7%
$    60,000,000   American Express Credit Corp., 5.233% - 5.280%,
                  7/22/1996 - 10/11/1996                                                        $    58,084,622
    164,000,000   Associates Corp. of North America, 5.322% - 5.738%,
                  2/23/1996 - 9/26/1996                                                             162,157,166
     74,800,000   Ford Credit Receivables Funding, Inc., 5.483% - 5.508%,
                  4/1/1996 - 4/5/1996                                                                74,102,795
     39,000,000   McKenna Triangle National Corp., 5.467%, 4/2/1996                                  38,643,150
    120,000,000   New Center Asset Trust, A1+/P1 Series, 5.370% - 5.752%,
                  2/28/1996 - 4/19/1996                                                             119,078,292
     21,000,000   Norwest Financial, Inc., 5.322%, 9/27/1996                                         20,286,187
                      Total                                                                         472,352,212
                  INSURANCE-2.7%
     35,000,000   City of New York G.O. 1995-B, (Guaranteed by FGIC), 5.868%,
                  2/21/1996                                                                          35,000,000
     53,900,000   CXC, Inc., (Guaranteed by CAPMAC), 5.365% - 5.373%,
                  4/12/1996 - 4/26/1996                                                              53,274,999
     10,000,000   Marsh & McLennan Cos., Inc., 5.214%, 10/11/1996                                     9,647,206
                      Total                                                                          97,922,205
                  OIL & OIL FINANCE-1.7%
     30,000,000   Chevron U.K. Investment PLC, (Guaranteed by Chevron Corp.),
                  5.242% - 5.602%, 5/24/1996 - 7/19/1996                                             29,383,567
     35,000,000   Koch Industries, Inc., 5.951%, 2/1/1996                                            35,000,000
                      Total                                                                          64,383,567
                      TOTAL COMMERCIAL PAPER                                                      2,025,109,835
SHORT-TERM NOTES-1.6%
                  FINANCE - COMMERCIAL-0.4%
     15,000,000   Beta Finance, Inc., 5.770%, 9/19/1996                                              15,000,000
                  FINANCE - EQUIPMENT-0.6%
     5,247,719    Case Equipment Loan Trust 1995-B Class A-1, 5.825%, 9/15/1996                       5,247,719


PRIME OBLIGATIONS FUND

   PRINCIPAL
    AMOUNT                                                                                            VALUE
SHORT-TERM NOTES-CONTINUED
                  FINANCE - EQUIPMENT-CONTINUED
$     2,946,263   Caterpillar Financial Asset Trust 1995-A Class A-1, 5.850%, 8/25/1996          $    2,946,263
     13,213,557   Navistar Financial 1995-A  Owner Trust, 5.750%, 11/15/1996                         13,213,389
                      Total                                                                          21,407,371
                  FOOD & BEVERAGE-0.6%
     24,000,000   PepsiCo, Inc., 5.830%, 8/27/1996                                                   24,004,899
                      TOTAL SHORT-TERM NOTES                                                         60,412,270
(B)VARIABLE RATE INSTRUMENTS-20.5%
                  BANKING-16.4%
      4,000,000   500 South Front St. L.P., Series A, (Huntington National Bank,
                  Columbus, OH LOC), 5.540%, 2/1/1996                                                 4,000,000
      6,500,000   500 South Front St. L.P., Series B, (Huntington National Bank,
                  Columbus, OH LOC), 5.540%, 2/1/1996                                                 6,500,000
     14,233,000   Adesa Funding Corp., (Bank One, Indianapolis, IN LOC), 5.510%,
                  2/1/1996                                                                           14,233,000
      8,455,000   Alexandria Executive Club L.P., (Huntington National Bank,
                  Columbus, OH LOC), 5.540%, 2/1/1996                                                 8,455,000
      9,000,000   Arrow N.A., Inc., (Huntington National Bank, Columbus, OH LOC),
                  5.535%, 2/1/1996                                                                    9,000,000
      4,000,000   Bardstown, KY City of, (Comerica, Inc. LOC), 5.550%, 2/1/1996                       4,000,000
     16,900,000   Beverly California Corp., (PNC Bank, N.A. LOC), 5.535%, 2/5/1996                   16,900,000
      1,627,790   Bowling Green Manor L.P., (Huntington National Bank, Columbus,
                  OH LOC), 5.535%, 2/1/1996                                                           1,627,790
      8,215,000   Capital One Funding Corp., Series 1994-A, (Bank One, Columbus,
                  N.A. LOC), 5.535%, 2/1/1996                                                         8,215,000
     21,005,000   Capital One Funding Corp., Series 1994-C, (Bank One, Cleveland,
                  N.A. LOC), 5.735%, 2/1/1996                                                        21,005,000
      9,755,000   Capital One Funding Corp., Series 1994-D, (Liberty National Bancorp,
                  Inc., KY LOC), 5.535%, 2/1/1996                                                     9,755,000
     25,039,000   Capital One Funding Corp., Series 1995-A, (Bank One, Indianapolis,
                  IN LOC), 5.535%, 2/1/1996                                                          25,039,000


PRIME OBLIGATIONS FUND

   PRINCIPAL
    AMOUNT                                                                                            VALUE
(B)VARIABLE RATE INSTRUMENTS-CONTINUED
                  BANKING-CONTINUED
$    25,446,000   Capital One Funding Corp., Series 1995-B, (Liberty National Bank &
                  Trust Co. LOC), 5.535%, 2/1/1996                                              $    25,446,000
     23,334,000   Capital One Funding Corp., Series 1995-F, (Bank One, Cleveland,
                  N.A. LOC), 5.535%, 2/1/1996                                                        23,334,000
      1,052,337   Clyde Manor L.P., (Huntington National Bank, Columbus, OH LOC),
                  5.535%, 2/1/1996                                                                    1,052,337
     17,400,000   CMH Funding, (Huntington National Bank, Columbus, OH LOC),
                  5.495%, 7/3/1996                                                                   17,400,000
      5,300,000   Crystal Enterprises, Inc., Series 1995, (NBD Bank, N.A., Detroit,
                  MI LOC), 5.500%, 2/1/1996                                                           5,300,000
      3,950,000   Eastwinds Investment, Ltd., (Huntington National Bank, Columbus,
                  OH LOC), 5.540%, 2/1/1996                                                           3,950,000
      7,215,000   Fort Craig Limited Partnership, (Huntington National Bank,
                  Columbus, OH LOC), 5.535%, 2/1/1996                                                 7,215,000
      3,500,000   Gerken Materials, Inc., (Huntington National Bank, Columbus,
                  OH LOC), 5.535%, 2/1/1996                                                           3,500,000
      5,000,000   G.M.H. Enterprises, Inc., (National City Bank, Cleveland, OH LOC),
                  5.600%, 2/1/1996                                                                    5,000,000
      2,420,000   Grote Family L.P., (Huntington National Bank, Columbus, OH LOC),
                  5.535%, 2/1/1996                                                                    2,420,000
     12,300,000   Hunt Club Apartments, Inc., (Huntington National Bank, Columbus,
                  OH LOC), 5.540%, 2/7/1996                                                          12,300,000
      1,700,000   Jade Sterling Steel Co., Inc., (Huntington National Bank, Columbus,
                  OH LOC), 5.535%, 2/1/1996                                                           1,700,000
     15,595,000   Kenny, Donald R. and Cheryl A., Series 1995-A & B, (National City
                  Bank, Columbus, OH LOC), 5.535% - 5.540%, 2/1/1996                                 15,595,000
      3,900,000   Kokosing Construction Co., Inc., (National City Bank, Cleveland,
                  OH LOC), 5.600%, 2/7/1996                                                           3,900,000
      3,892,000   Midwest Funding Corp., Series 1991-A Class A-1, (Bank One,
                  Columbus, N.A. LOC), 5.535%, 2/1/1996                                               3,892,000
      3,510,000   Midwest Funding Corp., Series 1991-B, (Bank One, Columbus,
                  N.A. LOC), 5.535%, 2/1/1996                                                         3,510,000


PRIME OBLIGATIONS FUND

   PRINCIPAL
    AMOUNT                                                                                            VALUE
(B)VARIABLE RATE INSTRUMENTS-CONTINUED
                  BANKING-CONTINUED
$    4,714,000    Midwest Funding Corp., Series 1991-C, (Bank One, Columbus,
                  N.A. LOC), 5.535%, 2/1/1996                                                    $    4,714,000
     9,850,000    Midwest Funding Corp., Series 1992-A, (Bank One, Columbus,
                  N.A. LOC), 5.535%, 2/1/1996                                                         9,850,000
     1,608,000    Midwest Funding Corp., Series 1992-B, (Bank One, Columbus,
                  N.A. LOC), 5.535%, 2/1/1996                                                         1,608,000
     4,064,000    Midwest Funding Corp., Series 1992-C, (Bank One, Columbus,
                  N.A. LOC), 5.535%, 2/1/1996                                                         4,064,000
    12,000,000    Mississippi Business Finance Corp., Choctaw Foods, Inc.,
                  (Rabobank Nederland, Utrecht LOC), 5.700%, 2/7/1996                                12,000,000
     8,600,000    Mississippi Business Finance Corp., Metalloy Project,
                  (Comerica Bank, Detroit, MI LOC), 5.535%, 2/1/1996                                  8,600,000
     2,000,000    Mississippi Business Finance Corp., Series 1995 Plantation Pointe,
                  LP Project, (Amsouth Bank N.A., Birmingham LOC), 5.535%,
                  2/1/1996                                                                            2,000,000
     4,745,000    Olen Corp., (National City Bank, Cleveland, OH LOC), 5.600%,
                  2/7/1996                                                                            4,745,000
     2,475,000    Orangeburg Convalescent Care Center, Inc., Series A 1995,
                  (PNC Bank, Kentucky LOC), 5.535%, 2/5/1996                                          2,475,000
     1,700,000    PNC Bank, N.A., 5.420%, 2/1/1996                                                    1,698,749
     5,618,000    Primex Funding Corp., (Bank One, Indianapolis, IN LOC), 5.535%,
                  2/1/1996                                                                            5,618,000
    10,730,000    Roby Company Ltd. Partnership, (Huntington National Bank,
                  Columbus, OH LOC), 5.535% - 5.540%, 2/1/1996                                       10,730,000
    13,150,000    Rooker, J.W., (Wachovia Bank of Georgia NA, Atlanta LOC), 5.525%,
                  2/7/1996                                                                           13,150,000
       250,000    Scranton Times, L.P., (PNC Bank, Northeast, PA LOC), 5.535%,
                  2/5/1996                                                                              250,000
     6,720,000    Shenandoah Partners L.P., (Huntington National Bank, Columbus,
                  OH LOC), 5.540%, 2/1/1996                                                           6,720,000


PRIME OBLIGATIONS FUND

   PRINCIPAL
    AMOUNT                                                                                           VALUE
(B)VARIABLE RATE INSTRUMENTS-CONTINUED
                  BANKING-CONTINUED
$    20,000,000(c)SMM Trust, Series 1995-B, 5.4375%, 2/1/1996                                   $    20,000,000
    101,000,000(c)SMM Trust, Series 1995-I, 5.520%, 2/1/1996                                        100,990,521
     20,000,000(c)SMM Trust, Series 1995-L, 5.645%, 2/15/1996                                        19,997,796
     10,000,000(c)SMM Trust, Series 1995-N, 5.925%, 2/15/1996                                        10,000,000
      5,965,000   Springfield Limited Series A, (Union Bank of Switzerland, Zurich
                  LOC), 5.535%, 2/1/1996                                                              5,965,000
     48,000,000   Terry Griffin Gate Partners, Ltd., Series 1995, (Liberty National Bank
                  & Trust Co. LOC), 5.535%, 2/7/1996                                                 48,000,000
      3,308,000   Vista Funding Corp., (Bank One, Akron, N.A. LOC), 5.510%, 2/1/1996                  3,308,000
      5,583,000   Vista Funding Corp., Series 1994-A, (Fifth Third Bank of
                  Northwestern OH LOC), 5.535%, 2/1/1996                                              5,583,000
     11,500,000   Vista Funding Corp., Series 1995-B, (Fifth Third Bank of
                  Northwestern OH LOC), 5.535%, 2/1/1996                                             11,500,000
     10,492,000   Vista Funding Corp., Series 1995-D, (Fifth Third Bank of
                  Northwestern OH LOC), 5.535%, 2/1/1996                                             10,492,000
      9,480,000   Vista Funding Corp., Series 1995-E, (Bank One, Dayton, N.A. LOC),
                  5.535%, 2/1/1996                                                                    9,480,000
      6,000,000   Vulcan, Inc., (Amsouth Bank N.A., Birmingham LOC), 5.640%,
                  2/1/1996                                                                            6,000,000
      1,001,431   Wauseon Manor II L.P., (Huntington National Bank, Columbus,
                  OH LOC), 5.535%, 2/1/1996                                                           1,001,431
      3,775,000   Wexner Heritage House, (Huntington National Bank, Columbus,
                  OH LOC), 5.535%, 2/1/1996                                                           3,775,000
      2,445,000   YMCA of Central, OH, (Huntington National Bank, Columbus,
                  OH LOC), 5.540%, 2/1/1996                                                           2,445,000
                      Total                                                                         611,004,624
                  ELECTRICAL EQUIPMENT-0.9%
      5,839,750   GS Funding Corp., (Guaranteed by General Electric Co.), 5.535%,
                  2/5/1996                                                                            5,839,750


PRIME OBLIGATIONS FUND

   PRINCIPAL
    AMOUNT                                                                                            VALUE
(B)VARIABLE RATE INSTRUMENTS-CONTINUED
                  ELECTRICAL EQUIPMENT-CONTINUED
$     6,000,000   Lauda Air, Luftfahrt, (Guaranteed by General Electric Co.), 5.561%,
                  2/1/1996                                                                       $    6,000,000
     19,918,165   Northwest Airlines, Inc., (Guaranteed by General Electric Co.),
                  5.561%, 2/5/1996                                                                   19,918,165
                      Total                                                                          31,757,915
                  FINANCE - AUTOMOTIVE-1.7%
      6,100,000   Alabama State IDA, Series 1994 Miltope Project, (First Alabama Bank,
                  Birmingham LOC), 5.535%, 2/1/1996                                                   6,100,000
     10,100,000   Alabama State IDA, TRB Wellborn Cabinet, Inc., (Amsouth Bank N.A.,
                  Birmingham LOC), 5.550%, 2/7/1996                                                  10,100,000
     37,000,000   Carco Auto Loan Master Trust, Series 1993-2 Class A-1, 5.685%,
                  2/15/1996                                                                          37,000,000
     12,000,000   Money Market Auto Loan Trust, (Guaranteed by CAPMAC), 5.825%,
                  2/15/1996                                                                          12,000,000
                      Total                                                                          65,200,000
                  INSURANCE-0.8%
     30,000,000(c)Peoples Security Life Insurance, 6.030%, 2/1/1996                                  30,000,000
                  MUNICIPAL-0.7%
     26,300,000(c)City of Columbus, OH, 5.660%, 2/1/1996                                             26,300,000
                      TOTAL VARIABLE RATE INSTRUMENTS                                               764,262,539
SHORT-TERM MUNICIPAL SECURITIES-0.7%
                  MUNICIPAL-0.7%
     26,310,000   New Haven, CT, IDRB (Series 1994-A), 5.300%, 2/1/1996                              26,182,646
TIME DEPOSITS-2.5%
                  BANKING-2.5%
     50,000,000   Canadian Imperial Bank of Commerce, Toronto, 5.813%, 2/1/1996                      50,000,000
     25,000,000   Mellon Bank NA, Pittsburgh, 5.938%, 2/1/1996                                       25,000,000
     16,000,000   Mitsubishi Bank Ltd., Tokyo, 6.000%, 2/1/1996                                      16,000,000
                      TOTAL TIME DEPOSITS                                                            91,000,000


PRIME OBLIGATIONS FUND

   PRINCIPAL
    AMOUNT                                                                                           VALUE
(D)REPURCHASE AGREEMENTS-11.3%
$   115,050,000   First Union Capital Markets Corp., 5.900%, dated 1/31/1996,
                  due 2/1/1996                                                                 $    115,050,000
    150,250,000   Sanwa Securities USA Co., L.P., 5.900%, dated 1/31/1996,
                  due 2/1/1996                                                                      150,250,000
      3,870,000   State Street Bank and Trust Co., 5.900%, dated 1/31/1996,
                  due 2/1/1996                                                                        3,870,000
    152,000,000   Swiss Bank Corp., New York, 5.900%, dated 1/31/1996,
                  due 2/1/1996                                                                      152,000,000
                      TOTAL REPURCHASE AGREEMENTS                                                   421,170,000
                      TOTAL INVESTMENTS, AT AMORTIZED COST(E)                                  $  3,733,126,897


(a) Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

(b)  Current rate and next reset date shown.

(c) Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At the end of the period, these securities amounted to $207,288,317 which represents 5.6% of net assets.

(d)  The repurchase agreements are fully collateralized by U.S.
     government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

(e)  Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($3,726,074,160) at January 31, 1996.

The following acronyms are used throughout this portfolio:

CAPMAC - Capital Municipal Assurance Corporation
FGIC   - Financial Guaranty Insurance Company
GO     - General Obligation
IDA    - Industrial Development Authority
IDRB   - Industrial Development Revenue Bond
LOC    - Letter of Credit
LP     - Limited Partnership
PLC    - Public Limited Company
TRB    - Taxable Revenue Bond
(See Notes which are an integral part of the Financial Statements)

PRIME OBLIGATIONS FUND
STATEMENT OF ASSETS AND LIABILITIES
JANUARY 31, 1996 (UNAUDITED)

ASSETS:
Investments in repurchase agreements                                         $  421,170,000
Investments in securities                                                     3,311,956,897
Total investments in securities, at amortized cost and value                                      $3,733,126,897
Income receivable                                                                                     11,920,596
  Total assets                                                                                     3,745,047,493
LIABILITIES:
Income distribution payable                                                      16,751,727
Payable to Bank                                                                   1,988,153
Accrued expenses                                                                    233,453
  Total liabilities                                                                                   18,973,333
NET ASSETS for 3,726,074,160 shares outstanding                                                   $3,726,074,160
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
INSTITUTIONAL SHARES:
$2,898,497,044 / 2,898,497,044 shares outstanding                                                          $1.00
INSTITUTIONAL SERVICE SHARES:
$827,577,116 / 827,577,116 shares outstanding                                                              $1.00


(See Notes which are an integral part of the Financial Statements)

PRIME OBLIGATIONS FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JANUARY 31, 1996 (UNAUDITED)

INVESTMENT INCOME:
Interest                                                                                            $101,054,358
EXPENSES:
Investment advisory fee                                                          $3,442,898
Administrative personnel and services fee                                         1,302,552
Custodian fees                                                                      139,994
Transfer and dividend disbursing agent fees and expenses                             67,358
Directors'/Trustees' fees                                                            26,600
Auditing fees                                                                         7,624
Legal fees                                                                           23,624
Portfolio accounting fees                                                           134,109
Shareholder services fee-Institutional Shares                                     3,571,919
Shareholder services fee-Institutional Service Shares                               731,703
Share registration costs                                                            314,820
Printing and postage                                                                 14,564
Insurance premiums                                                                   34,496
Taxes                                                                                20,104
Miscellaneous                                                                        10,032
  Total expenses                                                                  9,842,397
Waivers-
  Waiver of investment advisory fee                            $(2,020,133)
  Waiver of shareholder services fee-Institutional Shares       (3,571,919)
    Total waivers                                                                (5,592,052)
      Net expenses                                                                                     4,250,345
        Net investment income                                                                       $ 96,804,013


(See Notes which are an integral part of the Financial Statements)

PRIME OBLIGATIONS FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                                             SIX MONTHS
                                                                                ENDED
                                                                             (UNAUDITED)
                                                                              JANUARY 31,           YEAR ENDED
                                                                                 1996             JULY 31, 1995
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS-
Net investment income                                                       $   96,804,013       $   122,465,120
DISTRIBUTIONS TO SHAREHOLDERS-
Distributions from net investment income
  Institutional Shares                                                         (80,956,690)        (109,911,005)
  Institutional Service Shares                                                 (15,847,323)         (12,554,115)
    Change in net assets resulting from distributions
    to shareholders                                                            (96,804,013)        (122,465,120)
SHARE TRANSACTIONS-
Proceeds from sale of shares                                                17,588,692,354        28,128,464,929
Net asset value of shares issued to shareholders in payment
of distributions declared                                                       24,787,766            34,127,138
Cost of shares redeemed                                                    (16,846,157,278)      (26,464,207,220)
  Change in net assets resulting from share transactions                       767,322,842         1,698,384,847
    Change in net assets                                                       767,322,842         1,698,384,847
NET ASSETS:
Beginning of period                                                          2,958,751,318         1,260,366,471
End of period                                                            $   3,726,074,160     $   2,958,751,318


(See Notes which are an integral part of the Financial Statements)

PRIME OBLIGATIONS FUND
FINANCIAL HIGHLIGHTS-INSTITUTIONAL SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                SIX MONTHS
                                                  ENDED
                                               (UNAUDITED)
                                                JANUARY 31,                          YEAR ENDED JULY 31,
                                                  1996        1995         1994         1993       1992        1991    1990(A)
NET ASSET VALUE, BEGINNING OF PERIOD            $ 1.00       $ 1.00       $ 1.00       $ 1.00     $ 1.00     $ 1.00    $ 1.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                           0.03         0.06         0.03         0.03       0.05       0.07      0.03
LESS DISTRIBUTIONS
  Distributions from net investment income       (0.03)       (0.06)       (0.03)       (0.03)     (0.05)     (0.07)    (0.03)
NET ASSET VALUE, END OF PERIOD                  $ 1.00       $ 1.00       $ 1.00       $ 1.00     $ 1.00     $ 1.00    $ 1.00
TOTAL RETURN(B)                                   2.88%        5.65%        3.47%        3.25%      4.74%      7.30%     2.89%
RATIOS TO AVERAGE NET ASSETS
  Expenses                                        0.20%*       0.20%        0.20%        0.20%      0.20%      0.20%     0.20%*
  Net investment income                           5.67%*       5.60%        3.47%        3.20%      4.53%      6.54%     8.21%*
  Expense waiver/reimbursement(c)                 0.37%*       0.38%        0.14%        0.09%      0.10%      0.24%     0.68%*
SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)   $2,898,497   $2,457,797   $1,250,979   $1,098,159   $917,418   $473,593   $34,777


  *  Computed on an annualized basis.
(a) Reflects operations for the period from March 26, 1990 (date of initial public investment) to July 31, 1990.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

PRIME OBLIGATIONS FUND
FINANCIAL HIGHLIGHTS-INSTITUTIONAL SERVICE SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                 SIX MONTHS
                                                                    ENDED
                                                                 (UNAUDITED)
                                                                  JANUARY 31,   YEAR ENDED JULY 31,
                                                                      1996       1995        1994(A)
NET ASSET VALUE, BEGINNING OF PERIOD                                $ 1.00      $ 1.00      $ 1.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                               0.03        0.05        0.003
LESS DISTRIBUTIONS
  Distributions from net investment income                           (0.03)      (0.05)      (0.003)
NET ASSET VALUE, END OF PERIOD                                      $ 1.00      $ 1.00      $ 1.00
TOTAL RETURN(B)                                                       2.75%       5.38%       0.30%
RATIOS TO AVERAGE NET ASSETS
  Expenses                                                            0.46%*      0.45%       0.34%*
  Net investment income                                               5.42%*      5.66%       4.68%*
  Expense waiver/reimbursement(c)                                     0.12%*      0.13%       0.14%*
SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)                         $827,577    $500,954      $9,387


  *  Computed on an annualized basis.

(a) Reflects operations for the period from July 5, 1994 (date of initial public offering) to July 31, 1994.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

PRIME OBLIGATIONS FUND
NOTES TO FINANCIAL STATEMENTS

JANUARY 31, 1996 (UNAUDITED)

(1)  ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of Prime Obligations Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares.

(2)    SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

       INVESTMENT VALUATIONS-The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

       REPURCHASE AGREEMENTS-It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

       The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

       INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS-Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.
       FEDERAL TAXES-It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

PRIME OBLIGATIONS FUND

       WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS-The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

       RESTRICTED SECURITIES-Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Investment Company Act of 1940.

       Additional information on each restricted security held at January 31, 1996 is as follows:

                                                                           ACQUISITION          ACQUISITION
        SECURITY                                                               DATE                 COST
        City of Columbus, OH, 5.660%, 2/1/1996                                1/30/96          $  26,300,000
        Peoples Security Life Insurance, 6.030%, 2/1/1996                7/6/95-10/24/95          30,000,000
        SMM Trust, Series 1995-B                                              8/4/95              20,000,000
        SMM Trust, Series 1995-I                                              5/26/95            100,990,521
        SMM Trust, Series 1995-L                                              8/4/95              19,997,796
        SMM Trust, Series 1995-N                                              11/3/95             10,000,000


        OTHER-Investment transactions are accounted for on the trade date.

(3)  SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At January 31, 1996, capital paid-in aggregated $3,726,074,160.

Transactions in shares were as follows:

                                                                             SIX MONTHS            YEAR
                                                                                ENDED              ENDED
                                                                              JANUARY 31,         JULY 31,
INSTITUTIONAL SHARES                                                            1996               1995
Shares sold                                                               13,709,795,163      23,850,176,668
Shares issued to shareholders in payment of distributions declared            19,296,826          27,352,248
Shares redeemed                                                          (13,288,392,118)    (22,670,711,004)
Net change resulting from Institutional Share transactions                   440,699,871       1,206,817,912



PRIME OBLIGATIONS FUND

                                                                             SIX MONTHS             YEAR
                                                                                ENDED               ENDED
                                                                             JANUARY 31,           JULY 31,
INSTITUTIONAL SERVICE SHARES                                                    1996                1995
Shares sold                                                                3,878,897,191       4,278,288,261
Shares issued to shareholders in payment of distributions declared             5,490,940           6,774,890
Shares redeemed                                                           (3,557,765,160)     (3,793,496,216)
Net change resulting from Institutional Service Share transactions           326,622,971         491,566,935
Net change resulting from share transactions                                 767,322,842       1,698,384,847



(4)  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE-Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.20% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE-Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE-Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. This fee paid to FSS is used to finance certain services for shareholders and to maintain the shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES-FServ, through its registered transfer and dividend disbursing agent, Federated Shareholder Services Company, maintains all necessary shareholder records and receives a fee based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES-FServ also maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL-Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.


TRUSTEES                                      OFFICERS

John F. Donahue                               John F. Donahue
Thomas G. Bigley                                 Chairman
John T. Conroy, Jr.                           J. Christopher Donahue
William J. Copeland                              President
J. Christopher Donahue                        Edward C. Gonzales
James E. Dowd                                    Executive Vice President
Lawrence D. Ellis, M.D.                       John W. McGonigle
Edward L. Flaherty, Jr.                          Executive Vice President and Secretary
Peter E. Madden                               Richard B. Fisher
Gregor F. Meyer                                  Vice President
John E. Murray, Jr.                           David M. Taylor
Wesley W. Posvar                                 Treasurer
Marjorie P. Smuts                             J. Crilley Kelly
                                                 Assistant Secretary



Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.



PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders for Tax-Free Obligations Fund, which covers the six-month period ended January 31, 1996. The report begins with an investment review on the short-term tax-free market from the fund's portfolio manager. Following the investment review, you will find the fund's portfolio of investments and its financial statements.

In Tax-Free Obligations Fund, your ready cash is at work pursuing daily income free of federal income tax--along with the additional advantages of daily liquidity and stability of principal--by investing in short-term municipal securities.*
During the six-month reporting period, tax-free dividends paid to shareholders totaled $0.02 per share. At the end of the reporting period, net assets of the fund stood at $1.8 billion.

Thank you for your confidence in the daily earning power of Tax-Free Obligations Fund. As always, your questions and comments are welcome.

Sincerely,

J. Christopher Donahue
President
March 15, 1996

*Although money market mutual funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so. Investments in mutual funds are neither insured nor guaranteed by the U.S. government. Income may be subject to the federal alternative minimum tax.

INVESTMENT REVIEW
--------------------------------------------------------------------------------

Tax-Free Obligations Fund, which is rated AAA by Fitch Investors Service,* is invested in high quality, short-term tax-exempt debt securities. For the six-month reporting period ended
January 31, 1996, the net assets of the fund increased from $1.547 billion to $1.815 billion. The effective average maturity of the fund on January 31, 1996 was 47 days.

The semi-annual reporting period brought continued signs of moderation in the economy, as softening in the manufacturing, housing, and consumer sectors restrained growth. Gross Domestic Product came in below the 2-2-1/2% pace generally considered to be the potential, noninflationary rate of growth for the economy. The monthly National Association of Purchasing Manager's Index** registered readings of below 50 since July 1995, levels thought to be indicative of a contracting economy. Inflation remained quite friendly, with prices at the consumer level rising less than 3%. Against this backdrop, the Federal Reserve Board (the "Fed") continued to ease monetary policy during the final months of the reporting period. On December 19, 1995 the Fed lowered the Federal Funds target rate from 5.75% to 5.50%, precisely the level at which 1995 began. After market anticipation throughout January 1996, the Fed took action again on January 31, 1996 and lowered the Federal Funds target rate 25 basis points from 5.50% to 5.25%.

The combination of a sluggish economy and benign inflation drove short-term interest rates downward over the reporting period, as the market anticipated the easing by the Fed in an attempt to move monetary policy closer to a neutral stance. The yield on the one-year Treasury bill fell by more than 65 basis points over the reporting period, from 5.70% to close to 5.05%. Over the reporting period, municipal fixed rate note yields mirrored the rally in treasury market. The Bond Buyer Note Index+, a proxy for one-year note yields, started the period at 3.85%, traded in a narrow range of 3.80-3.95% until early November 1995, before declining steadily to end the reporting period at 3.36%. Fed policy, low supply conditions and the desire of money fund portfolio managers to extend the average maturities of their funds contributed to the rally. Over the reporting period, one-year note levels averaged 69% of one-year Treasury bills which is attractive for an investor in a 31% or higher tax bracket.

Over the reporting period, the movement of tax-exempt yields on variable rate demand notes (VRDNs), which comprise 50% or more of the fund's assets, was affected by the cuts in the Federal Funds target rate and market technicals. Supply and demand imbalances from large amounts of bond calls and maturities, tax payments, and year-end fund redemptions caused yields on VRDNs to display significant volatility. For example, in the first week of December 1995, rates fell from a 3.95% to 3.37% due to large amounts of bond calls and maturities, resulting in a temporary surge in demand. Rates then quickly reversed direction in mid-December due to corporate tax-payments and year-end selling, causing them to spike to 5.10% by month's end. Despite this volatility, yields

 * Fitch's money market fund ratings are an assessment of the safety of invested principal and the ability to maintain a stable market value of the fund's shares. Ratings are based on an evaluation of several factors, including credit quality, diversification, and maturity of assets in the portfolio, as well as management strength and operational capabilities. This rating, however, is subject to change and does not remove market risk.
** The National Association of Purchasing Manager's Index is a diffusion index that measures the economic activity of the largest manufacturers in the United States.
 + The Bond Buyer's Index is a standard against which municipal bond yields are measured.


on VRDNs averaged 67% of seven-day taxable paper, which is attractive for an investor in a 35% tax bracket.

In this interest rate environment, the fund's average maturity was in a neutral range of 45-55 days. Looking forward, short term interest rates should trade in a narrow band based on expectations of steady to modestly easing monetary policy. However, changing economic and market developments are continuously monitored to best serve our clients attracted to the short-term municipal market.

TAX-FREE OBLIGATIONS FUND
PORTFOLIO OF INVESTMENTS
JANUARY 31, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

  PRINCIPAL                                                                        CREDIT
   AMOUNT                                                                          RATING*            VALUE
SHORT-TERM SECURITIES--102.3%
               -------------------------------------------------------------
               ALABAMA--7.0%
               -------------------------------------------------------------
$   9,010,000  Alabama Special Care Facilities Finance Authority Weekly
               VRDNs (Providence Hospital)/(Daughters of Charity GTD)                  VMIG1     $      9,010,000
               -------------------------------------------------------------
    3,000,000  Birmingham, AL IDA, Revenue Refunding Bonds Weekly VRDNs
               (S.P. Hotel Company)/(Amsouth Bank N.A., Birmingham LOC)                VMIG1            3,000,000
               -------------------------------------------------------------
    3,140,000  Birmingham, AL Special Care Facilities Financing Authority,
               Capital Improvement Revenue Bonds (Series 1995) Weekly VRDNs
               (Methodist Home for the Aging (AL))/(SouthTrust Bank of
               Alabama, Birmingham LOC)                                                  P-1            3,140,000
               -------------------------------------------------------------
    1,500,000  Birmingham, AL, GO (Series 1992A) Weekly VRDNs (First Alabama
               Bank, Birmingham LOC)                                                    A-1+            1,500,000
               -------------------------------------------------------------
    1,000,000  Bon Air, AL IDB Weekly VRDNs (Avondale Mills, Inc.)/(Trust
               Company Bank, Atlanta LOC)                                               A-1+            1,000,000
               -------------------------------------------------------------
    3,500,000  Cherokee, AL IDB, IDR Refunding Bonds (Series 1993) Weekly
               VRDNs (BOC Group, Inc.)/(Wachovia Bank of Georgia NA, Atlanta
               LOC)                                                                     A-1+            3,500,000
               -------------------------------------------------------------
    3,000,000  Decatur, AL IDB, Revenue Refunding Bonds (Series 1993) Weekly
               VRDNs (Allied-Signal, Inc.)                                               A-1            3,000,000
               -------------------------------------------------------------
    6,550,000  Eutaw, AL IDB Weekly VRDNs (Mississippi Power
               Co.)/(Mississippi Power Co. GTD)                                        VMIG1            6,550,000
               -------------------------------------------------------------
    9,295,000  Homewood, AL IDA Weekly VRDNs (Mountain Brook Inn (Homewood
               AL))/(SouthTrust Bank of Alabama, Birmingham LOC)                         P-1            9,295,000
               -------------------------------------------------------------
    4,800,000  Huntsville, AL Health Care Authority/Health Care Facilities,
               (Series 1994A) Weekly VRDNs (MBIA INS)/(Amsouth Bank N.A.,
               Birmingham LIQ)                                                           A-1            4,800,000
               -------------------------------------------------------------



TAX-FREE OBLIGATIONS FUND
--------------------------------------------------------------------------------

  PRINCIPAL                                                                        CREDIT
   AMOUNT                                                                          RATING*            VALUE
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
----------------------------------------------------------------------------
               ALABAMA--CONTINUED
               -------------------------------------------------------------
$   5,700,000  Huntsville, AL Health Care Authority/Health Care Facilities,
               Health Care Facilities Revenue Bonds (Series 1994-B) Weekly
               VRDNs (MBIA INS)/ (Amsouth Bank N.A., Birmingham LIQ)                     A-1     $      5,700,000
               -------------------------------------------------------------
      275,000  Huntsville, AL IDA Weekly VRDNs (Parkway Project (Huntsville,
               AL))/(First Alabama Bank, Birmingham LOC)                                A-1+              275,000
               -------------------------------------------------------------
    2,931,000  Irondale, AL IDB, Variable Fixed Rate Revenue Bonds (Series
               1989) Weekly VRDNs (Collateral Mortgage, Ltd.)/(SouthTrust
               Bank of Alabama, Birmingham LOC)                                          P-1            2,931,000
               -------------------------------------------------------------
   14,000,000  Jefferson County, AL, GO Warrants (Series 1996) Weekly VRDNs
               (Bayerische Landesbank Girozentrale LOC)                                 A-1+           14,000,000
               -------------------------------------------------------------
   10,000,000  Jefferson County, AL, Sewer Revenue Warrants (Series 1995-A)
               Weekly VRDNs (Bayerische Landesbank Girozentrale LOC)                    A-1+           10,000,000
               -------------------------------------------------------------
    3,900,000  Madison, AL IDA, (Series A) Weekly VRDNs (Executive
               Inn)/(Amsouth Bank N.A., Birmingham LOC)                                  A-1            3,900,000
               -------------------------------------------------------------
    1,500,000  Marshall County, AL, Special Obligation School Refunding
               Warrant (Series 1994) Weekly VRDNs (Marshall County, AL Board
               of Education)/(First Alabama Bank, Birmingham LOC)                       A-1+            1,500,000
               -------------------------------------------------------------
    2,500,000  Mobile, AL IDA Weekly VRDNs (McRae's Industries,
               Inc.)/(Nationsbank, N.A. (Carolinas) LOC)                                 A-1            2,500,000
               -------------------------------------------------------------
    3,500,000  Mobile, AL IDB, PCR (Series 1993A) Weekly VRDNs (Alabama
               Power Co. GTD)                                                            A-1            3,500,000
               -------------------------------------------------------------
    9,250,000  Mobile, AL IDB, PCR (Series 1993B) Weekly VRDNs (Alabama
               Power Co. GTD)                                                            A-1            9,250,000
               -------------------------------------------------------------



TAX-FREE OBLIGATIONS FUND
--------------------------------------------------------------------------------

  PRINCIPAL                                                                        CREDIT
   AMOUNT                                                                          RATING*            VALUE
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
----------------------------------------------------------------------------
               ALABAMA--CONTINUED
               -------------------------------------------------------------
$  20,000,000  Montgomery, AL BMC Special Care Facilities Finance Authority,
               (Series 94A) Weekly VRDNs (Baptist Medical Center,
               AL)/(Amsouth Bank N.A., Birmingham LOC)                                 VMIG1     $     20,000,000
               -------------------------------------------------------------
      970,000  Tuscaloosa County, AL Port Authority, (Series 1989A) Weekly
               VRDNs (Capstone Hotel Ltd.)/ (SouthTrust Bank of Alabama,
               Birmingham LOC)                                                           P-1              970,000
               -------------------------------------------------------------
    1,480,000  Tuscaloosa, AL IDB, Revenue Refunding Bonds (Series 1994)
               Weekly VRDNs (Harco, Inc.)/ (Amsouth Bank N.A., Birmingham
               LOC)                                                                      P-1            1,480,000
               -------------------------------------------------------------
    5,755,000  Vincent, AL IDB Weekly VRDNs (Headquarters Partnership
               Project)/(National Australia Bank, Ltd., Melbourne LOC)                   P-1            5,755,000
               -------------------------------------------------------------                     ----------------
               Total                                                                                  126,556,000
               -------------------------------------------------------------                     ----------------
               ARIZONA--3.9%
               -------------------------------------------------------------
   16,000,000  Apache County, AZ IDA, 1983 (Series A) Weekly VRDNs (Tucson
               Electric Power Co.)/(Barclays Bank PLC, London LOC)                      A-1+           16,000,000
               -------------------------------------------------------------
    7,300,000  Apache County, AZ Weekly VRDNs (Tucson Electric Power
               Co.)/(Chemical Bank, New York LOC)                                        P-1            7,300,000
               -------------------------------------------------------------
    4,000,000  Arizona Health Facilities Authority, Variable Rate Demand
               Bond Weekly VRDNs (University Physicians, Inc.)/(Bank One,
               Arizona N.A. LOC)                                                         P-1            4,000,000
               -------------------------------------------------------------
    6,500,000  Coconino County, AZ Pollution Control Corporation, PCR
               Refunding Bonds (Series 1995E) Weekly VRDNs (Nevada Power
               Co.)/(Societe Generale, Paris LOC)                                       A-1+            6,500,000
               -------------------------------------------------------------
   13,500,000  Pima County, AZ IDA Weekly VRDNs (Tucson Electric Power
               Co.)/(Barclays Bank PLC, London LOC)                                    VMIG1           13,500,000
               -------------------------------------------------------------



TAX-FREE OBLIGATIONS FUND
--------------------------------------------------------------------------------

  PRINCIPAL                                                                        CREDIT
   AMOUNT                                                                          RATING*            VALUE
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
----------------------------------------------------------------------------
               ARIZONA--CONTINUED
               -------------------------------------------------------------
$  23,600,000  Pima County, AZ IDA, Floating Rate Notes (Series A) Weekly
               VRDNs (Tucson Electric Power Co.)/ (Barclays Bank PLC, London
               LOC)                                                                    VMIG1     $     23,600,000
               -------------------------------------------------------------                     ----------------
               Total                                                                                   70,900,000
               -------------------------------------------------------------                     ----------------
               ARKANSAS--0.1%
               -------------------------------------------------------------
    1,000,000  Sheridan, AR IDA Weekly VRDNs (H.H. Robertson Co.)/(PNC Bank,
               N.A. LOC)                                                               VMIG1            1,000,000
               -------------------------------------------------------------
               CALIFORNIA--11.8%
               -------------------------------------------------------------
   27,350,000  California School Cash Reserve Program Authority, (Series
               1995 A), 4.75% TRANs (MBIA INS), 7/3/1996                               SP-1+           27,453,214
               -------------------------------------------------------------
   43,000,000  California State, Revenue Anticipation Warrants (Series C),
               5.75% RANs (Bank of America NT and SA, San Francisco, Bank of
               Nova Scotia, Toronto, Banque Nationale de Paris, Canadian
               Imperial Bank of Commerce, Toronto, Chemical Bank, New York,
               Citibank NA, New York, Credit Suisse, Zurich, Morgan Guaranty
               Trust Co., New York, National Westminster Bank, PLC, London,
               Societe Generale, Paris, Sumitomo Bank Ltd., Osaka, Swiss
               Bank Corp., Basle, Toronto-Dominion Bank and Westdeutsche
               Landesbank Girozentrale LOCs),
               4/25/1996                                                                SP-1           43,086,051
               -------------------------------------------------------------
   12,995,000  Kern County, CA Board of Education, 4.50% TRANs, 6/28/1996              SP-1+           13,022,804
               -------------------------------------------------------------
    4,000,000  Livermore Valley, CA USD, TRANS (Series 1995-96), 4.75%,
               9/19/1996                                                                MIG1            4,016,965
               -------------------------------------------------------------
   10,000,000  Los Angeles County, CA Unified School District, 4.50% TRANs,
               7/3/1996                                                                SP-1+           10,032,239
               -------------------------------------------------------------



TAX-FREE OBLIGATIONS FUND
--------------------------------------------------------------------------------

  PRINCIPAL                                                                        CREDIT
   AMOUNT                                                                          RATING*            VALUE
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
----------------------------------------------------------------------------
               CALIFORNIA--CONTINUED
               -------------------------------------------------------------
$  34,000,000  Los Angeles County, CA, 4.50% TRANs (Bank of America NT and
               SA, San Francisco, Credit Suisse, Zurich, Morgan Guaranty
               Trust Co., New York, Swiss Bank Corp., Basle, Union Bank of
               Switzerland, Zurich and Westdeutsche Landesbank Girozentrale
               LOCs), 7/1/1996                                                          SP-1     $     34,098,080
               -------------------------------------------------------------
   23,500,000  Los Angeles, CA Wastewater System, Tender Option Certificates
               (Series 1995H) Weekly VRDNs (MBIA INS)/(Swiss Bank Corp.,
               Basle LIQ)                                                               A-1+           23,500,000
               -------------------------------------------------------------
   40,850,000  Orange County, CA IDA, (Series 1991A) Weekly VRDNs (The
               Lakes)/(Citibank NA, New York LOC)                                        A-1           40,850,000
               -------------------------------------------------------------
    7,000,000  Temecula Valley Unified School District, CA, 4.50% TRANs,
               7/5/1996                                                                SP-1+            7,014,239
               -------------------------------------------------------------
   10,800,000  Ventura County, CA Community College District, 4.50% TRANs,
               6/28/1996                                                               SP-1+           10,823,108
               -------------------------------------------------------------                     ----------------
               Total                                                                                  213,896,700
               -------------------------------------------------------------                     ----------------
               COLORADO--1.4%
               -------------------------------------------------------------
    2,625,000  Denver (City & County), CO, 4.50% TOBs (Blake Street
               Compendium)/(Norwest Bank Minnesota, Minneapolis LOC),
               Optional Tender 12/15/1996                                               A-1+            2,625,000
               -------------------------------------------------------------
   23,800,000  Moffat County, CO, PCR (Series 1984) Weekly VRDNs (Columbus
               UTE Electric Associates.)/ (National Rural Utilities
               Cooperative Finance Corp. GTD)                                            A-1           23,800,000
               -------------------------------------------------------------                     ----------------
               Total                                                                                   26,425,000
               -------------------------------------------------------------                     ----------------
               CONNECTICUT--0.2%
               -------------------------------------------------------------
    1,000,000  Connecticut Development Health Care Facilities Weekly VRDNs
               (Independence Living)/(Chemical Bank, New York LOC)                     VMIG1            1,000,000
               -------------------------------------------------------------



TAX-FREE OBLIGATIONS FUND
--------------------------------------------------------------------------------

  PRINCIPAL                                                                        CREDIT
   AMOUNT                                                                          RATING*            VALUE
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
----------------------------------------------------------------------------
               CONNECTICUT--CONTINUED
               -------------------------------------------------------------
$   2,000,000  Connecticut State Transportation Infrastructure Authority
               Weekly VRDNs (Connecticut State)/ (Commerzbank AG, Frankfurt
               LOC)                                                                      A-1     $      2,000,000
               -------------------------------------------------------------                     ----------------
               Total                                                                                    3,000,000
               -------------------------------------------------------------                     ----------------
               FLORIDA--11.4%
               -------------------------------------------------------------
    5,500,000  Dade County, FL HFA, Hospital Revenue Bonds (Series 1995)
               Weekly VRDNs (Miami Children's Hospital Project)/(AMBAC INS)
               (Trust & Co. of Atlanta LIQ)                                             A-1+            5,500,000
               -------------------------------------------------------------
    1,200,000  Dade County, FL IDA, Industrial Development Revenue Refunding
               Bonds Weekly VRDNs (Continental Farms, Inc.)/(Nationsbank,
               N.A. (Carolinas) LOC)                                                     P-1            1,200,000
               -------------------------------------------------------------
   55,520,000  Dade County, FL Water & Sewer System Weekly VRDNs (FGIC
               INS)/(Commerzbank AG, Frankfurt LIQ)                                      A-1           55,520,000
               -------------------------------------------------------------
    3,285,000  Florida State Board of Education Administration, (CR
               49)/(Series 1989A), 3.60% TOBs (Citibank NA, New York LIQ),
               Optional Tender 6/1/1996                                                NR(2)            3,285,000
               -------------------------------------------------------------
    4,235,000  Florida State Board of Education Administration, (CR49D),
               3.60% TOBs (Citibank NA, New York LIQ), Optional Tender
               6/1/1996                                                                NR(2)            4,235,000
               -------------------------------------------------------------
    1,210,000  Florida State Board of Education Administration, (CR55),
               (Series 1989A), 3.60% TOBs (Citibank NA, New York LIQ),
               Optional Tender 6/1/1996                                                NR(2)            1,210,000
               -------------------------------------------------------------
   17,975,000  Hillsborough County, FL IDA, PCR Refunding Bonds (Series
               1994) Weekly VRDNs (Tampa Electric Company)/(MBIA
               INS)/(Citibank N.A. LIQ)                                                NR(2)           17,975,000
               -------------------------------------------------------------
   26,900,000  Jacksonville Electric Authority, (Series D-3), 3.35% CP
               (Credit Suisse, Zurich LIQ), Mandatory Tender 3/20/1996                  A-1+           26,900,000
               -------------------------------------------------------------



TAX-FREE OBLIGATIONS FUND
--------------------------------------------------------------------------------

  PRINCIPAL                                                                        CREDIT
   AMOUNT                                                                          RATING*            VALUE
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
----------------------------------------------------------------------------
               FLORIDA--CONTINUED
               -------------------------------------------------------------
$  14,070,000  Jacksonville Health Facilities Authority, Hospital Revenue
               Improvement Bonds (Series 1994) Weekly VRDNs (Baptist Medical
               Center, FL)/(First Union National Bank of Florida LOC)                   A-1+     $     14,070,000
               -------------------------------------------------------------
    8,700,000  Jacksonville, FL Health Facilities Authority, Hospital
               Revenue Bonds (Series 1993) Daily VRDNs (Baptist Medical
               Center, FL)/(MBIA INS)                                                  VMIG1            8,700,000
               -------------------------------------------------------------
    3,000,000  Key West, FL Community Redevelopment Authority Weekly VRDNs
               (Pier House Joint Venture)/ (PNC Bank, N.A. LOC)                          P-1            3,000,000
               -------------------------------------------------------------
    1,900,000  Manatee County, FL HFA, Multi-Family Mortgage Revenue
               Refunding Bonds (Series 1989A) Weekly VRDNs (Hampton/McGuire
               L.P.)/(Nationsbank, N.A. (Carolinas) LOC)                                 A-1            1,900,000
               -------------------------------------------------------------
   12,000,000  Orange County, FL, Health Facilities Authority, Variable Rate
               Demand Revenue Bonds (Series 1995) Weekly VRDNs (Adventist
               Health System)/ (Rabobank Nederland, Utrecht LOC)                        A-1+           12,000,000
               -------------------------------------------------------------
   26,945,000  Orlando, FL Utilities Commission, Variable Rate Demand Water
               and Electric Revenue BANS (Series 1991) Weekly VRDNs (Morgan
               Guaranty Trust Co., New York LIQ)                                        A-1+           26,945,000
               -------------------------------------------------------------
    5,500,000  Pinellas County, FL Health Facility Authority, (Series 1987)
               Weekly VRDNs (St. Mark Village Project)/(Nationsbank of
               Florida, N.A. LOC)                                                        A-1            5,500,000
               -------------------------------------------------------------
   13,400,000  Southeast Volusia Hospital District, Revenue Bonds (Series
               1995) Weekly VRDNs (Bert Fish Medical Center
               (FL))/(SouthTrust Bank of Alabama, Birmingham LOC)                        A-1           13,400,000
               -------------------------------------------------------------
    5,000,000  Suwannee County, FL, (Series 1989) Weekly VRDNs (Advent
               Christian Village Project)/(Barnett Bank of Jacksonville LOC)           VMIG1            5,000,000
               -------------------------------------------------------------                     ----------------
               Total                                                                                  206,340,000
               -------------------------------------------------------------                     ----------------



TAX-FREE OBLIGATIONS FUND
--------------------------------------------------------------------------------

  PRINCIPAL                                                                        CREDIT
   AMOUNT                                                                          RATING*            VALUE
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
----------------------------------------------------------------------------
               GEORGIA--2.3%
               -------------------------------------------------------------
$  13,200,000  Albany-Dougherty County, GA Hospital Authority, Refunding
               Revenue Anticipation Certificates (Series 1991) Weekly VRDNs
               (AMBAC INS)/(Credit Local de France LIQ)                                  A-1     $     13,200,000
               -------------------------------------------------------------
    4,000,000  Atlanta, GA, Urban Residential Finance Authority, Residential
               Construction Revenue Bonds, (Series 1995) Weekly VRDNs
               (Summerhill Neighborhood Bond Program)/(First Union National
               Bank, Charlotte, N.C. LOC)                                                A-1            4,000,000
               -------------------------------------------------------------
    1,600,000  De Kalb County, GA, (Series 1992) Weekly VRDNs (American
               Cancer Society, GA)/(Trust Company Bank, Atlanta LOC)                     P-1            1,600,000
               -------------------------------------------------------------
    4,470,000  Fulton County, GA Housing Authority, (Series 1994B) Weekly
               VRDNs (Champions Green Apartments Project)/(SouthTrust Bank
               of Alabama, Birmingham LOC)                                               P-1            4,470,000
               -------------------------------------------------------------
    5,000,000  Fulton County, GA Housing Authority, Multifamily Housing
               Revenue Refunding Bonds (Series 1994) Weekly VRDNs (Spring
               Creek Crossing Project)/ (Wachovia Bank of Georgia NA,
               Atlanta LOC)                                                             A-1+            5,000,000
               -------------------------------------------------------------
    1,370,000  Georgia State HFA, Single Family Mortgage Revenue, 3.55% TOBs
               (Citibank NA, New York LIQ), Optional Tender 6/1/1996                   NR(2)            1,370,000
               -------------------------------------------------------------
   12,000,000  Municipal Electric Authority of Georgia, (Series B), 4.25%
               TOBs, Optional Tender 6/1/1996                                          VMIG1           12,005,753
               -------------------------------------------------------------                     ----------------
               Total                                                                                   41,645,753
               -------------------------------------------------------------                     ----------------
               HAWAII--0.4%
               -------------------------------------------------------------
    6,400,000  Hawaii State, Puttable Tax Exempt Receipts (Series 31) Weekly
               VRDNs (Morgan Guaranty Trust Co., New York LIQ)                         VMIG1            6,400,000
               -------------------------------------------------------------                     ----------------



TAX-FREE OBLIGATIONS FUND
--------------------------------------------------------------------------------

  PRINCIPAL                                                                        CREDIT
   AMOUNT                                                                          RATING*            VALUE
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
----------------------------------------------------------------------------
               ILLINOIS--7.6%
               -------------------------------------------------------------
$  12,685,000  Chicago O'Hare International Airport, Second Lien Revenue
               Bonds, 1984 (Series B) Weekly VRDNs (Societe Generale, Paris
               LOC)                                                                      P-1     $     12,685,000
               -------------------------------------------------------------
    3,000,000  Illinois Development Finance Authority Weekly VRDNs (Newlywed
               Food)/(Mellon Bank NA, Pittsburgh LOC)                                    A-1            3,000,000
               -------------------------------------------------------------
   15,000,000  Illinois Development Finance Authority, Var/Fixed Rate Demand
               Revenue Bonds (Series 1994) Weekly VRDNs (Chicago Symphony
               Orchestra Project)/ (Northern Trust Co., Chicago, IL and
               Sanwa Bank Ltd, Osaka LOCs)                                              A-1+           15,000,000
               -------------------------------------------------------------
    3,000,000  Illinois Educational Facilities Authority, (Series 1992)
               Weekly VRDNs (Depaul University)/(Sanwa Bank Ltd, Osaka LOC)            VMIG1            3,000,000
               -------------------------------------------------------------
    7,500,000  Illinois Educational Facilities Authority, 4.00% CP (Field
               Museum of Natural History)/(Sanwa Bank Ltd, Osaka LOC),
               Mandatory Tender 3/7/1996                                               VMIG1            7,500,000
               -------------------------------------------------------------
   11,500,000  Illinois Educational Facilities Authority, Adjustable Demand
               Revenue Bonds (Series 1995) Weekly VRDNs (Ravinia Festival
               Association (IL))/(NBD Bank, N.A., Detroit, MI LOC)                      A-1+           11,500,000
               -------------------------------------------------------------
   16,100,000  Illinois Health Facilities Authority Weekly VRDNs (OSF Health
               Care Systems)                                                           VMIG1           16,100,000
               -------------------------------------------------------------
   20,200,000  Illinois Health Facilities Authority, (Series 1989A) Weekly
               VRDNs (Methodist Health Services Corp.)/ (Fuji Bank, Ltd.,
               Tokyo LOC)                                                                A-1           20,200,000
               -------------------------------------------------------------
   35,000,000  Illinois Health Facilities Authority, Variable Rate Demand
               Revenue Bonds (Series 1985B) Weekly VRDNs (OSF Health Care
               Systems)/(Bank of America Illinois LIQ)                                 VMIG1           35,000,000
               -------------------------------------------------------------



TAX-FREE OBLIGATIONS FUND
--------------------------------------------------------------------------------

  PRINCIPAL                                                                        CREDIT
   AMOUNT                                                                          RATING*            VALUE
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
----------------------------------------------------------------------------
               ILLINOIS--CONTINUED
               -------------------------------------------------------------
$  15,000,000  Lisle (Village of), IL, Multi-Family Housing Mortgage Revenue
               Bonds, (1985 Series A) Weekly VRDNs (Four Lakes
               Project)/(Chemical Bank, New York LOC)                                    A-1     $     15,000,000
               -------------------------------------------------------------                     ----------------
               Total                                                                                  138,985,000
               -------------------------------------------------------------                     ----------------
               INDIANA--3.6%
               -------------------------------------------------------------
    1,115,000  Dale, IN IDA Weekly VRDNs (Spencer Industries)/ (National
               City Bank, Kentucky LOC)                                                  P-1            1,115,000
               -------------------------------------------------------------
    6,350,000  Elkhart, IN, Community Schools, Tax Anticipation Time
               Warrants, 4.00% TANs, 12/31/1996                                        NR(2)            6,372,404
               -------------------------------------------------------------
   14,500,000  Fort Wayne, IN Community Schools, Tax Anticipation Time
               Warrants, 3.75% TANs, 12/31/1996                                        SP-1+           14,532,008
               -------------------------------------------------------------
   30,000,000  Indiana Bond Bank, Advance Funding Program Notes (Series 1996
               A-2), 4.25% BANs, 1/9/1997                                              SP-1+           30,204,300
               -------------------------------------------------------------
    2,445,000  Indiana Health Facilities Finance Authority Rehabilitation
               Center Weekly VRDNs (Crossroads Rehabilitation Center)/(Bank
               One, Indianapolis, IN LOC)                                                A-1            2,445,000
               -------------------------------------------------------------
    3,250,000  Indianapolis, IN Local Public Improvement, Bond Bank Notes
               (1995E), 4.50% BANs, 7/11/1996                                          SP-1+            3,261,213
               -------------------------------------------------------------
    2,000,000  Indianapolis, IN Local Public Improvement, Bond Bank Notes
               (Series 1995 H), 4.50% BANs, 7/11/1996                                  SP-1+            2,006,900
               -------------------------------------------------------------
    6,000,000  Washington Township, IN, Temporary Loan Warrants (Series
               1996), 4.00% TRANs, 6/28/1996                                           NR(2)            6,013,200
               -------------------------------------------------------------                     ----------------
               Total                                                                                   65,950,025
               -------------------------------------------------------------                     ----------------
               IOWA--0.4%
               -------------------------------------------------------------
    7,425,000  Iowa School Corporations, Warrant Certificates (Series
               1995-96 B), 4.25% TRANs (FSA INS),
               1/30/1997                                                               SP-1+            7,485,811
               -------------------------------------------------------------                     ----------------



TAX-FREE OBLIGATIONS FUND
--------------------------------------------------------------------------------

  PRINCIPAL                                                                        CREDIT
   AMOUNT                                                                          RATING*            VALUE
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
----------------------------------------------------------------------------
               KANSAS--0.6%
               -------------------------------------------------------------
$  10,000,000  La Cygne, KS Weekly VRDNs (Kansas City Power And Light Co.)               A-1     $     10,000,000
               -------------------------------------------------------------                     ----------------
               KENTUCKY--0.1%
               -------------------------------------------------------------
    1,530,000  Boone County, KY, Adjustable Rate Revenue Refunding Bonds
               Weekly VRDNs (Spring Meadow Associates)/(Huntington National
               Bank, Columbus, OH LOC)                                                   P-1            1,530,000
               -------------------------------------------------------------                     ----------------
               LOUISIANA--0.3%
               -------------------------------------------------------------
    5,025,000  Louisiana PFA, Advance Funding Notes/School Board Advance
               Funding Program (Series 1995 B), 4.50% TANs (St. Charles
               Parish, LA), 8/29/1996                                                   SP-1            5,037,512
               -------------------------------------------------------------                     ----------------
               MARYLAND--3.0%
               -------------------------------------------------------------
    3,000,000  Baltimore County, MD, Puttable T-E Rec, Series 20, Der
               Inverse T-E Rec (Series-20) Weekly VRDNs (Morgan Guaranty
               Trust Co., New York LIQ)                                                VMIG1            3,000,000
               -------------------------------------------------------------
    1,700,000  Baltimore, MD PCR Weekly VRDNs (SCM Plants, Inc.)/(Barclays
               Bank PLC, London LOC)                                                    A-1+            1,700,000
               -------------------------------------------------------------
    1,500,000  Frederick County, MD, Variable Rate Demand/ Fixed Rate
               Revenue Bonds (Series 1995) Weekly VRDNs (Sheppard Pratt
               Residential Treatment Facility)/(Societe Generale, Paris LOC)             P-1            1,500,000
               -------------------------------------------------------------
    1,000,000  Maryland Health & Higher Educational Facilities Authority,
               (Series 1985B) Weekly VRDNs (First National Bank of Chicago
               LOC)                                                                    VMIG1            1,000,000
               -------------------------------------------------------------
    1,900,000  Maryland Health & Higher Educational Facilities Authority,
               ACES Revenue Bonds (Series 1994) Weekly VRDNs (Daughters of
               Charity GTD)                                                            VMIG1            1,900,000
               -------------------------------------------------------------
   15,300,000  Maryland Health & Higher Educational Facilities Authority,
               Revenue Bonds (Series 1985A) Weekly VRDNs (First National
               Bank of Chicago LOC)                                                    VMIG1           15,300,000
               -------------------------------------------------------------



TAX-FREE OBLIGATIONS FUND
--------------------------------------------------------------------------------

  PRINCIPAL                                                                        CREDIT
   AMOUNT                                                                          RATING*            VALUE
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
----------------------------------------------------------------------------
               MARYLAND--CONTINUED
               -------------------------------------------------------------
$   8,930,000  Maryland State Community Development Administration, (Series
               1987-2), 3.90% TOBs (First National Bank of Chicago LIQ),
               Optional Tender 4/1/1996                                                NR(2)     $      8,930,000
               -------------------------------------------------------------
    2,525,000  Montgomery County, MD EDA Weekly VRDNs (Howard Hughes Medical
               Center)                                                                  A-1+            2,525,000
               -------------------------------------------------------------
   10,700,000  Montgomery County, MD EDA Weekly VRDNs (U.S. Pharmacopeial
               Convention Facility)/(Chemical Bank, New York LOC)                      VMIG1           10,700,000
               -------------------------------------------------------------
    7,500,000  Montgomery County, MD, Consolidated CP BANs (Series 1995),
               3.25% CP, Mandatory Tender
               3/12/1996                                                                 Aaa            7,500,000
               -------------------------------------------------------------
    1,000,000  University of Maryland, Revolving Equipment Loan Program
               (Series A) Weekly VRDNs (Student Loan Marketing Association
               LIQ)                                                                     A-1+            1,000,000
               -------------------------------------------------------------                     ----------------
               Total                                                                                   55,055,000
               -------------------------------------------------------------                     ----------------
               MASSACHUSETTS--2.5%
               -------------------------------------------------------------
   15,000,000  Commonwealth of Massachusetts, (Series A), 3.35% CP (Union
               Bank of Switzerland, Zurich LIQ), Mandatory Tender 2/12/1996             A-1+           15,000,000
               -------------------------------------------------------------
   30,655,000  Massachusetts State HFA, Multi-Family Refunding Revenue Bonds
               (1995 Series A) Weekly VRDNs (Republic National Bank of New
               York LIQ)                                                                A-1+           30,655,000
               -------------------------------------------------------------                     ----------------
               Total                                                                                   45,655,000
               -------------------------------------------------------------                     ----------------
               MICHIGAN--2.9%
               -------------------------------------------------------------
    3,850,000  Dearborn, MI Economic Development Corp, (Series 1991) Weekly
               VRDNs (Oakbrook Common Project)/ (Mellon Bank NA, Pittsburgh
               LOC)                                                                      A-1            3,850,000
               -------------------------------------------------------------
    2,000,000  Kalamazoo, MI Economic Development Corp., 1995 Limited
               Obligation Revenue Refunding Bonds Weekly VRDNs (Wyndham
               Project, MI)/(First of America Bank-Illinois LOC)                         A-1            2,000,000
               -------------------------------------------------------------



TAX-FREE OBLIGATIONS FUND
--------------------------------------------------------------------------------

  PRINCIPAL                                                                        CREDIT
   AMOUNT                                                                          RATING*            VALUE
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
----------------------------------------------------------------------------
               MICHIGAN--CONTINUED
               -------------------------------------------------------------
$   2,000,000  Michigan Municipal Bond Authority, 4.50% RANs, 7/3/1996                 SP-1+     $      2,005,635
               -------------------------------------------------------------
    2,700,000  Michigan State Hospital Finance Authority, (Series A) Weekly
               VRDNs (OSF Health Care Systems)                                         VMIG1            2,700,000
               -------------------------------------------------------------
    4,600,000  Michigan State Housing Development Authority, Rental Housing
               Revenue Bonds (1994 Series C) Weekly VRDNs (Credit Suisse,
               Zurich LOC)                                                              A-1+            4,600,000
               -------------------------------------------------------------
    9,500,000  Michigan Strategic Fund, Ltd Obligations PCRs (Series 1993)
               Weekly VRDNs (Allied-Signal, Inc.)                                        A-1            9,500,000
               -------------------------------------------------------------
   25,700,000  Michigan Underground Storage Tank Financial Assurance
               Authority, (Series I--1995) Weekly VRDNs (Canadian Imperial
               Bank of Commerce, Toronto LOC)                                          VMIG1           25,700,000
               -------------------------------------------------------------
    2,195,000  Ottawa County, MI Economic Development Corp., Limited
               Obligation Revenue Bonds (Series 1995B) Weekly VRDNs (Sunset
               Manor, Inc. Project)/(Old Kent Bank & Trust Co., Grand Rapids
               LOC)                                                                      A-1            2,195,000
               -------------------------------------------------------------                     ----------------
               Total                                                                                   52,550,635
               -------------------------------------------------------------                     ----------------
               MINNESOTA--1.3%
               -------------------------------------------------------------
    9,000,000  Becker, MN, PCR (Series 1992A), 4.00% CP (Northern States
               Power Co.), Mandatory Tender 2/6/1996                                    A-1+            9,000,000
               -------------------------------------------------------------
    6,000,000  Becker, MN, PCR (Series 1993A & B), 4.00% CP (Northern States
               Power Co.), Mandatory Tender
               2/6/1996                                                                 A-1+            6,000,000
               -------------------------------------------------------------
    2,065,000  Dakota County, MN Housing & Redevelopment Authority,
               Multifamily Rental Housing Revenue Bonds (Series 1994-B)
               Weekly VRDNs (Westwood Ridge Senior Residence Project)/(First
               Bank NA, Minneapolis LOC)                                                 A-1            2,065,000
               -------------------------------------------------------------



TAX-FREE OBLIGATIONS FUND
--------------------------------------------------------------------------------

  PRINCIPAL                                                                        CREDIT
   AMOUNT                                                                          RATING*            VALUE
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
----------------------------------------------------------------------------
               MINNESOTA--CONTINUED
               -------------------------------------------------------------
$   3,440,000  Minneapolis CDA, Revenue Refunding Bonds (Series 1995) Weekly
               VRDNs (Walker Methodist Health Center, Inc. Project)/(First
               Bank NA,
               Minneapolis LOC)                                                          A-1     $      3,440,000
               -------------------------------------------------------------
    2,000,000  Minneapolis, MN, (Series 1993) Weekly VRDNs (Market Square
               Real Estate, Inc.)/(Norwest Bank Minnesota, Minneapolis LOC)             A-1+            2,000,000
               -------------------------------------------------------------
      800,000  St. Paul, MN Port Authority, (Series 1991) Weekly VRDNs (West
               Gate Office)/(First Bank NA,
               Minneapolis LOC)                                                          A-1              800,000
               -------------------------------------------------------------                     ----------------
               Total                                                                                   23,305,000
               -------------------------------------------------------------                     ----------------
               MISSISSIPPI--0.1%
               -------------------------------------------------------------
    1,730,000  Hinds County, MS, (Series 1991) Weekly VRDNs (North State St.
               Project)/(Amsouth Bank N.A.,
               Birmingham LOC)                                                         VMIG1            1,730,000
               -------------------------------------------------------------                     ----------------
               MISSOURI--0.5%
               -------------------------------------------------------------
    5,400,000  Missouri State HEFA, Health Facilities Revenue Bonds (Series
               1989 B) Weekly VRDNs (Sisters of Mercy Health System)/(ABN
               AMRO Bank N.V., Amsterdam LIQ)                                          VMIG1            5,400,000
               -------------------------------------------------------------
    4,200,000  Poplar Bluff, MO IDA, (Series 1987) Weekly VRDNs (Gates
               Rubber Co.)/(NBD Bank, N.A., Detroit, MI LOC)                            A-1+            4,200,000
               -------------------------------------------------------------                     ----------------
               Total                                                                                    9,600,000
               -------------------------------------------------------------                     ----------------
               NEW JERSEY--4.0%
               -------------------------------------------------------------
   28,500,000  Essex County, NJ, TANs of 1996 (Series A), 4.00% TANs
               (Chemical Bank, New York LOC), 8/19/1996                                 MIG1           28,602,490
               -------------------------------------------------------------
   45,000,000  New Jersey State, Tax and Revenue Anticipation Notes (Series
               Fiscal 1996C), 3.60% CP, Mandatory Tender 3/7/1996                       A-1+           45,000,000
               -------------------------------------------------------------                     ----------------
               Total                                                                                   73,602,490
               -------------------------------------------------------------                     ----------------



TAX-FREE OBLIGATIONS FUND
--------------------------------------------------------------------------------

  PRINCIPAL                                                                        CREDIT
   AMOUNT                                                                          RATING*            VALUE
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
----------------------------------------------------------------------------
               NEW YORK--7.8%
               -------------------------------------------------------------
$   7,000,000  Nassau County, NY, (Series 1995A), 4.50% TANs,
               3/15/1996                                                               SP-1+     $      7,004,858
               -------------------------------------------------------------
   27,500,000  New York City Municipal Water Finance Authority, (Series 4),
               3.40% CP (Credit Suisse, Zurich LOC), Mandatory Tender
               2/7/1996                                                                 A-1+           27,500,000
               -------------------------------------------------------------
   25,000,000  New York City, NY, (Fiscal 1996 Series A), 4.50% RANs,
               4/11/1996                                                               SP-1+           25,037,283
               -------------------------------------------------------------
   26,735,000  New York City, NY, (Series B), 4.75% RANs (Bank of Nova
               Scotia, Toronto, Canadian Imperial Bank of Commerce, Toronto,
               Chemical Bank, New York, Citibank NA, New York, Commerzbank
               AG, Frankfurt, Morgan Guaranty Trust Co., New York and Union
               Bank of Switzerland, Zurich LOCs),
               6/28/1996                                                                MIG1           26,870,445
               -------------------------------------------------------------
    5,800,000  New York City, NY, GO Bonds (Series 1994A) Daily VRDNs
               (Chemical Bank, New York LOC)                                             A-1            5,800,000
               -------------------------------------------------------------
    5,000,000  New York City, NY, GO Tax Exempt Adjustable Rate Series B
               Bonds, Subseries B10 Weekly VRDNs (Union Bank of Switzerland,
               Zurich LOC)                                                             VMIG1            5,000,000
               -------------------------------------------------------------
    8,100,000  New York State Energy Research & Development Authority, PCR,
               (1994 Series D) Daily VRDNs (Union Bank of Switzerland,
               Zurich LOC)                                                             VMIG1            8,100,000
               -------------------------------------------------------------
   13,300,000  New York State Local Government Assistance Corp., (Series D)
               Weekly VRDNs (Societe Generale, Paris LOC)                               A-1+           13,300,000
               -------------------------------------------------------------
   24,300,000  New York State Local Government Assistance Corp., Variable
               Rate Bonds (Series 1995F) Weekly VRDNs (Toronto-Dominion Bank
               LOC)                                                                    VMIG1           24,300,000
               -------------------------------------------------------------                     ----------------
               Total                                                                                  142,912,586
               -------------------------------------------------------------                     ----------------



TAX-FREE OBLIGATIONS FUND
--------------------------------------------------------------------------------

  PRINCIPAL                                                                        CREDIT
   AMOUNT                                                                          RATING*            VALUE
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
----------------------------------------------------------------------------
               NORTH CAROLINA--3.8%
               -------------------------------------------------------------
$  24,213,600  Charlotte-Mecklenburg Hospital Authority, NC, Loan
               Participation Certificates (1995) VRNs,
               5/22/1996                                                               NR(2)     $     24,213,600
               -------------------------------------------------------------
    2,330,000  Fayetteville, NC Public Works Commission, Revenue Refunding
               Bonds Weekly VRDNs (FGIC INS)/ (Merrill Lynch Capital
               Services, Inc. LIQ)                                                     VMIG1            2,330,000
               -------------------------------------------------------------
    4,000,000  Greensboro, NC, Certificates of Participation 1994 Equipment
               Project Weekly VRDNs (Greensboro, NC Center City
               Corp.)/(Wachovia Bank of Georgia NA, Atlanta LIQ)                        A-1+            4,000,000
               -------------------------------------------------------------
   15,000,000  Martin County, NC IFA, (Series 1993) Weekly VRDNs
               (Weyerhauser Co.)                                                         A-1           15,000,000
               -------------------------------------------------------------
      645,000  NCNB Pooled Tax-Exempt Trust, (Series 1990A) Weekly VRDNs
               (NCNB Tax Exempt Trust 1990a)/ (Nationsbank, N.A. (Carolinas)
               LOC)                                                                      P-1              645,000
               -------------------------------------------------------------
   19,800,000  North Carolina Municipal Power Agency No. 1, (Series A),
               3.35% CP (Morgan Guaranty Trust Co., New York and Union Bank
               of Switzerland, Zurich LOCs), Mandatory Tender 3/19/1996                  P-1           19,800,000
               -------------------------------------------------------------
    3,000,000  Winston-Salem, NC, GO Bonds (Series 1990) Weekly VRDNs
               (Credit Suisse, Zurich LIQ)                                              A-1+            3,000,000
               -------------------------------------------------------------                     ----------------
               Total                                                                                   68,988,600
               -------------------------------------------------------------                     ----------------
               NO STATE--0.7%
               -------------------------------------------------------------
   11,000,652  LaSalle National Bank Leasetops Trust, Series 1995A Leasetops
               Certificates Weekly VRDNs (Lasalle National Bank, Chicago
               LOC)                                                                     A-1+           11,000,652
               -------------------------------------------------------------
    2,200,000  Merrill Lynch Puttable FLOATs/RITES Trust, (Series PP2)
               Weekly VRDNs (Merrill Lynch Capital Services LIQ)                       VMIG1            2,200,000
               -------------------------------------------------------------                     ----------------
               Total                                                                                   13,200,652
               -------------------------------------------------------------                     ----------------



TAX-FREE OBLIGATIONS FUND
--------------------------------------------------------------------------------

  PRINCIPAL                                                                        CREDIT
   AMOUNT                                                                          RATING*            VALUE
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
----------------------------------------------------------------------------
               OHIO--3.4%
               -------------------------------------------------------------
$   2,585,000  Ashland County, OH Health Care Weekly VRDNs (Brethren Care,
               Inc.)/(National City Bank, Cleveland, OH LOC)                             P-1     $      2,585,000
               -------------------------------------------------------------
    8,000,000  Cleveland, OH City School District, Energy Conservation
               Improvement Bonds (Series 1994) Weekly VRDNs (Internationale
               Nederlanden Bank N.V. LIQ)/(Internationale Nederlanden Bank
               N.V. LOC)                                                                A-1+            8,000,000
               -------------------------------------------------------------
    1,100,000  Cuyahoga County, OH Hospital Authority Weekly VRDNs (St.
               Lukes Hospital)/(First National Bank of Chicago LOC)                    VMIG1            1,100,000
               -------------------------------------------------------------
    2,550,000  Cuyahoga County, OH IDA Weekly VRDNs (H.P. Parking
               Co.)/(Society National Bank, Cleveland, OH LOC)                           P-1            2,550,000
               -------------------------------------------------------------
    2,000,000  Dayton, OH, Revenue Refunding Bonds (Series 1993E) Weekly
               VRDNs (Emery Air Freight Corp.)/ (Mellon Bank NA, Pittsburgh
               LOC)                                                                    VMIG1            2,000,000
               -------------------------------------------------------------
    9,100,000  Franklin County, OH Hospital Facility Authority Weekly VRDNs
               (Riverside United Methodist Hospital)/(National City Bank,
               Cleveland, OH LOC)                                                      VMIG1            9,100,000
               -------------------------------------------------------------
    2,000,000  Lucas County, OH IDA, (Series 1991) Weekly VRDNs (Ohio
               Citizens Bank)/(National City Bank, Cleveland, OH LOC)                    P-1            2,000,000
               -------------------------------------------------------------
      295,000  Lucas County, OH, Hospital Improvement Revenue Weekly VRDNs
               (Sunshine Children's Home)/ (National City Bank, Cleveland,
               OH LOC)                                                                   P-1              295,000
               -------------------------------------------------------------
    4,200,000  Lucas County, OH, Hospital Refunding Revenue Bonds Weekly
               VRDNs (Riverside Hospital, OH)/ (Huntington National Bank,
               Columbus, OH LOC)                                                         P-1            4,200,000
               -------------------------------------------------------------
    1,645,000  Marion County, OH Hospital Authority, (Series 1991) Weekly
               VRDNs (Marion County, OH Pooled Hospital Program)/(Bank One,
               Columbus, N.A. LOC)                                                      A-1+            1,645,000
               -------------------------------------------------------------



TAX-FREE OBLIGATIONS FUND
--------------------------------------------------------------------------------

  PRINCIPAL                                                                        CREDIT
   AMOUNT                                                                          RATING*            VALUE
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
----------------------------------------------------------------------------
               OHIO--CONTINUED
               -------------------------------------------------------------
$   4,000,000  Mayfield Village, OH IDA Weekly VRDNs (Beta Campus
               Co.)/(First Union National Bank, Charlotte, N.C. LOC)                     P-1     $      4,000,000
               -------------------------------------------------------------
   10,000,000  Montgomery County, OH Health Facilities Authority, (Series
               1995) Weekly VRDNs (Sisters of Charity Health Care
               System)/(Toronto-Dominion Bank LIQ)                                       P-1           10,000,000
               -------------------------------------------------------------
      750,000  Montgomery County, OH IDA Weekly VRDNs (Center-Plex
               Venture)/(Society National Bank, Cleveland, OH LOC)                       P-1              750,000
               -------------------------------------------------------------
    1,700,000  Montgomery, OH IDA Weekly VRDNs (Bethesda Two Limited
               Partnership)/(Huntington National Bank, Columbus, OH LOC)                 A-1            1,700,000
               -------------------------------------------------------------
    4,500,000  Muskingum County, OH, Hospital Facilities Revenue Bonds
               Weekly VRDNs (Bethesda Care System)/(National City Bank,
               Columbus, OH LOC)                                                       VMIG1            4,500,000
               -------------------------------------------------------------
    3,800,000  Ohio State Air Quality Development Authority, (Series 1998A)
               Weekly VRDNs (PPG Industries, Inc.)                                       P-1            3,800,000
               -------------------------------------------------------------
    1,800,000  Seneca County, OH Hospital Facility Authority Weekly VRDNs
               (St. Francis Home)/(National City Bank, Cleveland, OH LOC)              VMIG1            1,800,000
               -------------------------------------------------------------
      800,000  Solon, OH, IDA Weekly VRDNs (Solon Industries)/ (Society
               National Bank, Cleveland, OH LOC)                                         P-1              800,000
               -------------------------------------------------------------
    1,050,000  Twinsburg, OH IDA Weekly VRDNs (Carl J Massara
               Project)/(Society National Bank, Cleveland, OH LOC)                       P-1            1,050,000
               -------------------------------------------------------------                     ----------------
               Total                                                                                   61,875,000
               -------------------------------------------------------------                     ----------------
               OKLAHOMA--2.5%
               -------------------------------------------------------------
   10,000,000  Holdenville, OK Industrial Authority, Correctional Facility
               Revenue Bonds (Series 1995) Weekly VRDNs (Holdenville, OK
               Correctional Facility)/ (First Union National Bank,
               Charlotte, N.C. LOC)                                                      P-1           10,000,000
               -------------------------------------------------------------



TAX-FREE OBLIGATIONS FUND
--------------------------------------------------------------------------------

  PRINCIPAL                                                                        CREDIT
   AMOUNT                                                                          RATING*            VALUE
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
----------------------------------------------------------------------------
               OKLAHOMA--CONTINUED
               -------------------------------------------------------------
$  36,000,000  Oklahoma State Industrial Authority, Health System Revenue
               Bonds (Series 1995A), 3.30% CP (Baptist Medical Center, OK),
               Mandatory Tender
               2/1/1996                                                                 A-1+     $     36,000,000
               -------------------------------------------------------------                     ----------------
               Total                                                                                   46,000,000
               -------------------------------------------------------------                     ----------------
               OREGON--0.1%
               -------------------------------------------------------------
    2,000,000  Oregon Health, Housing & Cultural Facilities Authority,
               Adjustable Rate Revenue Bonds (1995 Series A) Weekly VRDNs
               (Guide Dogs for the Blind, Inc. Project)/(Banque Nationale de
               Paris LOC)                                                              VMIG1            2,000,000
               -------------------------------------------------------------                     ----------------
               PENNSYLVANIA--4.8%
               -------------------------------------------------------------
    6,500,000  Allegheny County, PA HDA, Var Rate Hosp Revenue Bonds (Series
               B 1995) Weekly VRDNs (Allegheny General Hospital)/(Morgan
               Guaranty Trust Co., New York LOC)                                       VMIG1            6,500,000
               -------------------------------------------------------------
    5,000,000  Allegheny County, PA IDA, PCR (Series 1992A), 3.75% TOBs
               (Duquesne Light Power Co.)/(Canadian Imperial Bank of
               Commerce, Toronto LOC), Optional Tender 11/7/1996                         P-1            5,000,000
               -------------------------------------------------------------
    9,075,000  Commonwealth of Pennsylvania, GO Bonds (Second Series of
               1995), 5.00% BANs, 11/15/1996                                           NR(2)            9,169,927
               -------------------------------------------------------------
    4,500,000  Dauphin County, PA, General Authority Hospital Revenue Bonds
               Weekly VRDNs (Jamison Memorial Hospital)/(PNC Bank, N.A. LOC)             A-1            4,500,000
               -------------------------------------------------------------
    3,700,000  Delaware County, PA Weekly VRDNs (American College)/(PNC
               Bank, N.A. LOC)                                                           P-1            3,700,000
               -------------------------------------------------------------
   31,500,000  Erie County, PA Hospital Authority Weekly VRDNs (St. Vincent
               Health System)/(Mellon Bank NA, Pittsburgh LOC)                           A-1           31,500,000
               -------------------------------------------------------------



TAX-FREE OBLIGATIONS FUND
--------------------------------------------------------------------------------

  PRINCIPAL                                                                        CREDIT
   AMOUNT                                                                          RATING*            VALUE
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
----------------------------------------------------------------------------
               PENNSYLVANIA--CONTINUED
               -------------------------------------------------------------
$   3,710,000  Lehigh County, PA General Purpose Authority, Revenue Bonds
               (Series 1990) Weekly VRDNs (Phoebe Terrace, Inc.)/(Meridian
               Bank, Reading, PA LOC)                                                    P-1     $      3,710,000
               -------------------------------------------------------------
    5,000,000  North Lebanon Township, PA, Municipal Authority Mortgage
               Weekly Weekly VRDNs (Grace Community, Inc.)/(Meridian Bank,
               Reading, PA LOC)                                                        VMIG1            5,000,000
               -------------------------------------------------------------
    8,800,000  Philadelphia Redevelopment Authority, Multi-Family Revenue
               Bonds (Series 1985) Weekly VRDNs (Franklin Town
               Towers)/(Marine Midland Bank N.A., Buffalo, NY LOC)                       P-2            8,800,000
               -------------------------------------------------------------
    5,000,000  Philadelphia, PA IDA, (Series 93) Weekly VRDNs (Sackett
               Development)/(Mellon Bank NA, Pittsburgh LOC)                           VMIG1            5,000,000
               -------------------------------------------------------------
    3,000,000  Philadelphia, PA, GO (Series 1990), 3.85% CP (Fuji Bank,
               Ltd., Tokyo LOC), Mandatory Tender
               2/21/1996                                                               VMIG1            3,000,000
               -------------------------------------------------------------
      500,000  Sayre, PA, Health Care Facilities Authority Weekly VRDNs (VHA
               of Pennsylvania)/(AMBAC INS)/ (First National Bank of Chicago
               LIQ)                                                                      A-1              500,000
               -------------------------------------------------------------
    2,000,000  Washington County, PA Hospital Authority Weekly VRDNs
               (Keystone Diversified Management Corp.)/ (Mellon Bank NA,
               Pittsburgh LOC)                                                           A-1            2,000,000
               -------------------------------------------------------------                     ----------------
               Total                                                                                   88,379,927
               -------------------------------------------------------------                     ----------------
               PUERTO RICO--0.1%
               -------------------------------------------------------------
    1,000,000  Puerto Rico Government Development Bank Weekly VRDNs (Credit
               Suisse, Zurich LOC)                                                      A-1+            1,000,000
               -------------------------------------------------------------                     ----------------
               RHODE ISLAND--0.3%
               -------------------------------------------------------------
    4,600,000  Cranston, RI, BANS (Series 1995), 4.00%, (State Street Bank
               and Trust Co. LOC), 6/17/1996                                             P-1            4,603,371
               -------------------------------------------------------------                     ----------------



TAX-FREE OBLIGATIONS FUND
--------------------------------------------------------------------------------

  PRINCIPAL                                                                        CREDIT
   AMOUNT                                                                          RATING*            VALUE
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
----------------------------------------------------------------------------
               SOUTH CAROLINA--0.3%
               -------------------------------------------------------------
$   5,000,000  University of South Carolina, Athletic Facilities (Series
               1995), 5.25% BANs, 3/1/1996                                             NR(3)     $      5,004,324
               -------------------------------------------------------------                     ----------------
               TENNESSEE--3.2%
               -------------------------------------------------------------
   10,000,000  Chattanooga, TN HEFA Weekly VRDNs (Mccallie School)/(Trust
               Company Bank, Atlanta LOC)                                               A-1+           10,000,000
               -------------------------------------------------------------
   14,000,000  Chattanooga, TN HEFA Weekly VRDNs (Sisken Hospital)/(Sumitomo
               Bank Ltd., Osaka LOC)                                                     P-1           14,000,000
               -------------------------------------------------------------
    8,400,000  Chattanooga, TN HEFA Weekly VRDNs (Sisken Hospital)/(Sumitomo
               Bank Ltd., Osaka LOC)                                                     P-1            8,400,000
               -------------------------------------------------------------
    8,500,000  Chattanooga-Hamilton County, TN Hospital Authority Daily
               VRDNs (Erlanger Medical Center)/ (Morgan Guaranty Trust Co.,
               New York LOC)                                                             A-1            8,500,000
               -------------------------------------------------------------
    3,440,000  Knox County, TN Health Education & Housing Facilities Board,
               Variable Rate Hospital Facilities Revenue Demand Bonds
               (Series 1985 B) Weekly VRDNs (MBIA Insured)/(Morgan Guaranty
               Trust Co., New York LIQ)                                                VMIG1            3,440,000
               -------------------------------------------------------------
    7,330,000  Nashville and Davidson County, NC IDB, Metropolitan
               Government Revenue Bonds (Series 1995) Weekly VRDNs (YMCA
               Projects)/(Nationsbank of Tennessee LOC)                                  P-1            7,330,000
               -------------------------------------------------------------
    6,200,000  Roane, TN IDB, (Series 1982) Monthly VRDNs (Fortafil Fibers,
               Inc. Project)/(ABN AMRO Bank N.V., Amsterdam LOC)                         P-1            6,200,000
               -------------------------------------------------------------                     ----------------
               Total                                                                                   57,870,000
               -------------------------------------------------------------                     ----------------
               TEXAS--5.4%
               -------------------------------------------------------------
    4,325,000  Dallas, TX, (Series C), 3.90% TOBs, Optional Tender 6/17/1996           VMIG1            4,325,000
               -------------------------------------------------------------
   11,050,000  Harris County, TX HFDC, (Series B), 3.65% TOBs (San Jacinto
               Methodist Hospital)/(Morgan Guaranty Trust Co., New York
               LOC), Optional Tender
               3/1/1996                                                                 A-1+           11,050,000
               -------------------------------------------------------------



TAX-FREE OBLIGATIONS FUND
--------------------------------------------------------------------------------

  PRINCIPAL                                                                        CREDIT
   AMOUNT                                                                          RATING*            VALUE
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
----------------------------------------------------------------------------
               TEXAS--CONTINUED
               -------------------------------------------------------------
$   1,900,000  Houston, TX, (Series 1993A) Weekly VRDNs
               (Morgan Guaranty Trust Co., New York LIQ)                                A-1+     $      1,900,000
               -------------------------------------------------------------
    2,000,000  Montgomery County, TX IDC, IDRB Weekly VRDNs (Houston Area
               Research Center)/(Morgan Guaranty Trust Co., New York LOC)               A-1+            2,000,000
               -------------------------------------------------------------
    1,820,000  North Richland Hills, TX IDC Weekly VRDNs (Tecnol,
               Inc.)/(Nationsbank, N.A. (Carolinas) LOC)                                 P-1            1,820,000
               -------------------------------------------------------------
   10,600,000  San Antonio, TX, Electric & Gas Systems Commercial Paper
               Notes, (Series A), 3.45% CP (Bank of Tokyo Ltd., Tokyo,
               Credit Suisse, Zurich, Mitsubishi Bank Ltd, Tokyo, Sanwa Bank
               Ltd, Osaka, Sumitomo Bank Ltd., Osaka, Texas Commerce Bank,
               NA, Houston, Toronto-Dominion Bank and Union Bank of
               Switzerland, Zurich LIQs), Mandatory Tender 2/7/1996                      A-1           10,600,000
               -------------------------------------------------------------
   25,200,000  Texas State Public Finance Authority, (Series 1993A), 3.30%
               CP, Mandatory Tender 3/5/1996                                            A-1+           25,200,000
               -------------------------------------------------------------
   30,600,000  Texas State, (Series 1995A), 4.75% TRANs, 8/30/1996                     SP-1+           30,731,238
               -------------------------------------------------------------
   10,000,000  Texas State, (Series 1995B), 3.65% CP, Mandatory Tender
               8/20/1996                                                                A-1+           10,000,000
               -------------------------------------------------------------                     ----------------
               Total                                                                                   97,626,238
               -------------------------------------------------------------                     ----------------
               VIRGINIA--1.5%
               -------------------------------------------------------------
    7,000,000  Fairfax County, VA Housing Authority Weekly VRDNs (Chase
               Commons Associates)/(Bankers Trust Co., New York LOC)                     P-1            7,000,000
               -------------------------------------------------------------
   19,600,000  Roanoke, VA IDA, (Series A) Weekly VRDNs (Carilion Health
               System)/(Nationsbank of Virginia, N.A. LIQ)                               A-1           19,600,000
               -------------------------------------------------------------                     ----------------
               Total                                                                                   26,600,000
               -------------------------------------------------------------                     ----------------



TAX-FREE OBLIGATIONS FUND
--------------------------------------------------------------------------------

  PRINCIPAL                                                                        CREDIT
   AMOUNT                                                                          RATING*            VALUE
SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
----------------------------------------------------------------------------
               WASHINGTON--0.1%
               -------------------------------------------------------------
$   1,900,000  Port of Seattle, WA, IDRBs (Series 1985) Weekly VRDNs
               (Douglas Management Company Project)/ (Mellon Bank NA,
               Pittsburgh LOC)                                                           P-1     $      1,900,000
               -------------------------------------------------------------                     ----------------
               WEST VIRGINIA--0.4%
               -------------------------------------------------------------
    7,960,000  Cabell County Commission, WV, Life Care Facilities
               Multi-Option Adjustable Rate Revenue Bonds (Series 1995)
               Weekly VRDNs (Foster Foundation)/ (Huntington National Bank,
               Columbus, OH LOC)                                                         A-1            7,960,000
               -------------------------------------------------------------                     ----------------
               WISCONSIN--2.3%
               -------------------------------------------------------------
    1,100,000  Seymour, WI IDA Weekly VRDNs (Beatrice Cheese, Inc.)/(Bank of
               New York, New York LOC)                                                   P-1            1,100,000
               -------------------------------------------------------------
   40,000,000  Wisconsin HEFA Weekly VRDNs (St. Luke's Medical
               Center)/(Sumitomo Bank Ltd., Osaka LOC)                                 VMIG1           40,000,000
               -------------------------------------------------------------                     ----------------
               Total                                                                                   41,100,000
               -------------------------------------------------------------                     ----------------
               WYOMING--0.2%
               -------------------------------------------------------------
    1,900,000  Lincoln County, WY, PCR Refunding Bonds (Series 1994) Daily
               VRDNs (Pacificorp)/(AMBAC INS)/ (Bank of New York, New York
               LIQ)                                                                      A-1            1,900,000
               -------------------------------------------------------------
    1,125,000  Natrona County, WY, Hospital Revenue, 5.6875% TOBs (W.W.
               Grainger, Inc.), Optional Tender
               6/1/1996                                                                  P-1            1,125,000
               -------------------------------------------------------------                     ----------------
               Total                                                                                    3,025,000
               -------------------------------------------------------------                     ----------------
               TOTAL INVESTMENTS, AT AMORTIZED COST(A)                                           $  1,856,695,624
               -------------------------------------------------------------                     ----------------


(a) Also represents cost for federal tax purposes.

 * Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

Note: The categories of investments are shown as a percentage of net assets
      ($1,815,380,798) at January 31, 1996.


TAX-FREE OBLIGATIONS FUND
--------------------------------------------------------------------------------

The following acronym(s) are used throughout this portfolio:

ACES--         Adjustable Convertible Extendable
                 Securities
AMBAC--        American Municipal Bond Assurance
                 Corporation
BANs--         Bond Anticipation Notes
CDA--          Community Development Administration
CP--           Commercial Paper
EDA--          Economic Development Authority
FGIC--         Financial Guaranty Insurance Company
FSA--          Financial Security Assurance
GO--           General Obligation
GTD--          Guaranty
HDA--          Hospital Development Authority
HEFA--         Health and Education Facilities Authority
HFA--          Housing Finance Authority
HFDC--         Health Facility Development Corporation
IDA--          Industrial Development Authority
IDB--          Industrial Development Bond
IDC--          Industrial Development Corporation
IDR--          Industrial Development Revenue
IDRB--         Industrial Development Revenue Bond
IFA--          Industrial Finance Authority
INS--          Insured
LIQ--          Liquidity Agreement
LOCs--         Letter(s) of Credit
LOC--          Letter of Credit
MBIA--         Municipal Bond Investors Assurance
PCR--          Pollution Control Revenue
PFA--          Public Facility Authority
PLC--          Public Limited Company
RANs--         Revenue Anticipation Notes
TAN--          Tax Anticipation Note
TANs--         Tax Anticipation Notes
TOBs--         Tender Option Bonds
TRANs--        Tax and Revenue Anticipation Notes
USD--          University School District
VHA--          Veterans Housing Administration
VRDNs--        Variable Rate Demand Notes
VRNs--         Variable Rate Notes


(See Notes which are an integral part of the Financial Statements)


TAX-FREE OBLIGATIONS FUND
STATEMENT OF ASSETS AND LIABILITIES
JANUARY 31, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
-----------------------------------------------------------------------------------------------
Total investments in securities, at amortized cost and value                                     $  1,856,695,624
-----------------------------------------------------------------------------------------------
Income receivable                                                                                      12,251,194
-----------------------------------------------------------------------------------------------  ----------------
     Total assets                                                                                   1,868,946,818
-----------------------------------------------------------------------------------------------
LIABILITIES:
-----------------------------------------------------------------------------------------------
Payable for investments purchased                                                 $  43,703,327
--------------------------------------------------------------------------------
Income distribution payable                                                           5,304,859
--------------------------------------------------------------------------------
Payable to Bank                                                                       4,348,597
--------------------------------------------------------------------------------
Accrued expenses                                                                        209,237
--------------------------------------------------------------------------------  -------------
     Total liabilities                                                                                 53,566,020
-----------------------------------------------------------------------------------------------  ----------------
NET ASSETS for 1,815,317,429 shares outstanding                                                  $  1,815,380,798
-----------------------------------------------------------------------------------------------  ----------------
NET ASSETS CONSIST OF:
-----------------------------------------------------------------------------------------------
Paid in capital                                                                                  $  1,815,317,429
-----------------------------------------------------------------------------------------------
Accumulated net realized gain on investments                                                               63,369
-----------------------------------------------------------------------------------------------  ----------------
     Total Net Assets                                                                            $  1,815,380,798
-----------------------------------------------------------------------------------------------  ----------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
-----------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES:
$1,407,668,949 / 1,407,618,442 shares outstanding                                                           $1.00
-----------------------------------------------------------------------------------------------  ----------------
INSTITUTIONAL SERVICE SHARES:
$407,711,849 / 407,698,987 shares outstanding                                                               $1.00
-----------------------------------------------------------------------------------------------  ----------------


(See Notes which are an integral part of the Financial Statements)


TAX-FREE OBLIGATIONS FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JANUARY 31, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
---------------------------------------------------------------------------------------------------
Interest                                                                                             $  33,831,433
---------------------------------------------------------------------------------------------------
EXPENSES:
---------------------------------------------------------------------------------------------------
Investment advisory fee                                                               $   1,748,161
------------------------------------------------------------------------------------
Administrative personnel and services fee                                                   661,370
------------------------------------------------------------------------------------
Custodian fees                                                                               75,353
------------------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                                     36,646
------------------------------------------------------------------------------------
Directors'/Trustees' fees                                                                     2,742
------------------------------------------------------------------------------------
Auditing fees                                                                                 6,606
------------------------------------------------------------------------------------
Legal fees                                                                                    9,394
------------------------------------------------------------------------------------
Portfolio accounting fees                                                                    62,402
------------------------------------------------------------------------------------
Shareholder services fee--Institutional Shares                                            1,773,802
------------------------------------------------------------------------------------
Shareholder services fee--Institutional Service Shares                                      411,399
------------------------------------------------------------------------------------
Share registration costs                                                                    131,684
------------------------------------------------------------------------------------
Printing and postage                                                                         15,672
------------------------------------------------------------------------------------
Insurance premiums                                                                            7,734
------------------------------------------------------------------------------------
Miscellaneous                                                                                 4,758
------------------------------------------------------------------------------------  -------------
     Total expenses                                                                       4,947,723
------------------------------------------------------------------------------------
Waivers--
---------------------------------------------------------------------
  Waiver of investment advisory fee                                    $    (975,902)
---------------------------------------------------------------------
  Waiver of shareholder services fee--Institutional Shares                (1,773,802)
---------------------------------------------------------------------  -------------
     Total waivers                                                                       (2,749,704)
------------------------------------------------------------------------------------  -------------
       Net expenses                                                                                      2,198,019
---------------------------------------------------------------------------------------------------  -------------
          Net investment income                                                                         31,633,414
---------------------------------------------------------------------------------------------------  -------------
Net realized gain on investments                                                                            84,604
---------------------------------------------------------------------------------------------------  -------------
     Change in net assets resulting from operations                                                  $  31,718,018
---------------------------------------------------------------------------------------------------  -------------


(See Notes which are an integral part of the Financial Statements)


TAX-FREE OBLIGATIONS FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                              SIX MONTHS ENDED
                                                                                 (UNAUDITED)        YEAR ENDED
                                                                              JANUARY 31, 1996     JULY 31, 1995
----------------------------------------------------------------------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
----------------------------------------------------------------------------
OPERATIONS--
----------------------------------------------------------------------------
Net investment income                                                         $      31,633,414  $      41,769,131
----------------------------------------------------------------------------
Net realized gain (loss) on investments ($0 net gain and $40 net gain,
respectively, as computed for federal income tax purposes)                               84,604             (1,395)
----------------------------------------------------------------------------  -----------------  -----------------
     Change in net assets resulting from operations                                  31,718,018         41,767,736
----------------------------------------------------------------------------  -----------------  -----------------
DISTRIBUTIONS TO SHAREHOLDERS--
----------------------------------------------------------------------------
Distributions from net investment income
----------------------------------------------------------------------------
  Institutional Shares                                                              (25,968,903)       (36,508,581)
----------------------------------------------------------------------------
  Institutional Service Shares                                                       (5,664,511)        (5,260,550)
----------------------------------------------------------------------------  -----------------  -----------------
     Change in net assets resulting from distributions to shareholders              (31,633,414)       (41,769,131)
----------------------------------------------------------------------------  -----------------  -----------------
SHARE TRANSACTIONS--
----------------------------------------------------------------------------
Proceeds from sale of shares                                                      6,356,918,469      7,385,500,551
----------------------------------------------------------------------------
Net asset value of shares issued to shareholders in payment of distributions
declared                                                                              1,867,573          2,286,899
----------------------------------------------------------------------------
Cost of shares redeemed                                                          (6,090,963,344)    (6,655,215,610)
----------------------------------------------------------------------------  -----------------  -----------------
     Change in net assets resulting from share transactions                         267,822,698        732,571,840
----------------------------------------------------------------------------  -----------------  -----------------
          Change in net assets                                                      267,907,302        732,570,445
----------------------------------------------------------------------------
NET ASSETS:
----------------------------------------------------------------------------
Beginning of period                                                               1,547,473,496        814,903,051
----------------------------------------------------------------------------  -----------------  -----------------
End of period                                                                 $   1,815,380,798  $   1,547,473,496
----------------------------------------------------------------------------  -----------------  -----------------


(See Notes which are an integral part of the Financial Statements)


TAX-FREE OBLIGATIONS FUND
FINANCIAL HIGHLIGHTS--INSTITUTIONAL SHARES
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                 SIX
                                               MONTHS
                                                ENDED
                                             (UNAUDITED)
                                             JANUARY 31,                          YEAR ENDED JULY 31,
                                                                                 <C >
                                                1996         1995       1994       1993       1992       1991       1990(A)
NET ASSET VALUE, BEGINNING OF PERIOD          $    1.00    $    1.00  $    1.00  $    1.00  $    1.00  $    1.00   $     1.00
------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
------------------------------------------
  Net investment income                            0.02         0.04       0.02       0.03       0.04       0.05         0.04
------------------------------------------
LESS DISTRIBUTIONS
------------------------------------------
  Distributions from net investment income        (0.02)       (0.04)     (0.02)     (0.03)     (0.04)     (0.05)       (0.04)
------------------------------------------    ------       ---------  ---------  ---------  ---------  ---------  -----------
NET ASSET VALUE, END OF PERIOD                $    1.00    $    1.00  $    1.00  $    1.00  $    1.00  $    1.00   $     1.00
------------------------------------------    ------       ---------  ---------  ---------  ---------  ---------  -----------
TOTAL RETURN (B)                                    1.87%      3.64%      2.45%      2.54%      3.73%      5.13%        3.70%
------------------------------------------
RATIOS TO AVERAGE NET ASSETS
------------------------------------------
  Expenses                                         0.20%*      0.20%      0.20%      0.20%      0.20%      0.20%       0.20%*
------------------------------------------
  Net investment income                            3.65%*      3.62%      2.41%      2.49%      3.58%      4.93%       5.75%*
------------------------------------------
  Expense waiver/reimbursement (c)                 0.36%*      0.39%      0.15%      0.14%      0.17%      0.26%       0.21%*
------------------------------------------
SUPPLEMENTAL DATA
------------------------------------------
  NET ASSETS, END OF PERIOD (000 OMITTED)
                                               $1,407,669  $1,295,458  $789,755   $454,119  $308,855   $165,669    $145,552
------------------------------------------


 * Computed on an annualized basis.

 (a) Reflects operations for the period from December 12, 1989 (date of initial public investment) to July 31, 1990.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

 (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


TAX-FREE OBLIGATIONS FUND
FINANCIAL HIGHLIGHTS--INSTITUTIONAL SERVICE SHARES
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                           SIX MONTHS
                                                                              ENDED
                                                                           (UNAUDITED)
                                                                           JANUARY 31,    YEAR ENDED JULY 31,
                                                                              1996         1995      1994(A)
NET ASSET VALUE, BEGINNING OF PERIOD                                           $1.00         $1.00      $1.00
------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------
  Net investment income                                                         0.02          0.03      0.002
------------------------------------------------------------------------
LESS DISTRIBUTIONS
------------------------------------------------------------------------
  Distributions from net investment income                                     (0.02)        (0.03)    (0.002)
------------------------------------------------------------------------  -------------  ---------  ----------
NET ASSET VALUE, END OF PERIOD                                                 $1.00         $1.00      $1.00
------------------------------------------------------------------------  -------------  ---------  ----------
TOTAL RETURN (B)                                                                1.74%         3.39%      0.18%
------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
------------------------------------------------------------------------
  Expenses                                                                      0.45%*        0.45%      0.39%*
------------------------------------------------------------------------
  Net investment income                                                         3.43%*        3.48%      3.04%*
------------------------------------------------------------------------
  Expense waiver/reimbursement (c)                                              0.11%*        0.14%      0.15%*
------------------------------------------------------------------------
SUPPLEMENTAL DATA
------------------------------------------------------------------------
  NET ASSETS, END OF PERIOD (000 OMITTED)                                   $407,712      $252,016    $25,148
------------------------------------------------------------------------


  * Computed on an annualized basis.

 (a) Reflects operations for the period from July 5, 1994 (date of initial public investment) to July 31, 1994.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

 (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


TAX-FREE OBLIGATIONS FUND
NOTES TO FINANCIAL STATEMENTS
JANUARY 31, 1996
(UNAUDITED)
--------------------------------------------------------------------------------

(1) ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of Tax-Free Obligations Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.
The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     At July 31, 1995, the Fund, for federal tax purposes, had a capital loss carryforward of $19,800, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

    EXPIRATION YEAR         EXPIRATION AMOUNT
         2001                   $     580
         2002                   $  19,220



TAX-FREE OBLIGATIONS FUND
--------------------------------------------------------------------------------

     Additionally, net capital losses of $1,435 attributable to security transactions incurred after October 31, 1994 are treated as arising on August 1, 1995 the first day of the Fund's next taxable year.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At January 31, 1996, capital paid-in aggregated $1,815,317,429.

Transactions in shares were as follows:

                                                                                   SIX MONTHS           YEAR
                                                                                     ENDED             ENDED
                                                                                  JANUARY 31,         JULY 31,
                                                                                      1996              1995
INSTITUTIONAL SHARES                                                                 SHARES            SHARES

------------------------------------------------------------------------------  ----------------  ----------------
Shares sold                                                                        5,438,380,727     6,466,015,512
------------------------------------------------------------------------------
Shares issued to shareholders in payment of distributions declared                     1,115,658         1,609,289
------------------------------------------------------------------------------
Shares redeemed                                                                   (5,327,356,878)   (5,961,920,320)
------------------------------------------------------------------------------  ----------------  ----------------
  Net change resulting from Institutional Share transactions                         112,139,507       505,704,481
------------------------------------------------------------------------------  ----------------  ----------------



TAX-FREE OBLIGATIONS FUND
--------------------------------------------------------------------------------

                                                                                   SIX MONTHS           YEAR
                                                                                     ENDED             ENDED
                                                                                  JANUARY 31,         JULY 31,
                                                                                      1996              1995
INSTITUTIONAL SERVICE SHARES                                                         SHARES            SHARES
------------------------------------------------------------------------------  ----------------  ----------------
Shares sold                                                                          918,537,742       919,485,039
Shares issued to shareholders in payment of distributions declared                       751,915           677,610
Shares redeemed                                                                     (763,606,466)     (693,295,290)
------------------------------------------------------------------------------  ----------------  ----------------
  Net change resulting from Institutional Service Share
  transactions                                                                       155,683,191       226,867,359
------------------------------------------------------------------------------  ----------------  ----------------
     Net change resulting from Share
     transactions                                                                    267,822,698       732,571,840
------------------------------------------------------------------------------  ----------------  ----------------


(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.20% of the Fund's average daily net assets.The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE--Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion. For the period ended January 31, 1996, Institutional Shares fully waived its shareholder services fee.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--FServ, through its registered transfer and dividend disbursing agent, Federated Shareholder Services Company, maintains all necessary shareholder records and receives a fee based on the size, type, and number of accounts and transactions made by shareholders.

TAX-FREE OBLIGATIONS FUND
--------------------------------------------------------------------------------

PORTFOLIO ACCOUNTING FEES--FServ also maintains the Trust's accounting records for which it receives a fee. The fee is based on the level of the Trust's average daily net assets for the period, plus out-of-pocket expenses.

INTERFUND TRANSACTIONS--During the period ended January 31, 1996, the Trust engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common
Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $2,129,421,008 and $2,028,444,240 respectively.

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.


TRUSTEES                                               OFFICERS
--------------------------------------------------------------------------------

John F. Donahue                                           John F. Donahue
Thomas G. Bigley                                          Chairman
John T. Conroy, Jr.                                       J. Christopher Donahue
William J. Copeland                                       President
J. Christopher Donahue                                    Edward C. Gonzales
James E. Dowd                                             Executive Vice President
Lawrence D. Ellis, M.D.                                   John W. McGonigle
Edward L. Flaherty, Jr.                                   Executive Vice President and Secretary
Peter E. Madden                                           Richard B. Fisher
Gregor F. Meyer                                           Vice President
John E. Murray, Jr.                                       David M. Taylor
Wesley W. Posvar                                          Treasurer
Marjorie P. Smuts                                         J. Crilley Kelly
                                                          Assistant Secretary


Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

TAX-FREE
OBLIGATIONS
FUND

SEMI-ANNUAL REPORT
TO SHAREHOLDERS
JANUARY 31, 1996

FEDERATED SECURITIES CORP.
--------------------------
Distributor

A Subsidiary of Federated Investors

Federated Investors Tower
Pittsburgh, PA 15222-3779

Cusip 60934N401
Cusip 60934N880
0022807 (3/96)




PRESIDENT'S MESSAGE

Dear Shareholder:


I am pleased to present the Semi-Annual Report to Shareholders for Treasury Obligations Fund, which covers the six-month period ended January 31, 1996. The report begins with an investment review on the short-term Treasury market from the fund's portfolio manager. Following the investment review, you will find the fund's portfolio of investments and its financial statements.

In Treasury Obligations Fund, your ready cash is at work pursuing daily income-along with the additional advantages of daily liquidity and stability of principal*-by investing exclusively in short-term U.S. Treasury obligations and in repurchase agreements collateralized by these obligations.

During the six-month reporting period, dividends paid to shareholders totaled $0.03 per share. At the end of the reporting period, net assets of the fund stood at $5.6 billion.

Thank you for your confidence in the daily earning power of Treasury Obligations Fund. As always, your questions and comments are welcome.

Sincerely,

J. Christopher Donahue
President
March 15, 1996




* Although money market mutual funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so. Investments in mutual funds are neither insured nor guaranteed by the U.S. government.


INVESTMENT REVIEW


Treasury Obligations Fund, which is rated AAAm by Standard & Poor's Ratings Group and Aaa by Moody's Investors Service, Inc.,* is invested in direct obligations of the U.S. Treasury either in the form of notes and bills or as collateral for repurchase agreements. Recently, the fund has been managed within a 40-50 day average maturity range.

The semi-annual reporting period brought continued signs of moderation in the economy, as softening in the manufacturing, housing, and consumer sectors restrained growth. Gross Domestic Product came in below the 2-21/2% pace generally considered to be the potential, noninflationary rate of growth for the economy. The monthly National Association of Purchasing Manager's Index** registered readings of below 50 since July 1995, levels thought to be indicative of a contracting economy. Inflation remained quite friendly, with prices at the consumer level rising less than 3%. Against this backdrop, the Federal Reserve Board (the "Fed") eased monetary policy in late December 1995 and again in January 1996, each time by 25 basis points to lower the Federal Funds target rate from 5.75% to 5.25% by the end of the reporting period. In July of 1995, the Fed had reversed its course in monetary policy by lowering the Federal Funds target rate from 6% to 5.75%, after seven consecutive tightenings throughout 1994 and early 1995.

The combination of a sluggish economy and benign inflation drove short-term interest rates downward over the reporting period, as the market anticipated the easings by the Fed in an attempt to move monetary policy closer to a neutral stance. The yield on the three-month Treasury bill fell by more than 50 basis points over the reporting period, from 5.57% to close to 5.00%. Yields on the six-month and one-year Treasury bills declined even more, by 63 and 75 basis points, respectively. The front end of the yield curve ended the period inverted, with the one-year Treasury bill trading roughly 15 basis points below the three-month Treasury bill at the end of January 1996. Aside from the underlying fundamental factors, movements in market rates were also influenced by the budget negotiations in Washington and the disruption to the Treasury auction schedule in October and November 1995.

Throughout the reporting period, the fund was targeted in a 40-50 day average maturity target range, a modestly bullish stance, as we expected to see additional easings from the Fed. However, with short-term interest rates often anticipating a more aggressive forecast regarding future easing in monetary policy than was consistent with our own outlook, we felt that a yield advantage continued to exist for investments in repurchase agreements versus direct investments in short-term Treasury securities. The fund reinforced its barbell structure by combining this position in repurchase agreements with purchases in an area of the yield curve that offered relative value-securities with longer maturities of six to thirteen months. This portfolio structure provided a competitive yield for the fund.

With the harsh winter weather likely to be a drag on the economy, and inflation remaining under control, we would anticipate additional easings in monetary policy by the Fed in the future. Without a notable change in the underlying economic fundamentals, we would look to reinforce the fund's barbelled structure should market opportunities permit, and will attempt to continue to maximize performance through ongoing relative value analysis. However, changing economic and market developments are continuously monitored to best serve our clients attracted to the short-term U.S. government market.

 * These ratings are obtained after Standard & Poor's Ratings Group evaluates a number of factors, including credit quality, market price exposure and management. Standard & Poor's Ratings Group monitors the portfolio weekly for developments that could cause changes in the ratings. Money market funds and bond funds rated Aaa by Moody's Investors Service, Inc. are judged to be of an investment quality similar to Aaa-rated fixed income obligations, that is, they are judged to be of the best quality. Ratings are subject to change and do not remove market risks.

** The National Association of Purchasing Manager's Index is a diffusion index that measures the economic activity of the largest manufacturers in the United States.


TREASURY OBLIGATIONS FUND
PORTFOLIO OF INVESTMENTS
JANUARY 31, 1996 (UNAUDITED)

  PRINCIPAL
   AMOUNT                                                                                VALUE

SHORT-TERM U.S. TREASURY OBLIGATIONS-24.5%

             (A)U.S. TREASURY BILLS-13.5%
$772,000,000    4.85%-6.05%, 4/4/1996 - 11/14/1996                                  $  754,110,899

                U.S. TREASURY NOTES-11.0%
 608,000,000    5.50%-9.375%, 3/31/1996 - 10/31/1996                                   611,223,351

                  TOTAL SHORT-TERM U.S. TREASURY OBLIGATIONS                         1,365,334,250

(B)REPURCHASE AGREEMENTS-75.8%

 250,000,000    Aubrey G. Lanston and Company, Inc., 5.90%, dated
                  1/31/1996, due 2/1/1996                                              250,000,000
 200,000,000    BT Securities Corporation, 5.93%, dated 1/31/1996, due
                  2/1/1996                                                             200,000,000
 161,700,000    BZW Securities, Inc., 5.92%, dated 1/31/1996, due 2/1/199              161,700,000
 244,000,000    Bear, Stearns and Co., Inc., 5.90%, dated 1/31/1996,
                  due 2/1/1996                                                         244,000,000
 250,000,000    CIBC Wood Gundy Securities Corp., 5.90%, dated 1/31/1996,
                  due 2/1/1996                                                         250,000,000
 265,000,000    Daiwa Securities America, Inc., 5.90%, dated 1/31/1996,
                  due 2/1/1996                                                         265,000,000
 175,000,000    Deutsche Bank Government Securities, Inc., 5.93%, dated
                  1/31/1996, due 2/1/1996                                              175,000,000
 250,000,000    Donaldson, Lufkin and Jenrette Securities Corp., 5.90%, dated
                  1/31/1996, due 2/1/1996                                              250,000,000
 275,000,000    Dresdner Securities (USA), Inc., 5.90%, dated 1/31/1996,
                  due 2/1/1996                                                         275,000,000
 275,000,000    First Chicago Capital Markets, Inc., 5.90%, dated 1/31/1996,
                  due 2/1/1996                                                         275,000,000
 150,000,000    First Union Capital Markets Corp., 5.90%, dated 1/31/1996,
                  due 2/1/1996                                                         150,000,000


TREASURY OBLIGATIONS FUND

  PRINCIPAL
   AMOUNT                                                                                 VALUE


(B)REPURCHASE AGREEMENTS-CONTINUED

$ 55,000,000    Harris Government Securities, Inc., 5.93%, dated 1/31/1996,
                  due 2/1/1996                                                       $  55,000,000
 270,000,000    Lehman Brothers, Inc., 5.95%, dated 1/31/1996, due 2/1/1996            270,000,000
 400,000,000    NationsBank Capital Markets, 5.95%, dated 1/31/1996, due
                  2/1/1996                                                             400,000,000
 100,000,000    Nikko Securities Co. International, Inc., 5.90%, dated 1/31/1996,
                  due 2/1/1996                                                         100,000,000
 260,000,000    Nomura Securities International, Inc., 5.90%, dated 1/31/1996,
                  due 2/1/1996                                                         260,000,000
  50,000,000    State Street Bank and Trust Co., 5.90%, dated 1/31/1996,
                  due 2/1/1996                                                          50,000,000
 275,000,000    Swiss Bank Corp., New York, 5.90%, dated 1/31/1996,
                  due 2/1/1996                                                         275,000,000
 275,000,000    UBS Securities, Inc., 5.90%, dated 1/31/1996, due 2/1/1996             275,000,000
  42,000,000 (c)Lehman Brothers, Inc., 5.55%, dated 12/21/1995,
                  due 2/20/1996                                                         42,000,000
                    TOTAL REPURCHASE AGREEMENTS                                      4,222,700,000
                    TOTAL INVESTMENTS, AT AMORTIZED COST(D)                         $5,588,034,250


(a) Each issue shows the rate of discount at the time of purchase.

(b) The repurchase agreements are fully collateralized by U.S.
    Treasury obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

(c) Although final maturity falls beyond seven days, a liquidity feature is included in the transaction to permit termination of the repurchase agreement within seven days if the creditworthiness of the issuer is downgraded.

(d) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($5,571,079,168) at January 31, 1996.

(See Notes which are an integral part of the Financial Statements)

TREASURY OBLIGATIONS FUND
STATEMENT OF ASSETS AND LIABILITIES
JANUARY 31, 1996 (UNAUDITED)

ASSETS:
Investments in repurchase agreements                           $  4,222,700,000
Investments in securities                                         1,365,334,250
Total investments in securities, at amortized cost and value                          $  5,588,034,250
Income receivable                                                                           10,975,067
  Total assets                                                                           5,599,009,317
LIABILITIES:
Income distribution payable                                          25,652,805
Payable to Bank                                                       1,823,350
Accrued expenses                                                        453,994
  Total liabilities                                                                         27,930,149
NET ASSETS for 5,571,079,168 shares outstanding                                       $  5,571,079,168
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
INSTITUTIONAL SHARES:
$4,380,145,664 / 4,380,145,664 shares outstanding                                                $1.00
INSTITUTIONAL SERVICE SHARES:
$1,190,933,504 / 1,190,933,504 shares outstanding                                                $1.00



(See Notes which are an integral part of the Financial Statements)

TREASURY OBLIGATIONS FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JANUARY 31, 1996 (UNAUDITED)

INVESTMENT INCOME:
Interest                                                                                  $146,033,303
EXPENSES:
Investment advisory fee                                                  $   4,985,755
Administrative personnel and services fee                                    1,886,223
Custodian fees                                                                 179,488
Transfer and dividend disbursing agent fees and expenses                        52,350
Directors'/Trustees' fees                                                       40,544
Auditing fees                                                                    6,624
Legal fees                                                                       2,576
Portfolio accounting fees                                                      172,009
Shareholder services fee - Institutional Shares                              5,075,313
Shareholder services fee - Institutional Service Shares                      1,156,967
Share registration costs                                                       357,272
Printing and postage                                                            11,592
Insurance premiums                                                              22,632
Taxes                                                                           12,512
Miscellaneous                                                                    8,096
  Total expenses                                                            13,969,953
Waivers-
  Waiver of investment advisory fee                         $(2,642,231)
  Waiver of shareholder services fee-Institutional Shares    (5,075,313)
    Total waivers                                                           (7,717,544)
      Net expenses                                                                           6,252,409
        Net investment income                                                             $139,780,894


(See Notes which are an integral part of the Financial Statements)

TREASURY OBLIGATIONS FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                               SIX MONTHS
                                                                  ENDED
                                                               (UNAUDITED)                  YEAR ENDED
                                                                JANUARY 31,                  JULY 31,
                                                                   1996                        1995

INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS-
Net investment income                                      $    139,780,894           $    176,982,155
DISTRIBUTIONS TO SHAREHOLDERS-
Distributions from net investment income
  Institutional Shares                                         (114,576,621)              (167,724,558)
  Institutional Service Shares                                  (25,204,273)                (9,257,597)
    Change in net assets resulting from distributions
    to shareholders                                            (139,780,894)              (176,982,155)
SHARE TRANSACTIONS-
Proceeds from sale of shares                                 15,242,785,245             19,110,121,123
Net asset value of shares issued to shareholders in payment
of distributions declared                                        23,238,127                 22,269,297
Cost of shares redeemed                                     (13,679,866,477)           (17,739,330,600)
  Change in net assets resulting from share transactions      1,586,156,895              1,393,059,820
    Change in net assets                                      1,586,156,895              1,393,059,820
NET ASSETS:
Beginning of period                                           3,984,922,273              2,591,862,453
End of period                                              $  5,571,079,168           $  3,984,922,273


(See Notes which are an integral part of the Financial Statements)

TREASURY OBLIGATIONS FUND
FINANCIAL HIGHLIGHTS-INSTITUTIONAL SHARES
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                            SIX
                                           MONTHS
                                           ENDED
                                         (UNAUDITED)
                                         JANUARY 31,                        YEAR ENDED JULY 31,
                                            1996         1995        1994        1993         1992       1991    1990(A)

NET ASSET VALUE, BEGINNING OF PERIOD          $1.00       $1.00       $1.00        $1.00       $1.00      $1.00    $1.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                        0.03        0.05        0.03         0.03        0.05       0.07     0.04
LESS DISTRIBUTIONS
  Distributions from net investment income    (0.03)      (0.05)      (0.03)       (0.03)      (0.05)     (0.07)   (0.04)
NET ASSET VALUE, END OF PERIOD               $ 1.00       $1.00       $1.00        $1.00       $1.00      $1.00    $1.00
TOTAL RETURN(B)                                2.87%       5.50%       3.35%       3.15%       4.61%       7.11%    5.09%
RATIOS TO AVERAGE NET ASSETS
  Expenses                                    0.20%*       0.20%       0.20%       0.20%       0.20%       0.20%    0.20%*
  Net investment income                       5.64%*       5.42%       3.29%       3.11%       4.49%       6.65%    8.16%*
  Expense waiver/reimbursement(c)             0.36%*       0.36%       0.10%       0.07%       0.08%       0.09%    0.15%*
SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted) $4,380,146  $3,441,068  $2,582,975  $2,532,482  $2,432,037  $1,678,880  $576,048


  * Computed on an annualized basis.

(a) Reflects operations for the period from February 23, 1990 (date of initial public investment) to July 31, 1990.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

TREASURY OBLIGATIONS FUND
FINANCIAL HIGHLIGHTS-INSTITUTIONAL SERVICE SHARES
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                              SIX MONTHS
                                                ENDED
                                             (UNAUDITED)
                                              JANUARY 31,        YEAR ENDED JULY 31,
                                                 1996            1995         1994(A)

NET ASSET VALUE, BEGINNING OF PERIOD            $1.00           $1.00         $1.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                          0.03            0.05         0.003
LESS DISTRIBUTIONS
  Distributions from net investment income      (0.03)          (0.05)       (0.003)
NET ASSET VALUE, END OF PERIOD                  $1.00           $1.00         $1.00
TOTAL RETURN(B)                                  2.74%           5.23%         0.29%
RATIOS TO AVERAGE NET ASSETS
  Expenses                                       0.46%*          0.45%         0.39%*
  Net investment income                          5.45%*          5.53%         4.26%*
  Expense waiver/reimbursement(c)                0.11%*          0.11%         0.10%*
SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)  $1,190,933        $543,855        $8,887


  * Computed on an annualized basis.

(a) Reflects operations for the period from July 5, 1994 (date of initial public investment) to July 31, 1994.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

TREASURY OBLIGATIONS FUND
NOTES TO FINANCIAL STATEMENTS
JANUARY 31, 1996 (UNAUDITED)

(1) ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of Treasury Obligations Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares.

(2) SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.


       INVESTMENT VALUATIONS-The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

       REPURCHASE AGREEMENTS-It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

       The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

       INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS-Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.
       FEDERAL TAXES-It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

TREASURY OBLIGATIONS FUND

       WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS-The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

       OTHER-Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At January 31, 1996, capital paid-in aggregated $5,571,079,168. Transactions in shares were as follows:

                                                                       SIX MONTHS              YEAR
                                                                         ENDED                ENDED
                                                                       JANUARY 31,           JULY 31,
INSTITUTIONAL SHARES                                                      1996                 1995
Shares sold                                                          11,656,697,335      17,554,361,142
Shares issued to shareholders in payment of distributions declared       12,968,260          18,926,732
Shares redeemed                                                     (10,730,587,604)    (16,715,195,395)
    Net change resulting from Institutional Share transactions          939,077,991         858,092,479

                                                                       SIX MONTHS              YEAR
                                                                         ENDED                ENDED
                                                                       JANUARY 31,           JULY 31,
INSTITUTIONAL SERVICE SHARES                                              1996                 1995
Shares sold                                                           3,586,087,910       1,555,759,981
Shares issued to shareholders in payment of distributions declared       10,269,867           3,342,565
Shares redeemed                                                      (2,949,278,873)     (1,024,135,205)
  Net change resulting from Institutional Service Share transactions    647,078,904         534,967,341
    Net change resulting from share transactions                      1,586,156,895       1,393,059,820




TREASURY OBLIGATIONS FUND

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES


INVESTMENT ADVISORY FEE-Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to .20% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE-Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE-Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSis used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSScan modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES-FServ, through its registered transfer and dividend disbursing agent, Federated Shareholder Services Company, maintains all necessary shareholder records and receives a fee based on the size, type, and number of accounts made by shareholders.


PORTFOLIO ACCOUNTING FEES-FServ also maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL-Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

TRUSTEES                                          OFFICERS

John F. Donahue                                   John F. Donahue
Thomas G. Bigley                                    Chairman
John T. Conroy, Jr.                               J. Christopher Donahue
William J. Copeland                                 President
J. Christopher Donahue                            Edward C. Gonzales
James E. Dowd                                       Executive Vice President
Lawrence D. Ellis, M.D.                           John W. McGonigle
Edward L. Flaherty, Jr.                             Executive Vice President and Secretary
Peter E. Madden                                   Richard B. Fisher
Gregor F. Meyer                                     Vice President
John E. Murray, Jr.                               David M. Taylor
Wesley W. Posvar                                    Treasurer
Marjorie P. Smuts                                 J. Crilley Kelly
                                                    Assistant Secretary



Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other